Document And Entity Information	7 Months Ended
May 10, 2012
Entity Registrant Name	SUBURBAN PROPANE PARTNERS LP
Entity Central Index Key	0001005210
Entity Filer Category	Large Accelerated Filer
Document Type	S-1
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Registration Statement on Form S-1 (Registration No. 333-181314) is being filed solely for the purposes of amending Item 16 of Part II of the Registration Statement and to include the XBRL exhibits indicated in such Item. Accordingly, this Amendment No. 1 consists only of the facing page, this explanatory note and Part II to the Registration Statement. The XBRL information being included with this Amendment No. 1 had been previously included with the registrant���s periodic reports filed pursuant to its reporting obligations under the Securities Exchange Act of 1934, as amended. No changes are being made to Part I of the Registration Statement by this filing, and therefore it has been omitted.
Document Period End Date	May 10, 2012

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 24, 2011	Sep. 25, 2010
Current assets:
Cash and cash equivalents	$ 149,553	$ 156,908
Accounts receivable, less allowance for doubtful accounts of $6,960 and $5,403, respectively	66,630	60,383
Inventories	65,907	61,047
Other current assets	15,732	18,089
Total current assets	297,822	296,427
Property, plant and equipment, net	338,125	350,420
Goodwill	277,651	277,244
Other assets	42,861	46,823
Total assets	956,459	970,914
Current liabilities:
Accounts payable	37,456	39,886
Accrued employment and benefit costs	22,951	28,624
Accrued insurance	9,950	10,480
Customer deposits and advances	57,476	63,579
Other current liabilities	23,681	21,945
Total current liabilities	151,514	164,514
Long-term borrowings	348,169	347,953
Accrued insurance	42,891	44,965
Other liabilities	55,667	50,826
Total liabilities	598,241	608,258
Commitments and contingencies
Partners' capital:
Common Unitholders (35,429 and 35,318 units issued and outstanding at September 24, 2011 and September 25, 2010, respectively)	418,134	419,882
Accumulated other comprehensive loss	(59,916)	(57,226)
Total partners' capital	358,218	362,656
Total liabilities and partners' capital	$ 956,459	$ 970,914

CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $) In Thousands, unless otherwise specified	Mar. 24, 2012	Sep. 24, 2011	Mar. 26, 2011	Sep. 25, 2010	Sep. 26, 2009	Sep. 27, 2008
Current assets:
Cash and cash equivalents	$ 96,202	$ 149,553	$ 136,923	$ 156,908	$ 163,173	$ 137,698
Accounts receivable, less allowance for doubtful accounts of $6,263 and $6,960, respectively	106,843	66,630		60,383
Inventories	67,287	65,907		61,047
Other current assets	12,199	15,732		18,089
Total current assets	282,531	297,822		296,427
Property, plant and equipment, net	330,452	338,125		350,420
Goodwill	277,651	277,651		277,244
Other assets	40,844	42,861		46,823
Total assets	931,478	956,459		970,914
Current liabilities:
Accounts payable	34,208	37,456		39,886
Accrued employment and benefit costs	14,832	22,951		28,624
Customer deposits and advances	34,968	57,476		63,579
Other current liabilities	27,241	23,681		21,945
Total current liabilities	111,249	151,514		164,514
Long-term borrowings	348,277	348,169		347,953
Accrued insurance	41,218	42,891		44,965
Other liabilities	54,501	55,667		50,826
Total liabilities	555,245	598,241		608,258
Commitments and contingencies
Partners' capital:
Common Unitholders (35,501 and 35,429 units issued and outstanding at March 24, 2012 and September 24, 2011, respectively)	432,799	418,134		419,882
Accumulated other comprehensive loss	(56,566)	(59,916)		(57,226)
Total partners' capital	376,233	358,218		362,656	357,536	217,895
Total liabilities and partners' capital	$ 931,478	$ 956,459		$ 970,914

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 24, 2012	Sep. 24, 2011	Sep. 25, 2010
Current assets:
Allowance for doubtful accounts	$ 6,263	$ 6,960	$ 5,403
Partner's Capital:
Common Unitholders, issued (in units)	35,500,806	35,429,000	35,318,000
Common Unitholders, outstanding (in units)	35,500,806	35,428,855	35,318,000

CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 24, 2012	Sep. 24, 2011	Sep. 25, 2010
Current assets:
Allowance for doubtful accounts	$ 6,263	$ 6,960	$ 5,403
Partner's Capital:
Common units issued (in units)	35,500,806	35,429,000	35,318,000
Common units outstanding (in units)	35,500,806	35,428,855	35,318,000

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 24, 2011	Sep. 25, 2010	Sep. 26, 2009
Revenues
Propane	$ 929,492	$ 885,459	$ 864,012
Fuel oil and refined fuels	139,572	135,059	159,596
Natural gas and electricity	84,721	77,587	76,832
All other	36,767	38,589	42,714
Total revenue	1,190,552	1,136,694	1,143,154
Costs and expenses
Cost of products sold	678,719	598,451	540,385
Operating	279,329	289,567	304,767
General and administrative	51,648	61,656	57,044
Severance charge	2,000	0	0
Pension settlement charge	0	2,818	0
Depreciation and amortization	35,628	30,834	30,343
Total expenses	1,047,324	983,326	932,539
Operating income	143,228	153,368	210,615
Loss on debt extinguishment	0	(9,473)	(4,624)
Interest income	16	61	802
Interest expense	(27,394)	(27,458)	(39,069)
Income before provision for income taxes	115,850	116,498	167,724
Provision for income taxes	884	1,182	2,486
Net income	$ 114,966	$ 115,316	$ 165,238
Income per Common Unit - basic (in dollars per unit)	$ 3.24	$ 3.26	$ 4.99
Weighted average number of Common Units outstanding - basic (in units)	35,525	35,374	33,134
Income per Common Unit - diluted (in dollars per unit)	$ 3.22	$ 3.24	$ 4.96
Weighted average number of Common Units outstanding - diluted (in units)	35,723	35,613	33,315

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Mar. 24, 2012	Mar. 26, 2011	Mar. 24, 2012	Mar. 26, 2011
Revenues
Propane	$ 283,759	$ 358,309	$ 524,115	$ 617,710
Fuel oil and refined fuels	43,748	63,518	74,729	101,920
Natural gas and electricity	21,708	32,689	39,759	51,657
All other	8,411	9,586	18,909	21,122
Total revenue	357,626	464,102	657,512	792,409
Costs and expenses
Cost of products sold	208,401	259,832	391,975	446,336
Operating	71,293	76,007	137,235	145,084
General and administrative	14,158	10,576	26,453	24,781
Severance charge	0	2,000	0	2,000
Depreciation and amortization	7,649	8,454	15,434	16,634
Total expenses	301,501	356,869	571,097	634,835
Operating income	56,125	107,233	86,415	157,574
Loss on debt extinguishment	507	0	507	0
Interest expense, net	6,425	6,819	13,263	13,665
Income before provision for income taxes	49,193	100,414	72,645	143,909
(Benefit from) provision for income taxes	(380)	98	(160)	464
Net income	$ 49,573	$ 100,316	$ 72,805	$ 143,445
Income per Common Unit - basic	$ 1.39	$ 2.82	$ 2.05	$ 4.04
Weighted average number of Common Units outstanding - basic	35,600	35,513	35,588	35,494
Income per Common Unit - diluted	$ 1.38	$ 2.81	$ 2.03	$ 4.02
Weighted average number of Common Units outstanding - diluted	35,839	35,757	35,808	35,717

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 24, 2011	Sep. 25, 2010	Sep. 26, 2009
Cash flows from operating activities:
Net income	$ 114,966	$ 115,316	$ 165,238
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization expense	35,628	30,834	30,343
Pension settlement charge	0	2,818	0
Loss on debt extinguishment	0	9,473	4,624
Deferred tax provision	0	0	1,385
Other, net	3,316	6,120	3,895
Changes in assets and liabilities:
(Increase) decrease in accounts receivable	(6,247)	(7,709)	42,898
(Increase) decrease in inventories	(4,721)	9,555	9,664
Increase (decrease) in accounts payable	(2,134)	3,376	(22,402)
Increase (decrease) in accrued employment and benefit costs	(5,673)	(12,251)	13,822
Increase (decrease) in accrued insurance	(2,604)	3,127	(20,785)
Increase (decrease) in customer deposits and advances	(6,103)	(6,328)	(5,437)
(Increase) decrease in other current and noncurrent assets	2,470	1,479	19,121
Increase (decrease) in other current and noncurrent liabilities	3,888	(13)	4,185
Net cash provided by operating activities	132,786	155,797	246,551
Cash flows from investing activities:
Capital expenditures	(22,284)	(19,131)	(21,837)
Acquisitions of businesses	(3,195)	(14,500)	0
Proceeds from sale of property, plant and equipment	5,974	3,520	4,985
Net cash (used in) investing activities	(19,505)	(30,111)	(16,852)
Cash flows from financing activities:
Repayments of long-term borrowings	0	(256,510)	(177,821)
Proceeds from long-term borrowings	0	247,840	100,000
Issuance costs associated with long-term borrowings	0	(5,018)	(5,543)
Repayments of short-term borrowings	0	0	(110,000)
Net proceeds from issuance of Common Units	0	0	95,880
Partnership distributions	(120,636)	(118,263)	(106,740)
Net cash (used in) financing activities	(120,636)	(131,951)	(204,224)
Net (decrease) increase in cash and cash equivalents	(7,355)	(6,265)	25,475
Cash and cash equivalents at beginning of year	156,908	163,173	137,698
Cash and cash equivalents at end of year	149,553	156,908	163,173
Supplemental disclosure of cash flow information:
Cash paid for interest	$ 24,584	$ 28,362	$ 39,153

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Mar. 24, 2012	Mar. 26, 2011	Sep. 24, 2011	Sep. 25, 2010	Sep. 26, 2009
Cash flows from operating activities:
Net income	$ 72,805	$ 143,445	$ 114,966	$ 115,316	$ 165,238
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	15,434	16,634	35,628	30,834	30,343
Loss on debt extinguishment	507	0	0	9,473	4,624
Other, net	5,153	570	3,316	6,120	3,895
Changes in assets and liabilities:
Accounts receivable	(40,213)	(81,669)	(6,247)	(7,709)	42,898
Inventories	(1,380)	1,384	(4,721)	9,555	9,664
Other current and noncurrent assets	5,139	2,617	2,470	1,479	19,121
Accounts payable	(3,248)	10,427	(2,134)	3,376	(22,402)
Accrued employment and benefit costs	(8,119)	(4,854)	(5,673)	(12,251)	13,822
Customer deposits and advances	(22,508)	(32,543)	(6,103)	(6,328)	(5,437)
Accrued insurance	(2,983)	(5,208)	(2,604)	3,127	(20,785)
Other current and noncurrent liabilities	(3,539)	(965)	3,888	(13)	4,185
Net cash provided by operating activities	17,048	49,838	132,786	155,797	246,551
Cash flows from investing activities:
Capital expenditures	(9,367)	(11,417)	(22,284)	(19,131)	(21,837)
Acquisitions of businesses	0	(3,195)	(3,195)	(14,500)	0
Proceeds from sale of property, plant and equipment	1,878	5,028	5,974	3,520	4,985
Net cash (used in) investing activities	(7,489)	(9,584)	(19,505)	(30,111)	(16,852)
Cash flows from financing activities:
Repayments of long-term borrowings	(100,000)	0	0	(256,510)	(177,821)
Proceeds from long-term borrowings	100,000	0	0	247,840	100,000
Issuance costs associated with long-term borrowings	(2,420)	0	0	(5,018)	(5,543)
Partnership distributions	(60,490)	(60,239)	(120,636)	(118,263)	(106,740)
Net cash (used in) financing activities	(62,910)	(60,239)	(120,636)	(131,951)	(204,224)
Net (decrease) increase in cash and cash equivalents	(53,351)	(19,985)	(7,355)	(6,265)	25,475
Cash and cash equivalents at beginning of year	149,553	156,908	156,908	163,173	137,698
Cash and cash equivalents at end of year	$ 96,202	$ 136,923	$ 149,553	$ 156,908	$ 163,173

Consolidated Statements of Partners Capital (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Unitholders [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Comprehensive Income (Loss) [Member]
Balance at Sep. 27, 2008	$ 217,895	$ 262,050	$ (44,155)
Balance (in units) at Sep. 27, 2008		32,725,000
Net income	165,238	165,238		165,238
Other comprehensive income:
Net unrealized losses on cash flow hedges	(4,079)		(4,079)	(4,079)
Reclassification of realized losses on cash flow hedges into earnings	3,088		3,088	3,088
Amortization of net actuarial losses and prior service credits into earnings and net change in funded status of benefit plans	(16,142)		(16,142)	(16,142)
Recognition in earnings of net actuarial loss for pension settlement	0
Total comprehensive income				148,105
Partnership distributions	(106,740)	(106,740)
Common Units issued under Restricted Unit Plans (in units)		72,000
Common Units issued under Restricted Unit Plans	95,880	95,880
Sale of Common Units under public offering, net of offering expenses (in units)		2,431,000
Compensation cost recognized under Restricted Unit Plans, net of forfeitures	2,396	2,396
Balance at Sep. 26, 2009	357,536	418,824	(61,288)
Balance (in units) at Sep. 26, 2009		35,228,000
Net income	115,316	115,316		115,316
Other comprehensive income:
Net unrealized losses on cash flow hedges	(5,706)		(5,706)	(5,706)
Reclassification of realized losses on cash flow hedges into earnings	3,597		3,597	3,597
Amortization of net actuarial losses and prior service credits into earnings and net change in funded status of benefit plans	3,353		3,353	3,353
Recognition in earnings of net actuarial loss for pension settlement	2,818		2,818	2,818
Total comprehensive income				119,378
Partnership distributions	(118,263)	(118,263)
Common Units issued under Restricted Unit Plans (in units)		90,000
Compensation cost recognized under Restricted Unit Plans, net of forfeitures	4,005	4,005
Balance at Sep. 25, 2010	362,656	419,882	(57,226)
Balance (in units) at Sep. 25, 2010		35,318,000
Net income	114,966	114,966		114,966
Other comprehensive income:
Net unrealized losses on cash flow hedges	(1,177)		(1,177)	(1,177)
Reclassification of realized losses on cash flow hedges into earnings	2,881		2,881	2,881
Amortization of net actuarial losses and prior service credits into earnings and net change in funded status of benefit plans	(4,394)		(4,394)	(4,394)
Recognition in earnings of net actuarial loss for pension settlement	0
Total comprehensive income				112,276
Partnership distributions	(120,636)	(120,636)
Common Units issued under Restricted Unit Plans (in units)		111,000
Compensation cost recognized under Restricted Unit Plans, net of forfeitures	3,922	3,922
Balance at Sep. 24, 2011	358,218	418,134	(59,916)
Balance (in units) at Sep. 24, 2011		35,429,000
Net income	72,805	72,805		72,805
Other comprehensive income:
Net unrealized losses on cash flow hedges	(378)		(378)	(378)
Reclassification of realized losses on cash flow hedges into earnings	1,338		1,338	1,338
Total comprehensive income				76,155
Partnership distributions	(60,490)	(60,490)
Common Units issued under Restricted Unit Plans (in units)		72
Compensation cost recognized under Restricted Unit Plans, net of forfeitures	2,350	2,350
Balance at Mar. 24, 2012	$ 376,233	$ 432,799	$ (56,566)
Balance (in units) at Mar. 24, 2012		35,501

CONDENSED CONSOLIDATED STATEMENT OF PARTNERS' CAPITAL (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	Common Unitholders [Member]	Accumulated Other Comprehensive (Loss) [Member]	Total	Comprehensive Income [Member]
Balance at Sep. 27, 2008	$ 262,050	$ (44,155)	$ 217,895
Balance (in units) at Sep. 27, 2008	32,725,000
Increase (Decrease) in Partners' Capital [Rollfoward]
Net income	165,238		165,238	165,238
Other comprehensive income:
Unrealized losses on cash flow hedges		(4,079)	(4,079)	(4,079)
Reclassification of realized losses on cash flow hedges into earnings		3,088	3,088	3,088
Comprehensive income				148,105
Partnership distributions	(106,740)		(106,740)
Common Units issued under Restricted Unit Plans (in units)	72,000
Compensation cost recognized under Restricted Unit Plans, net of forfeitures	2,396		2,396
Balance at Sep. 26, 2009	418,824	(61,288)	357,536
Balance (in units) at Sep. 26, 2009	35,228,000
Increase (Decrease) in Partners' Capital [Rollfoward]
Net income	115,316		115,316	115,316
Other comprehensive income:
Unrealized losses on cash flow hedges		(5,706)	(5,706)	(5,706)
Reclassification of realized losses on cash flow hedges into earnings		3,597	3,597	3,597
Comprehensive income				119,378
Partnership distributions	(118,263)		(118,263)
Common Units issued under Restricted Unit Plans (in units)	90,000
Compensation cost recognized under Restricted Unit Plans, net of forfeitures	4,005		4,005
Balance at Sep. 25, 2010	419,882	(57,226)	362,656
Balance (in units) at Sep. 25, 2010	35,318,000
Increase (Decrease) in Partners' Capital [Rollfoward]
Net income	114,966		114,966	114,966
Other comprehensive income:
Unrealized losses on cash flow hedges		(1,177)	(1,177)	(1,177)
Reclassification of realized losses on cash flow hedges into earnings		2,881	2,881	2,881
Comprehensive income				112,276
Partnership distributions	(120,636)		(120,636)
Common Units issued under Restricted Unit Plans (in units)	111,000
Compensation cost recognized under Restricted Unit Plans, net of forfeitures	3,922		3,922
Balance at Sep. 24, 2011	418,134	(59,916)	358,218
Balance (in units) at Sep. 24, 2011	35,429,000
Increase (Decrease) in Partners' Capital [Rollfoward]
Net income	72,805		72,805	72,805
Other comprehensive income:
Unrealized losses on cash flow hedges		(378)	(378)	(378)
Reclassification of realized losses on cash flow hedges into earnings		1,338	1,338	1,338
Amortization of net actuarial losses and prior service credits into earnings		2,390	2,390	2,390
Comprehensive income				76,155
Partnership distributions	(60,490)		(60,490)
Common Units issued under Restricted Unit Plans (in units)	72
Compensation cost recognized under Restricted Unit Plans, net of forfeitures	2,350		2,350
Balance at Mar. 24, 2012	$ 432,799	$ (56,566)	$ 376,233
Balance (in units) at Mar. 24, 2012	35,501

Partnership Organization and Formation	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Partnership Organization and Formation [Abstract]
Partnership Organization and Formation
1.	Partnership Organization and Formation
Suburban Propane Partners, L.P. (the “Partnership”) is a publicly traded Delaware limited partnership principally engaged, through its operating partnership and subsidiaries, in the retail marketing and distribution of propane, fuel oil and refined fuels, as well as the marketing of natural gas and electricity in deregulated markets. In addition, to complement its core marketing and distribution businesses, the Partnership services a wide variety of home comfort equipment, particularly for heating and ventilation. The publicly traded limited partner interests in the Partnership are evidenced by common units traded on the New York Stock Exchange (“Common Units”), with 35,500,806 Common Units outstanding at March 24, 2012. The holders of Common Units are entitled to participate in distributions and exercise the rights and privileges available to limited partners under the Third Amended and Restated Agreement of Limited Partnership (the “Partnership Agreement”), as amended. Rights and privileges under the Partnership Agreement include, among other things, the election of all members of the Board of Supervisors and voting on the removal of the general partner.
Suburban Propane, L.P. (the “Operating Partnership”), a Delaware limited partnership, is the Partnership's operating subsidiary formed to operate the propane business and assets. In addition, Suburban Sales & Service, Inc. (the “Service Company”), a subsidiary of the Operating Partnership, was formed to operate the service work and appliance and parts businesses of the Partnership. The Operating Partnership, together with its direct and indirect subsidiaries, accounts for substantially all of the Partnership's assets, revenues and earnings. The Partnership, the Operating Partnership and the Service Company commenced operations in March 1996 in connection with the Partnership's initial public offering.
The general partner of both the Partnership and the Operating Partnership is Suburban Energy Services Group LLC (the “General Partner”), a Delaware limited liability company, the sole member of which is the Partnership's Chief Executive Officer. Other than as a holder of 784 Common Units that will remain in the General Partner, the General Partner does not have any economic interest in the Partnership or the Operating Partnership.
The Partnership's fuel oil and refined fuels, natural gas and electricity and services businesses are structured as corporate entities (collectively referred to as the “Corporate Entities”) and, as such, are subject to corporate level federal and state income tax.
Suburban Energy Finance Corporation, a direct 100%-owned subsidiary of the Partnership, was formed on November 26, 2003 to serve as co-issuer, jointly and severally, with the Partnership of the Partnership's senior notes.

1.	Partnership Organization and Formation

Suburban Propane Partners, L.P. (the “Partnership”) is a publicly traded Delaware limited partnership principally engaged, through its operating partnership and subsidiaries, in the retail marketing and distribution of propane, fuel oil and refined fuels, as well as the marketing of natural gas and electricity in deregulated markets.  In addition, to complement its core marketing and distribution businesses, the Partnership services a wide variety of home comfort equipment, particularly for heating and ventilation.  The publicly traded limited partner interests in the Partnership are evidenced by common units traded on the New York Stock Exchange (“Common Units”), with 35,428,855 Common Units outstanding at September 24, 2011.  The holders of Common Units are entitled to participate in distributions and exercise the rights and privileges available to limited partners under the Third Amended and Restated Agreement of Limited Partnership (the “Partnership Agreement”), adopted on October 19, 2006 following approval by Common Unitholders at the Partnership's Tri-Annual Meeting and as thereafter amended by the Board of Supervisors on July 31, 2007, pursuant to the authority granted to the Board in the Partnership Agreement.  Rights and privileges under the Partnership Agreement include, among other things, the election of all members of the Board of Supervisors and voting on the removal of the general partner.

Suburban Propane, L.P. (the “Operating Partnership”), a Delaware limited partnership, is the Partnership's operating subsidiary formed to operate the propane business and assets.  In addition, Suburban Sales & Service, Inc. (the “Service Company”), a subsidiary of the Operating Partnership, was formed to operate the service work and appliance and parts businesses of the Partnership.  The Operating Partnership, together with its direct and indirect subsidiaries, accounts for substantially all of the Partnership's assets, revenues and earnings.  The Partnership, the Operating Partnership and the Service Company commenced operations in March 1996 in connection with the Partnership's initial public offering.

The general partner of both the Partnership and the Operating Partnership is Suburban Energy Services Group LLC (the “General Partner”), a Delaware limited liability company, the sole member of which is the Partnership's Chief Executive Officer.  Other than as a holder of 784 Common Units that will remain in the General Partner, the General Partner does not have any economic interest in the Partnership or the Operating Partnership.

The Partnership's fuel oil and refined fuels, natural gas and electricity and services businesses are structured as corporate entities (collectively referred to as the “Corporate Entities”) and, as such, are subject to corporate level income tax.

Suburban Energy Finance Corporation, a direct 100%-owned subsidiary of the Partnership, was formed on November 26, 2003 to serve as co-issuer, jointly and severally with the Partnership, of the Partnership's senior notes.

The Partnership serves approximately 750,000 residential, commercial, industrial and agricultural customers from approximately 300 locations in 30 states.  The Partnership's operations are concentrated in the east and west coast regions of the United States, including Alaska.  No single customer accounted for 10% or more of the Partnership's revenues during fiscal 2011, 2010 or 2009.

Partnership Organization and Formation	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Partnership Organization and Formation [Abstract]
Partnership Organization and Formation
1.	Partnership Organization and Formation
Suburban Propane Partners, L.P. (the “Partnership”) is a publicly traded Delaware limited partnership principally engaged, through its operating partnership and subsidiaries, in the retail marketing and distribution of propane, fuel oil and refined fuels, as well as the marketing of natural gas and electricity in deregulated markets. In addition, to complement its core marketing and distribution businesses, the Partnership services a wide variety of home comfort equipment, particularly for heating and ventilation. The publicly traded limited partner interests in the Partnership are evidenced by common units traded on the New York Stock Exchange (“Common Units”), with 35,500,806 Common Units outstanding at March 24, 2012. The holders of Common Units are entitled to participate in distributions and exercise the rights and privileges available to limited partners under the Third Amended and Restated Agreement of Limited Partnership (the “Partnership Agreement”), as amended. Rights and privileges under the Partnership Agreement include, among other things, the election of all members of the Board of Supervisors and voting on the removal of the general partner.
Suburban Propane, L.P. (the “Operating Partnership”), a Delaware limited partnership, is the Partnership's operating subsidiary formed to operate the propane business and assets. In addition, Suburban Sales & Service, Inc. (the “Service Company”), a subsidiary of the Operating Partnership, was formed to operate the service work and appliance and parts businesses of the Partnership. The Operating Partnership, together with its direct and indirect subsidiaries, accounts for substantially all of the Partnership's assets, revenues and earnings. The Partnership, the Operating Partnership and the Service Company commenced operations in March 1996 in connection with the Partnership's initial public offering.
The general partner of both the Partnership and the Operating Partnership is Suburban Energy Services Group LLC (the “General Partner”), a Delaware limited liability company, the sole member of which is the Partnership's Chief Executive Officer. Other than as a holder of 784 Common Units that will remain in the General Partner, the General Partner does not have any economic interest in the Partnership or the Operating Partnership.
The Partnership's fuel oil and refined fuels, natural gas and electricity and services businesses are structured as corporate entities (collectively referred to as the “Corporate Entities”) and, as such, are subject to corporate level federal and state income tax.
Suburban Energy Finance Corporation, a direct 100%-owned subsidiary of the Partnership, was formed on November 26, 2003 to serve as co-issuer, jointly and severally, with the Partnership of the Partnership's senior notes.

1.	Partnership Organization and Formation

Suburban Propane Partners, L.P. (the “Partnership”) is a publicly traded Delaware limited partnership principally engaged, through its operating partnership and subsidiaries, in the retail marketing and distribution of propane, fuel oil and refined fuels, as well as the marketing of natural gas and electricity in deregulated markets.  In addition, to complement its core marketing and distribution businesses, the Partnership services a wide variety of home comfort equipment, particularly for heating and ventilation.  The publicly traded limited partner interests in the Partnership are evidenced by common units traded on the New York Stock Exchange (“Common Units”), with 35,428,855 Common Units outstanding at September 24, 2011.  The holders of Common Units are entitled to participate in distributions and exercise the rights and privileges available to limited partners under the Third Amended and Restated Agreement of Limited Partnership (the “Partnership Agreement”), adopted on October 19, 2006 following approval by Common Unitholders at the Partnership's Tri-Annual Meeting and as thereafter amended by the Board of Supervisors on July 31, 2007, pursuant to the authority granted to the Board in the Partnership Agreement.  Rights and privileges under the Partnership Agreement include, among other things, the election of all members of the Board of Supervisors and voting on the removal of the general partner.

Suburban Propane, L.P. (the “Operating Partnership”), a Delaware limited partnership, is the Partnership's operating subsidiary formed to operate the propane business and assets.  In addition, Suburban Sales & Service, Inc. (the “Service Company”), a subsidiary of the Operating Partnership, was formed to operate the service work and appliance and parts businesses of the Partnership.  The Operating Partnership, together with its direct and indirect subsidiaries, accounts for substantially all of the Partnership's assets, revenues and earnings.  The Partnership, the Operating Partnership and the Service Company commenced operations in March 1996 in connection with the Partnership's initial public offering.

The general partner of both the Partnership and the Operating Partnership is Suburban Energy Services Group LLC (the “General Partner”), a Delaware limited liability company, the sole member of which is the Partnership's Chief Executive Officer.  Other than as a holder of 784 Common Units that will remain in the General Partner, the General Partner does not have any economic interest in the Partnership or the Operating Partnership.

The Partnership's fuel oil and refined fuels, natural gas and electricity and services businesses are structured as corporate entities (collectively referred to as the “Corporate Entities”) and, as such, are subject to corporate level income tax.

Suburban Energy Finance Corporation, a direct 100%-owned subsidiary of the Partnership, was formed on November 26, 2003 to serve as co-issuer, jointly and severally with the Partnership, of the Partnership's senior notes.

The Partnership serves approximately 750,000 residential, commercial, industrial and agricultural customers from approximately 300 locations in 30 states.  The Partnership's operations are concentrated in the east and west coast regions of the United States, including Alaska.  No single customer accounted for 10% or more of the Partnership's revenues during fiscal 2011, 2010 or 2009.

Summary of Significant Accounting Policies	12 Months Ended
Sep. 24, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

Principles of Consolidation.  The consolidated financial statements include the accounts of the Partnership, the Operating Partnership and all of its direct and indirect subsidiaries.  All significant intercompany transactions and account balances have been eliminated.  The Partnership consolidates the results of operations, financial condition and cash flows of the Operating Partnership as a result of the Partnership's 100% limited partner interest in the Operating Partnership.

Fiscal Period.  The Partnership uses a 52/53 week fiscal year which ends on the last Saturday in September.  The Partnership's fiscal quarters are generally 13 weeks in duration.  When the Partnership's fiscal year is 53 weeks long, the corresponding fourth quarter is 14 weeks in duration.

Revenue Recognition.  Sales of propane, fuel oil and refined fuels are recognized at the time product is delivered to the customer.  Revenue from the sale of appliances and equipment is recognized at the time of sale or when installation is complete, as applicable.  Revenue from repairs, maintenance and other service activities is recognized upon completion of the service.  Revenue from service contracts is recognized ratably over the service period.  Revenue from the natural gas and electricity business is recognized based on customer usage as determined by meter readings for amounts delivered, some of which may be unbilled at the end of each accounting period.  Revenue from annually billed tank fees is deferred at the time of billings and recognized on a straight-line basis over one year.

Fair Value Measurements.  The Partnership measures certain of its assets and liabilities at fair value, which is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants – in either the principal market or the most advantageous market.  The principal market is the market with the greatest level of activity and volume for the asset or liability.

The common framework for measuring fair value utilizes a three-level hierarchy to prioritize the inputs used in the valuation techniques to derive fair values.  The basis for fair value measurements for each level within the hierarchy is described below with Level 1 having the highest priority and Level 3 having the lowest.

•	Level 1: Quoted prices in active markets for identical assets or liabilities.

•
Level 2: Quoted prices in active markets for similar assets or liabilities; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs are observable in active markets.

•	Level 3: Valuations derived from valuation techniques in which one or more significant inputs are unobservable.

Business Combinations.  At the beginning of fiscal 2010, the Partnership adopted revised accounting guidance concerning business combinations.  The Partnership accounts for business combinations using the purchase method and accordingly, the assets and liabilities of the acquired entities are recorded at their estimated fair values at the acquisition date.  Goodwill represents the excess of the purchase price over the fair value of the net assets acquired, including the amount assigned to identifiable intangible assets.  The primary drivers that generate goodwill are the value of synergies between the acquired entities and the Partnership and the acquired assembled workforce, neither of which qualifies as an identifiable intangible asset.  Identifiable intangible assets with finite lives are amortized over their useful lives.  The results of operations of acquired businesses are included in the Consolidated Financial Statements from the acquisition date.  The Partnership expenses all acquisition-related costs as incurred.  Certain provisions of the revised guidance, in particular one related to the accounting for acquired tax benefits, are required to be applied regardless of when the business combination occurred.  Therefore, to the extent the Partnership's Corporate Entities generate taxable profits that enable the utilization of tax benefits acquired in prior business combinations, the corresponding reduction in the valuation allowance will be recorded as a reduction in the provision for income taxes.  Previously, such valuation allowance reductions were recorded as a reduction to goodwill.

Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“US GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Estimates have been made by management in the areas of self-insurance and litigation reserves, pension and other postretirement benefit liabilities and costs, valuation of derivative instruments, depreciation and amortization of long-lived assets, asset impairment assessments, tax valuation allowances and allowances for doubtful accounts.  Actual results could differ from those estimates, making it reasonably possible that a material change in these estimates could occur in the near term.

Cash and Cash Equivalents.  The Partnership considers all highly liquid instruments purchased with an original maturity of three months or less to be cash equivalents.  The carrying amount approximates fair value because of the short maturity of these instruments.

Inventories.  Inventories are stated at the lower of cost or market.  Cost is determined using a weighted average method for propane, fuel oil and refined fuels and natural gas, and a standard cost basis for appliances, which approximates average cost.

Derivative Instruments and Hedging Activities.

Commodity Price Risk.  Given the retail nature of its operations, the Partnership maintains a certain level of priced physical inventory to ensure its field operations have adequate supply commensurate with the time of year.  The Partnership's strategy is to keep its physical inventory priced relatively close to market for its field operations.  The Partnership enters into a combination of exchange-traded futures and option contracts and, in certain instances, over-the-counter option contracts (collectively, “derivative instruments”) to hedge price risk associated with propane and fuel oil physical inventories, as well as future purchases of propane or fuel oil used in its operations and to ensure adequate supply during periods of high demand.  Under this risk management strategy, realized gains or losses on derivative instruments will typically offset losses or gains on the physical inventory once the product is sold.  All of the Partnership's derivative instruments are reported on the consolidated balance sheet at their fair values.  In addition, in the course of normal operations, the Partnership routinely enters into contracts such as forward priced physical contracts for the purchase or sale of propane and fuel oil that qualify for and are designated as normal purchase or normal sale contracts.  Such contracts are exempted from the fair value accounting requirements and are accounted for at the time product is purchased or sold under the related contract.  The Partnership does not use derivative instruments for speculative trading purposes.  Market risks associated with futures, options and forward contracts are monitored daily for compliance with the Partnership's Hedging and Risk Management Policy which includes volume limits for open positions.  Priced on-hand inventory is also reviewed and managed daily as to exposures to changing market prices.

On the date that futures, options and forward contracts are entered into, other than those designated as normal purchases or normal sales, the Partnership makes a determination as to whether the derivative instrument qualifies for designation as a hedge.  Changes in the fair value of derivative instruments are recorded each period in current period earnings or other comprehensive income (“OCI”), depending on whether the derivative instrument is designated as a hedge and, if so, the type of hedge.  For derivative instruments designated as cash flow hedges, the Partnership formally assesses, both at the hedge contract's inception and on an ongoing basis, whether the hedge contract is highly effective in offsetting changes in cash flows of hedged items.  Changes in the fair value of derivative instruments designated as cash flow hedges are reported in OCI to the extent effective and reclassified into earnings during the same period in which the hedged item affects earnings.  The mark-to-market gains or losses on ineffective portions of cash flow hedges are recognized in earnings immediately.  Changes in the fair value of derivative instruments that are not designated as cash flow hedges, and that do not meet the normal purchase and normal sale exemption, are recorded within earnings as they occur.  Cash flows associated with derivative instruments are reported as operating activities within the consolidated statement of cash flows.

Interest Rate Risk.  A portion of the Partnership's borrowings bear interest at prevailing interest rates based upon, at the Operating Partnership's option, LIBOR plus an applicable margin or the base rate, defined as the higher of the Federal Funds Rate plus ½ of 1% or the agent bank's prime rate, or LIBOR plus 1%, plus the applicable margin.  The applicable margin is dependent on the level of the Partnership's total leverage (the ratio of total debt to income before deducting interest expense, income taxes, depreciation and amortization (“EBITDA”)).  Therefore, the Partnership is subject to interest rate risk on the variable component of the interest rate.  The Partnership manages part of its variable interest rate risk by entering into interest rate swap agreements. The interest rate swaps have been designated as, and are accounted for as, cash flow hedges.  The fair value of the interest rate swaps are determined using an income approach, whereby future settlements under the swaps are converted into a single present value, with fair value being based on the value of current market expectations about those future amounts.  Changes in the fair value are recognized in OCI until the hedged item is recognized in earnings.  However, due to changes in the underlying interest rate environment, the corresponding value in OCI is subject to change prior to its impact on earnings.

Long-Lived Assets.

Property, plant and equipment.  Property, plant and equipment are stated at cost.  Expenditures for maintenance and routine repairs are expensed as incurred while betterments are capitalized as additions to the related assets and depreciated over the asset's remaining useful life.  The Partnership capitalizes costs incurred in the acquisition and modification of computer software used internally, including consulting fees and costs of employees dedicated solely to a specific project.  At the time assets are retired, or otherwise disposed of, the asset and related accumulated depreciation are removed from the accounts, and any resulting gain or loss is recognized within operating expenses.  Depreciation is determined under the straight-line method based upon the estimated useful life of the asset as follows:

Buildings	40 Years
Building and land improvements	20-40 Years
Transportation equipment	3-20 Years
Storage facilities	7-40 Years
Office equipment	5-10 Years
Tanks and cylinders	15-40 Years
Computer software	3-7 Years

The weighted average estimated useful life of the Partnership's tanks and cylinders is approximately 27 years.

The Partnership reviews the recoverability of long-lived assets when circumstances occur that indicate that the carrying value of an asset may not be recoverable.  Such circumstances include a significant adverse change in the manner in which an asset is being used, current operating losses combined with a history of operating losses experienced by the asset or a current expectation that an asset will be sold or otherwise disposed of before the end of its previously estimated useful life.  Evaluation of possible impairment is based on the Partnership's ability to recover the value of the asset from the future undiscounted cash flows expected to result from the use and eventual disposition of the asset.  If the expected undiscounted cash flows are less than the carrying amount of such asset, an impairment loss is recorded as the amount by which the carrying amount of an asset exceeds its fair value.  The fair value of an asset will be measured using the best information available, including prices for similar assets or the result of using a discounted cash flow valuation technique.

Goodwill.  Goodwill represents the excess of the purchase price over the fair value of net assets acquired.  Goodwill is subject to an impairment review at a reporting unit level, on an annual basis in August of each year, or when an event occurs or circumstances change that would indicate potential impairment.  The Partnership assesses the carrying value of goodwill at a reporting unit level based on an estimate of the fair value of the respective reporting unit.  Fair value of the reporting unit is estimated using discounted cash flow analyses taking into consideration estimated cash flows in a ten-year projection period and a terminal value calculation at the end of the projection period.  If the fair value of the reporting unit exceeds its carrying value, the goodwill associated with the reporting unit is not considered to be impaired.  If the carrying value of the reporting unit exceeds its fair value, an impairment loss is recognized to the extent that the carrying amount of the associated goodwill, if any, exceeds the implied fair value of the goodwill.

Other Intangible Assets.  Other intangible assets consist of customer lists, tradenames, non-compete agreements and leasehold interests.  Customer lists and tradenames are amortized under the straight-line method over the estimated period for which the assets are expected to contribute to the future cash flows of the reporting entities to which they relate, ending periodically between fiscal years 2012 and 2021.  Non-compete agreements are amortized under the straight-line method over the periods of the related agreements.  Leasehold interests are amortized under the straight-line method over the shorter of the lease term or the useful life of the related assets, through fiscal 2025.

Accrued Insurance.  Accrued insurance represents the estimated costs of known and anticipated or unasserted claims for self-insured liabilities related to general and product, workers' compensation and automobile liability.  Accrued insurance provisions for unasserted claims arising from unreported incidents are based on an analysis of historical claims data.  For each claim, the Partnership records a provision up to the estimated amount of the probable claim utilizing actuarially determined loss development factors applied to actual claims data. The Partnership maintains insurance coverage such that its net exposure for insured claims is limited to the insurance deductible, claims above which are paid by the Partnership's insurance carriers.  For the portion of the estimated liability that exceeds insurance deductibles, the Partnership records an asset related to the amount of the liability expected to be covered by insurance.

Customer Deposits and Advances.  The Partnership offers different payment programs to its customers including the ability to prepay for usage and to make equal monthly payments on account under a budget payment plan.  The Partnership establishes a liability within customer deposits and advances for amounts collected in advance of deliveries.

Income Taxes. As discussed in Note 1, the Partnership structure consists of two limited partnerships, the Partnership and the Operating Partnership, and the Corporate Entities.  For federal income tax purposes, as well as for state income tax purposes in the majority of the states in which the Partnership operates, the earnings attributable to the Partnership and the Operating Partnership are included in the tax returns of the individual partners.  As a result, except for certain states that impose an income tax on partnerships, no income tax expense is reflected in the Partnership's consolidated financial statements relating to the earnings of the Partnership and the Operating Partnership.  The earnings attributable to the Corporate Entities are subject to federal and state income tax.  Net earnings for financial statement purposes may differ significantly from taxable income reportable to Common Unitholders as a result of differences between the tax basis and financial reporting basis of assets and liabilities and the taxable income allocation requirements under the Partnership Agreement.

Income taxes for the Corporate Entities are provided based on the asset and liability approach to accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the expected future tax consequences of differences between the carrying amounts and the tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period when the change is enacted.  A valuation allowance is recorded to reduce the carrying amounts of deferred tax assets when it is more likely than not that the full amount will not be realized.

Loss Contingencies.  In the normal course of business, the Partnership is involved in various claims and legal proceedings.  The Partnership records a liability for such matters when it is probable that a loss has been incurred and the amounts can be reasonably estimated.  The liability includes probable and estimable legal costs to the point in the legal matter where the Partnership believes a conclusion to the matter will be reached.  When only a range of possible loss can be established, the most probable amount in the range is accrued.  If no amount within this range is a better estimate than any other amount within the range, the minimum amount in the range is accrued.

Asset Retirement Obligations.  Asset retirement obligations apply to legal obligations associated with the retirement of long-lived assets that result from the acquisition, construction, development and/or the normal operation of a long-lived asset.  The Partnership has recognized asset retirement obligations for certain costs to remove and properly dispose of underground and aboveground fuel oil storage tanks and contractually mandated removal of leasehold improvements.

The Partnership records a liability at fair value for the estimated cost to settle an asset retirement obligation at the time that liability is incurred, which is generally when the asset is purchased, constructed or leased. The Partnership records the liability, which is referred to as the asset retirement obligation, when it has a legal obligation to incur costs to retire the asset and when a reasonable estimate of the fair value of the liability can be made.  If a reasonable estimate cannot be made at the time the liability is incurred, the Partnership records the liability when sufficient information is available to estimate the liability's fair value.

Unit-Based Compensation.  The Partnership recognizes compensation cost over the respective service period for employee services received in exchange for an award of equity or equity-based compensation based on the grant date fair value of the award.  The Partnership measures liability awards under an equity-based payment arrangement based on remeasurement of the award's fair value at the conclusion of each interim and annual reporting period until the date of settlement, taking into consideration the probability that the performance conditions will be satisfied.

Costs and Expenses. The cost of products sold reported in the consolidated statements of operations represents the weighted average unit cost of propane, fuel oil and refined fuels, as well as the cost of natural gas and electricity sold, including transportation costs to deliver product from the Partnership's supply points to storage or to the Partnership's customer service centers.  Cost of products sold also includes the cost of appliances, equipment and related parts sold or installed by the Partnership's customer service centers computed on a basis that approximates the average cost of the products.  Unrealized (non-cash) gains or losses from changes in the fair value of commodity derivative instruments that are not designated as cash flow hedges are recorded in each reporting period within cost of products sold.  Cost of products sold is reported exclusive of any depreciation and amortization as such amounts are reported separately within the consolidated statements of operations.

All other costs of operating the Partnership's retail propane, fuel oil and refined fuels distribution and appliance sales and service operations, as well as the natural gas and electricity marketing business, are reported within operating expenses in the consolidated statements of operations.  These operating expenses include the compensation and benefits of field and direct operating support personnel, costs of operating and maintaining the vehicle fleet, overhead and other costs of the purchasing, training and safety departments and other direct and indirect costs of operating the Partnership's customer service centers.

All costs of back office support functions, including compensation and benefits for executives and other support functions, as well as other costs and expenses to maintain finance and accounting, treasury, legal, human resources, corporate development and the information systems functions are reported within general and administrative expenses in the consolidated statements of operations.

Net Income Per Unit.  Computations of basic income per Common Unit are performed by dividing net income by the weighted average number of outstanding Common Units, and vested (and unissued) restricted units granted under the Partnership's Restricted Unit Plans, as defined below, to retirement-eligible grantees. Computations of diluted income per Common Unit are performed by dividing net income by the weighted average number of outstanding Common Units and unissued restricted units granted under the Restricted Unit Plans.  In computing diluted net income per Common Unit, weighted average units outstanding used to compute basic net income per Common Unit were increased by 198,298, 238,589 and 180,789 units for fiscal 2011, 2010 and 2009, respectively, to reflect the potential dilutive effect of the unvested restricted units outstanding using the treasury stock method.

Comprehensive Income.  The Partnership reports comprehensive (loss) income (the total of net income and all other non-owner changes in partners' capital) within the consolidated statement of partners' capital.  Comprehensive (loss) income includes unrealized gains and losses on derivative instruments accounted for as cash flow hedges, amortization of net actuarial losses and prior service credits into earnings and changes in the funded status of pension and other postretirement benefit plans.

Reclassifications and Revisions.  Certain prior period amounts have been reclassified to conform with the current period presentation.  In addition, other assets were increased by $654 and other liabilities were increased by $2,835, with a corresponding decrease of $2,181 to common unitholders as of September 27, 2008 to record an asset and a liability that were not included in the consolidated balance sheet in prior years.
Recently Issued Accounting Pronouncements.  In May 2011, the Financial Accounting Standards Board (“FASB”) issued an accounting standard update to provide guidance on achieving a consistent definition of and common requirements for fair value measurement and related disclosure requirements in US GAAP.  The new guidance requires quantitative information about unobservable inputs, valuation processes and sensitivity analysis associated with fair value measurements categorized within Level 3 of the fair value hierarchy, and is effective prospectively during interim and annual periods beginning after December 15, 2011, which will be the second quarter of the Partnership's 2012 fiscal year.  Early adoption is not permitted.  No material impact is expected on the Partnership's consolidated financial position, results of operations and cash flows.

In June 2011, the FASB issued an accounting standard update to provide guidance on increasing the prominence of items reported in other comprehensive income.  This update eliminates the option to present components of other comprehensive income as part of the statement of partners' capital and requires that the total of comprehensive income, the components of net income and the components of other comprehensive income be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  Early adoption of this updated guidance is permitted, and it becomes effective retrospectively during interim and annual periods beginning after December 15, 2011, which will be the second quarter of the Partnership's 2012 fiscal year.  This update does not change the items that must be reported in other comprehensive income.

In September 2011, the FASB issued a revised accounting standard allowing companies to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount.  If, as a result of the qualitative assessment, it is more likely than not that the fair value of a reporting unit is less than its carrying amount, a more detailed two-step goodwill impairment test would be performed to identify a potential goodwill impairment and measure the amount of loss to be recognized, if any.  The standard will be effective for annual and interim goodwill impairment tests performed after December 31, 2011, with early adoption permitted.  The adoption of this standard is not expected to impact the Partnership's financial position, results of operations or cash flows.

Subsequent Events.  The Partnership has evaluated all subsequent events that occurred after the balance sheet date through the date its financial statements were issued, and concluded there were no events or transactions occurring during this period that required recognition or disclosure in its financial statements.

Basis of Presentation	6 Months Ended
Mar. 24, 2012
Basis of Presentation [Abstract]
Basis of Presentation
2.	Basis of Presentation
Principles of Consolidation. The condensed consolidated financial statements include the accounts of the Partnership, the Operating Partnership and all of its direct and indirect subsidiaries. All significant intercompany transactions and account balances have been eliminated. The Partnership consolidates the results of operations, financial condition and cash flows of the Operating Partnership as a result of the Partnership's 100% limited partner interest in the Operating Partnership.
The accompanying condensed consolidated financial statements are unaudited and have been prepared in accordance with the rules and regulations of the Securities and Exchange Commission (“SEC”). They include all adjustments that the Partnership considers necessary for a fair statement of the results for the interim periods presented. Such adjustments consist only of normal recurring items, unless otherwise disclosed. These financial statements should be read in conjunction with the financial statements included in the Partnership's Annual Report on Form 10-K for the fiscal year ended September 24, 2011. Due to the seasonal nature of the Partnership's operations, the results of operations for interim periods are not necessarily indicative of the results to be expected for a full year.

Fiscal Period. The Partnership uses a 52/53 week fiscal year which ends on the last Saturday in September. The Partnership's fiscal quarters are generally 13 weeks in duration. When the Partnership's fiscal year is 53 weeks long, the corresponding fourth quarter is 14 weeks in duration.
Revenue Recognition. Sales of propane, fuel oil and refined fuels are recognized at the time product is delivered to the customer. Revenue from the sale of appliances and equipment is recognized at the time of sale or when installation is complete, as applicable. Revenue from repairs, maintenance and other service activities is recognized upon completion of the service. Revenue from service contracts is recognized ratably over the service period. Revenue from the natural gas and electricity business is recognized based on customer usage as determined by meter readings for amounts delivered, some of which may be unbilled at the end of each accounting period. Revenue from annually billed tank fees is deferred at the time of billing and recognized on a straight-line basis over one year.
Fair Value Measurements. The Partnership measures certain of its assets and liabilities at fair value, which is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants – in either the principal market or the most advantageous market. The principal market is the market with the greatest level of activity and volume for the asset or liability.
The common framework for measuring fair value utilizes a three-level hierarchy to prioritize the inputs used in the valuation techniques to derive fair values. The basis for fair value measurements for each level within the hierarchy is described below with Level 1 having the highest priority and Level 3 having the lowest.

•	Level 1: Quoted prices in active markets for identical assets or liabilities.

•
Level 2: Quoted prices in active markets for similar assets or liabilities; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs are observable in active markets.

•	Level 3: Valuations derived from valuation techniques in which one or more significant inputs are unobservable.
Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“US GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates have been made by management in the areas of depreciation and amortization of long-lived assets, insurance and litigation reserves, severance benefits, pension and other postretirement benefit liabilities and costs, purchase accounting, valuation of derivative instruments, asset valuation assessments, tax valuation allowances, as well as the allowance for doubtful accounts. Actual results could differ from those estimates, making it reasonably possible that a change in these estimates could occur in the near term.

Distributions of Available Cash	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Distributions of Available Cash [Abstract]
Distributions of Available Cash
8.	Distributions of Available Cash
The Partnership makes distributions to its limited partners no later than 45 days after the end of each fiscal quarter of the Partnership in an aggregate amount equal to its Available Cash for such quarter. Available Cash, as defined in the Partnership Agreement, generally means all cash on hand at the end of the respective fiscal quarter less the amount of cash reserves established by the Board of Supervisors in its reasonable discretion for future cash requirements. These reserves are retained for the proper conduct of the Partnership's business, the payment of debt principal and interest and for distributions during the next four quarters.

On April 19, 2012, the Partnership announced a quarterly distribution of $0.8525 per Common Unit, or $3.41 per Common Unit on an annualized basis, in respect of the second quarter of fiscal 2012, payable on May 8, 2012 to holders of record on May 1, 2012.

3.	Distributions of Available Cash

The Partnership makes distributions to its partners no later than 45 days after the end of each fiscal quarter of the Partnership in an aggregate amount equal to its Available Cash for such quarter.  Available Cash, as defined in the Partnership Agreement, generally means all cash on hand at the end of the respective fiscal quarter less the amount of cash reserves established by the Board of Supervisors in its reasonable discretion for future cash requirements.  These reserves are retained for the proper conduct of the Partnership's business, the payment of debt principal and interest and for distributions during the next four quarters.

The following summarizes the quarterly distributions per Common Unit declared and paid in respect of each of the quarters in the three fiscal years in the period ended September 24, 2011:

	Fiscal	Fiscal	Fiscal
	2011	2010	2009

First Quarter	$0.8525	$0.8350	$0.8100
Second Quarter	0.8525	0.8400	0.8150
Third Quarter	0.8525	0.8450	0.8250
Fourth Quarter	0.8525	0.8500	0.8300

Financial Instruments and Risk Management	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Financial Instruments and Risk Management [Abstract]
Financial Instruments and Risk Management
3.	Financial Instruments and Risk Management
Cash and Cash Equivalents. The Partnership considers all highly liquid instruments purchased with an original maturity of three months or less to be cash equivalents. The carrying amount approximates fair value because of the short maturity of these instruments.

Derivative Instruments and Hedging Activities.
Commodity Price Risk. Given the retail nature of its operations, the Partnership maintains a certain level of priced physical inventory to ensure its field operations have adequate supply commensurate with the time of year. The Partnership's strategy is to keep its physical inventory priced relatively close to market for its field operations. The Partnership enters into a combination of exchange-traded futures and options contracts and, in certain instances, over-the-counter options contracts (collectively, “derivative instruments”) to hedge price risk associated with propane and fuel oil physical inventories, as well as anticipated future purchases of propane or fuel oil to be used in its operations and to ensure adequate supply during periods of high demand. Under this risk management strategy, realized gains or losses on derivative instruments will typically offset losses or gains on the physical inventory once the product is sold. All of the Partnership's derivative instruments are reported on the condensed consolidated balance sheet at their fair values. In addition, in the course of normal operations, the Partnership routinely enters into contracts such as forward priced physical contracts for the purchase or sale of propane and fuel oil that qualify for and are designated as normal purchase or normal sale contracts. Such contracts are exempted from the fair value accounting requirements and are accounted for at the time product is purchased or sold under the related contract. The Partnership does not use derivative instruments for speculative trading purposes. Market risks associated with futures, options and forward contracts are monitored daily for compliance with the Partnership's Hedging and Risk Management Policy which includes volume limits for open positions. Priced on-hand inventory is also reviewed and managed daily as to exposures to changing market prices.
On the date that derivative instruments are entered into, the Partnership makes a determination as to whether the derivative instrument qualifies for designation as a hedge. Changes in the fair value of derivative instruments are recorded each period in current period earnings or other comprehensive income (“OCI”), depending on whether the derivative instrument is designated as a hedge and, if so, the type of hedge. For derivative instruments designated as cash flow hedges, the Partnership formally assesses, both at the hedge contract's inception and on an ongoing basis, whether the hedge contract is highly effective in offsetting changes in cash flows of hedged items. Changes in the fair value of derivative instruments designated as cash flow hedges are reported in OCI to the extent effective and reclassified into earnings during the same period in which the hedged item affects earnings. The mark-to-market gains or losses on ineffective portions of cash flow hedges are recognized in earnings immediately. Changes in the fair value of derivative instruments that are not designated as cash flow hedges, and that do not meet the normal purchase and normal sale exemption, are recorded within earnings as they occur. Cash flows associated with derivative instruments are reported as operating activities within the condensed consolidated statement of cash flows.
Interest Rate Risk. A portion of the Partnership's borrowings bear interest at prevailing interest rates based upon, at the Operating Partnership's option, LIBOR plus an applicable margin or the base rate, defined as the higher of the Federal Funds Rate plus  1/2 of 1% or the agent bank's prime rate, or LIBOR plus 1%, plus the applicable margin. The applicable margin is dependent on the level of the Partnership's total leverage (the ratio of total debt to income before deducting interest expense, income taxes, depreciation and amortization (“EBITDA”)). Therefore, the Partnership is subject to interest rate risk on the variable component of the interest rate. The Partnership manages part of its variable interest rate risk by entering into interest rate swap agreements. The interest rate swaps have been designated as, and are accounted for as, cash flow hedges. The fair value of the interest rate swaps are determined using an income approach, whereby future settlements under the swaps are converted into a single present value, with fair value being based on the value of current market expectations about those future amounts. Changes in the fair value are recognized in OCI until the hedged item is recognized in earnings. However, due to changes in the underlying interest rate environment, the corresponding value in OCI is subject to change prior to its impact on earnings.
Valuation of Derivative Instruments. The Partnership measures the fair value of its exchange-traded options and futures contracts using quoted market prices found on the New York Mercantile Exchange (Level 1 inputs), the fair value of its interest rate swaps using model-derived valuations driven by observable projected movements of the 3-month LIBOR (Level 2 inputs) and the fair value of its over-the-counter options contracts using Level 3 inputs. The Partnership's over-the-counter options contracts are valued based on an internal option model. The inputs utilized in the model are based on publicly available information as well as broker quotes. The significant unobservable inputs used in the fair value measurements of the Partnership's over-the-counter options contracts are interest rate and market volatility.

The following summarizes the gross fair value of the Partnership's derivative instruments and their location in the condensed consolidated balance sheet as of March 24, 2012 and September 24, 2011, respectively:

	As of March 24, 2012		As of September 24, 2011
Asset Derivatives	Location	Fair Value	Location	Fair Value
Derivatives not designated as hedging instruments:
Commodity options	Other current assets	$1,083	Other current assets	$3,710
	Other assets	-	Other assets	612
Commodity futures	Other current assets	199	Other current assets	1,132

		$1,282		$5,454

Liability Derivatives	Location	Fair Value	Location	Fair Value
Derivatives designated as hedging instruments:
Interest rate swaps	Other current liabilities	$2,638	Other current liabilities	$2,662
	Other liabilities	999	Other liabilities	1,934

		$3,637		$4,596

Derivatives not designated as hedging instruments:
Commodity options	Other current liabilities	$31	Other current liabilities	$2,407
	Other liabilities	-	Other liabilities	69

		$31		$2,476

The following summarizes the reconciliation of the beginning and ending balances of assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs:

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
	Six Months Ended March 24, 2012		Six Months Ended March 26, 2011
	Assets	Liabilities	Assets	Liabilities
Opening balance of over-the-counter options	$1,780	$118	$1,509	$29
Beginning balance realized during the period	(398)	-	(833)	(11)
Contracts purchased during the period	330	-	475	-
Change in the fair value of beginning balance	(770)	(97)	(41)	(18)

Closing balance of over-the-counter options	$942	$21	$1,110	$-

As of March 24, 2012 and September 24, 2011, the Partnership's outstanding commodity-related derivatives had a weighted average maturity of approximately 5 months and 4 months, respectively.

The effect of the Partnership's derivative instruments on the condensed consolidated statements of operations for the three and six months ended March 24, 2012 and March 26, 2011 are as follows:

	Three months ended March 24, 2012			Three months ended March 26, 2011
Derivatives in Cash Flow Hedging Relationships	Gains (Losses) Recognized in OCI (Effective Portion)	Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)		Gains (Losses) Recognized in OCI (Effective Portion)	Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)
		Location	Amount		Location	Amount
Interest rate swap	$(695)	Interest expense	$(642)	$(352)	Interest expense	$(704)

	$(695)		$(642)	$(352)		$(704)

Derivatives Not Designated as Hedging Instruments	Location of Gains (Losses) Recognized in Income	Amount of Unrealized Gains (Losses) Recognized in Income		Location of Gains (Losses) Recognized in Income	Amount of Unrealized Gains (Losses) Recognized in Income
Options	Cost of products sold	$(653)		Cost of products sold	$766
Futures	Cost of products sold	653		Cost of products sold	3,357

		$-			$4,123

	Six months ended March 24, 2012			Six months ended March 26, 2011
Derivatives in Cash Flow Hedging Relationships	Gains (Losses) Recognized in OCI (Effective Portion)	Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)		Gains (Losses) Recognized in OCI (Effective Portion)	Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)
		Location	Amount		Location	Amount
Interest rate swap	$(378)	Interest expense	$(1,338)	$226	Interest expense	$(1,428)

	$(378)		$(1,338)	$226		$(1,428)

Derivatives Not Designated as Hedging Instruments	Location of Gains (Losses) Recognized in Income	Amount of Unrealized Gains (Losses) Recognized in Income		Location of Gains (Losses) Recognized in Income	Amount of Unrealized Gains (Losses) Recognized in Income
Options	Cost of products sold	$(115)		Cost of products sold	$799
Futures	Cost of products sold	(933)		Cost of products sold	1,751

		$(1,048)			$2,550

Bank Debt and Senior Notes. The fair value of the Revolving Credit Facility (defined below) approximates the carrying value since the interest rates are periodically adjusted to reflect market conditions. Based upon quoted market prices, qualifying as a Level 1 fair value input, the fair value of the Partnership's 2020 senior notes was $270,000 and $248,500 as of March 24, 2012 and September 24, 2011, respectively.

10.	Financial Instruments and Risk Management

Cash and Cash Equivalents.  The fair value of cash and cash equivalents is not materially different from their carrying amount because of the short-term maturity of these instruments.

Derivative Instruments and Hedging Activities.  The Partnership measures the fair value of its exchange-traded options and futures contracts using Level 1 inputs, the fair value of its interest rate swaps using Level 2 inputs and the fair value of its over-the-counter options contracts using Level 3 inputs.  The Partnership's over-the-counter options contracts are valued based on an internal option model.  The inputs utilized in the model are based on publicly available information as well as broker quotes.

The following summarizes the fair value of the Partnership's derivative instruments and their location in the consolidated balance sheet as of September 24, 2011 and September 25, 2010, respectively:

	As of September 24, 2011		As of September 25, 2010
Asset Derivatives	Location	Fair Value	Location	Fair Value
Derivatives not designated as hedging instruments:

Commodity options	Other current assets	$3,710	Other current assets	$2,601
	Other assets	612	Other assets	-

Commodity futures	Other current assets	1,132	Other current assets	22
		$5,454		$2,623

Liability Derivatives	Location	Fair Value	Location	Fair Value
Derivatives designated as hedging instruments:

Interest rate swaps	Other current liabilities	$2,662	Other current liabilities	$2,740
	Other liabilities	1,934	Other liabilities	3,561
		$4,596		$6,301
Derivatives not designated as hedging instruments:

Commodity options	Other current liabilities	$2,407	Other current liabilities	$641
	Other liabilities	69	Other liabilities	-

Commodity futures	Other current liabilities	-	Other current liabilities	1,838
		$2,476		$2,479

The following summarizes the reconciliation of the beginning and ending balances of assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs:

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
	Fiscal 2011		Fiscal 2010
	Assets	Liabilities	Assets	Liabilities
Beginning balance of over-the-counter options	$1,509	$30	$1,675	$844
Beginning balance realized during the period	(1,509)	(30)	(1,434)	(844)
Change in the fair value of beginning balance	-	-	(241)	-
Contracts purchased during the period	1,780	118	1,509	30
Ending balance of over-the-counter options	$1,780	$118	$1,509	$30

As of September 24, 2011, the Partnership's outstanding commodity-related derivatives were scheduled to mature during the following 15 months, and have a weighted average maturity of approximately 4 months.  As of September 25, 2010, the Partnership's outstanding commodity-related derivatives were scheduled to mature during fiscal 2011, and had a weighted average maturity of approximately 3 months.

The effect of the Partnership's derivative instruments on the consolidated statement of operations for fiscal 2011, 2010 and 2009 are as follows:

	Amount of Gains (Losses) Recognized in OCI (Effective Portion)	Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)
Derivatives in Cash Flow Hedging Relationships:		Location	Amount

Fiscal 2011
Interest rate swap	$(1,177)	Interest expense	$(2,881)

Fiscal 2010
Interest rate swap	$(5,706)	Interest expense	$(3,597)

Fiscal 2009
Interest rate swap	$(4,079)	Interest expense	$(3,088)

Derivatives Not Designated as Hedging Instruments:	Location of Gains (Losses) Recognized in Income	Amount of Unrealized Gains (Losses) Recognized in Income

Fiscal 2011
Options	Cost of products sold	$(1,517)
Futures	Cost of products sold	2,948
		$1,431
Fiscal 2010
Options	Cost of products sold	$(1,275)
Futures	Cost of products sold	(4,125)
		$(5,400)
Fiscal 2009
Options	Cost of products sold	$(589)
Futures	Cost of products sold	2,302
		$1,713

Credit Risk.  The Partnership's principal customers are residential and commercial end users of propane and fuel oil and refined fuels served by approximately 300 locations in 30 states.  No single customer accounted for more than 10% of revenues during fiscal 2011, 2010 or 2009 and no concentration of receivables exists as of September 24, 2011 or September 25, 2010.  During fiscal 2011, 2010 and 2009, three suppliers provided approximately 37%, 38% and 40%, respectively, of the Partnership's total propane supply. The Partnership believes that, if supplies from any of these three suppliers were interrupted, it would be able to secure adequate propane supplies from other sources without a material disruption of its operations.

Exchange-traded futures and options contracts are traded on and guaranteed by the New York Mercantile Exchange (the “NYMEX”) and as a result, have minimal credit risk.  Futures contracts traded with brokers of the NYMEX require daily cash settlements in margin accounts.  The Partnership is subject to credit risk with over-the-counter option contracts entered into with various third parties to the extent the counterparties do not perform.  The Partnership evaluates the financial condition of each counterparty with which it conducts business and establishes credit limits to reduce exposure to credit risk based on non-performance.  The Partnership does not require collateral to support the contracts.

Bank Debt and Senior Notes.  The fair value of the Revolving Credit Facility approximates the carrying value since the interest rates are adjusted quarterly to reflect market conditions.  Based upon quoted market prices, the fair value of the Partnership's 2020 Senior Notes was $248,500 as of September 24, 2011.

Selected Balance Sheet Information	12 Months Ended
Sep. 24, 2011
Selected Balance Sheet Information [Abstract]
Selected Balance Sheet Information
4.	Selected Balance Sheet Information

Inventories consist of the following:

	As of
	September 24,	September 25,
	2011	2010

Propane, fuel oil and refined fuels and natural gas	$64,601	$59,836
Appliances and related parts	1,306	1,211
	$65,907	$61,047

The Partnership enters into contracts to buy propane, fuel oil and natural gas for supply purposes.  Such contracts generally have a term of one year subject to annual renewal, with costs based on market prices at the date of delivery.

Property, plant and equipment consist of the following:

	As of
	September 24,	September 25,
	2011	2010

Land and improvements	$27,904	$28,250
Buildings and improvements	82,639	80,072
Transportation equipment	19,067	22,959
Storage facilities	79,525	78,176
Equipment, primarily tanks and cylinders	485,859	481,423
Computer systems	47,718	44,705
Construction in progress	2,704	5,290
	745,416	740,875
Less: accumulated depreciation	407,291	390,455
	$338,125	$350,420

Depreciation expense for the fiscal 2011, 2010 and 2009 amounted to $32,368, $28,411 and $28,123, respectively.  During fiscal 2011 and fiscal 2010, the Partnership recorded a $2,883 and $1,800 adjustment, respectively, to accelerate depreciation expense on certain assets taken out of service.

Inventories	6 Months Ended
Mar. 24, 2012
Inventories [Abstract]
Inventories
4.	Inventories
Inventories are stated at the lower of cost or market. Cost is determined using a weighted average method for propane, fuel oil and refined fuels and natural gas, and a standard cost basis for appliances, which approximates average cost. Inventories consist of the following:

	As of
	March 24, 2012	September 24, 2011
Propane, fuel oil and refined fuels and natural gas	$65,879	$64,601
Appliances and related parts	1,408	1,306

	$67,287	$65,907

Goodwill and Other Intangible Assets	12 Months Ended
Sep. 24, 2011
Goodwill and Other Intangible Assets [Abstract]
Goodwill and Other Intangible Assets
5.	Goodwill and Other Intangible Assets

The Partnership's fiscal 2011 and fiscal 2010 annual goodwill impairment review resulted in no adjustments to the carrying amount of goodwill.  During fiscal 2009, the Partnership reversed $1,385 of the deferred tax asset valuation allowance, respectively, which was established through purchase accounting, as a reduction to goodwill. This adjustment resulted from the utilization of a portion of the net operating losses established in purchase accounting. As a result of the adoption of revised accounting guidance concerning business combinations at the beginning of fiscal 2010, future reversals of the deferred tax asset valuation allowance will be reflected as a reduction of income tax expense.

The changes in carrying value of goodwill assigned to the Partnership's operating segments are as follows:

		Fuel oil and	Natural gas
	Propane	refined fuels	and electricity	Total
Balance as of September 25, 2010
Goodwill	$264,906	$10,900	$7,900	$283,706
Accumulated adjustments	-	(6,462)	-	(6,462)
	$264,906	$4,438	$7,900	$277,244

Balance as of September 24, 2011
Goodwill	$265,313	$10,900	$7,900	$284,113
Accumulated adjustments	-	(6,462)	-	(6,462)
	$265,313	$4,438	$7,900	$277,651

Goodwill acquired during fiscal 2011	$407	$-	$-	$407

Other intangible assets consist of the following:

	As of
	September 24,	September 25,
	2011	2010

Customer lists	$26,523	$25,761
Non-compete agreements	3,756	3,156
Tradenames	1,499	1,499
Other	1,967	1,967
	33,745	32,383
Less: accumulated amortization
Customer lists	(15,036)	(12,671)
Non-compete agreements	(760)	(107)
Tradenames	(1,162)	(1,012)
Other	(709)	(617)
	(17,667)	(14,407)
	$16,078	$17,976

Aggregate amortization expense related to other intangible assets for fiscal 2011, 2010 and 2009 was $3,260, $2,423 and $2,220, respectively.  Aggregate amortization expense for each of the five succeeding fiscal years related to other intangible assets held as of September 24, 2011 is as follows: 2012 - $2,834; 2013 - $2,676; 2014 - $2,341; 2015 - $2,180 and 2016 - $1,690.

Goodwill	6 Months Ended
Mar. 24, 2012
Goodwill and Other Intangible Assets [Abstract]
Goodwill
5.	Goodwill
Goodwill represents the excess of the purchase price over the fair value of net assets acquired. Goodwill is subject to an impairment review at a reporting unit level, on an annual basis in August of each year, or when an event occurs or circumstances change that would indicate potential impairment. The Partnership assesses the carrying value of goodwill at a reporting unit level based on an estimate of the fair value of the respective reporting unit. Fair value of the reporting unit is estimated using discounted cash flow analyses taking into consideration estimated cash flows in a ten-year projection period and a terminal value calculation at the end of the projection period. If the fair value of the reporting unit exceeds its carrying value, the goodwill associated with the reporting unit is not considered to be impaired. If the carrying value of the reporting unit exceeds its fair value, an impairment loss is recognized to the extent that the carrying amount of the associated goodwill, if any, exceeds the implied fair value of the goodwill.
The carrying values of goodwill assigned to the Partnership's operating segments are as follows:

	As of
	March 24, 2012	September 24, 2011
Propane	$265,313	$265,313
Fuel oil and refined fuels	4,438	4,438
Natural gas and electricity	7,900	7,900

	$277,651	$277,651

Income Taxes	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Income Taxes [Abstract]
Income Taxes
13.	Income Taxes
For federal income tax purposes, as well as for state income tax purposes in the majority of the states in which the Partnership operates, the earnings attributable to the Partnership, as a separate legal entity, and the Operating Partnership are not subject to income tax at the Partnership level. Rather, the taxable income or loss attributable to the Partnership, as a separate legal entity, and to the Operating Partnership, which may vary substantially from the income before income taxes, reported by the Partnership in the condensed consolidated statement of operations, are includable in the federal and state income tax returns of the individual partners. The aggregate difference in the basis of the Partnership's net assets for financial and tax reporting purposes cannot be readily determined as the Partnership does not have access to information regarding each partner's basis in the Partnership.
As described in Note 1, the earnings of the Corporate Entities are subject to corporate level federal and state income tax. However, based upon past performance, the Corporate Entities are currently reporting an income tax provision composed primarily of alternative minimum tax. A full valuation allowance has been provided against the deferred tax assets based upon an analysis of all available evidence, both negative and positive at the balance sheet date, which, taken as a whole, indicates that it is more likely than not that sufficient future taxable income will not be available to utilize the assets. Management's periodic reviews include, among other things, the nature and amount of the taxable income and expense items, the expected timing of when assets will be used or liabilities will be required to be reported and the reliability of historical profitability of businesses expected to provide future earnings. Furthermore, management considered tax-planning strategies it could use to increase the likelihood that the deferred assets will be realized.

6.	Income Taxes

For federal income tax purposes, as well as for state income tax purposes in the majority of the states in which the Partnership operates, the earnings attributable to the Partnership, as a separate legal entity, and the Operating Partnership are not subject to income tax at the partnership level.  With the exception of those states that impose an entity-level income tax on partnerships, the taxable income or loss attributable to the Partnership, as a separate legal entity, and to the Operating Partnership, which may vary substantially from the income (loss) before income taxes reported by the Partnership in the consolidated statement of operations, are includable in the federal and state income tax returns of the individual partners.  The aggregate difference in the basis of the Partnership's net assets for financial and tax reporting purposes cannot be readily determined as the Partnership does not have access to each partner's basis in the Partnership.
As described in Note 1 and Note 2, the earnings of the Corporate Entities are subject to corporate level federal and state income tax.  However, based upon past performance, the Corporate Entities are currently reporting an income tax provision composed primarily of alternative minimum tax and state income taxes in the few states that impose taxes on partnerships.  A full valuation allowance has been provided against the deferred tax assets based upon an analysis of all available evidence, both negative and positive at the balance sheet date, which, taken as a whole, indicates that it is more likely than not that sufficient future taxable income will not be available to utilize the assets.  Management's periodic reviews include, among other things, the nature and amount of the taxable income and expense items, the expected timing when assets will be used or liabilities will be required to be reported and the reliability of historical profitability of businesses expected to provide future earnings.  Furthermore, management considered tax-planning strategies it could use to increase the likelihood that the deferred assets will be realized.

The income tax provision of all the legal entities included in the Partnership's consolidated statement of operations consists of the following:

	Year Ended
	September 24,	September 25,	September 26,
	2011	2010	2009

Current
Federal	$135	$177	$173
State and local	749	1,005	928
	884	1,182	1,101
Deferred	-	-	1,385
	$884	$1,182	$2,486

The provision for income taxes differs from income taxes computed at the United States federal statutory rate as a result of the following:

	Year Ended
	September 24,	September 25,	September 26,
	2011	2010	2009

Income tax provision at federal statutory tax rate	$40,548	$40,361	$58,704

Impact of Partnership income not subject to federal income taxes	(39,952)	(38,808)	(56,294)
Permanent differences	239	2,051	719
Change in valuation allowance	(454)	(4,806)	(2,048)
State income taxes	492	2,247	1,262
Other	11	137	143
Provision for income taxes - current and deferred	$884	$1,182	$2,486

The components of net deferred taxes and the related valuation allowance using currently enacted tax rates are as follows:

	As of
	September 24,	September 25,
	2011	2010
Deferred tax assets:
Net operating loss carryforwards	$32,938	$33,214
Allowance for doubtful accounts	1,323	713
Inventory	658	1,423
Intangible assets	1,201	1,362
Deferred revenue	1,303	1,408
Derivative instruments	71	700
AMT credit carryforward	1,086	925
Other accruals	1,936	1,726
Total deferred tax assets	40,516	41,471
Deferred tax liabilities:
Property, plant and equipment	314	815
Total deferred tax liabilities	314	815
Net deferred tax assets	40,202	40,656
Valuation allowance	(40,202)	(40,656)
Net deferred tax assets	$-	$-

Net Income Per Common Unit	6 Months Ended
Mar. 24, 2012
Net Income Per Common Unit [Abstract]
Net Income Per Common Unit
6.	Net Income Per Common Unit
Computations of basic income per Common Unit are performed by dividing net income by the weighted average number of outstanding Common Units, and restricted units granted under the restricted unit plans to retirement-eligible grantees. Computations of diluted income per Common Unit are performed by dividing net income by the weighted average number of outstanding Common Units and unvested restricted units granted under the restricted unit plans. In computing diluted net income per Common Unit, weighted average units outstanding used to compute basic net income per Common Unit were increased by 235,661 and 219,269 units for the three and six months ended March 24, 2012, respectively, and 244,092 and 223,057 units for the three and six months ended March 26, 2011, respectively, to reflect the potential dilutive effect of the unvested restricted units outstanding using the treasury stock method.

Long-Term Borrowings	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Long-Term Borrowings [Abstract]
Long-Term Borrowings
7.	Long-Term Borrowings
Long-term borrowings consist of the following:

	As of
	March 24, 2012	September 24, 2011
7.375% senior notes, due March 15, 2020, net of unamortized discount of $1,723 and $1,831, respectively	$248,277	$248,169
Revolving credit facility, due January 5, 2017	100,000	100,000

	$348,277	$348,169

On March 23, 2010, the Partnership and its 100%-owned subsidiary, Suburban Energy Finance Corporation, issued $250,000 in aggregate principal amount of 7.375% senior notes due 2020 (the “2020 Senior Notes”). The 2020 Senior Notes were issued at 99.136% of the principal amount. The Partnership's obligations under the 2020 Senior Notes are unsecured and rank senior in right of payment to any future subordinated indebtedness and equally in right of payment with any future senior indebtedness. The 2020 Senior Notes are structurally subordinated to, which means they rank effectively behind, any debt and other liabilities of the Operating Partnership. The 2020 Senior Notes mature on March 15, 2020 and require semi-annual interest payments in March and September. The Partnership is permitted to redeem some or all of the 2020 Senior Notes any time at redemption prices specified in the indenture governing the 2020 Senior Notes. In addition, the 2020 Senior Notes have a change of control provision that would require the Partnership to offer to repurchase the notes at 101% of the principal amount repurchased, if a change of control as defined in the indenture occurs and is followed by a rating decline (a decrease in the rating of the notes by either Moody's Investors Service or Standard and Poor's Rating Group by one or more gradations) within 90 days of the consummation of the change of control.
The Operating Partnership has a credit agreement, as amended on January 5, 2012 (the “Amended Credit Agreement”) that provides for a five-year $250,000 revolving credit facility (the “Revolving Credit Facility”) of which, $100,000 was outstanding as of March 24, 2012 and September 24, 2011. The Amended Credit Agreement amends the previous credit agreement to, among other things, extend the maturity date from June 25, 2013 to January 5, 2017, reduce the borrowing rate and commitment fees, and amend certain affirmative and negative covenants. Borrowings under the Revolving Credit Facility may be used for general corporate purposes, including working capital, capital expenditures and acquisitions. The Operating Partnership has the right to prepay any borrowings under the Revolving Credit Facility, in whole or in part, without penalty at any time prior to maturity.
At the time the amendment was entered into, the Operating Partnership had existing borrowings of $100,000 under the revolving credit facility of the previous credit agreement, which borrowings have been rolled into the Revolving Credit Facility of the Amended Credit Agreement. In addition, at the time the amendment was entered into, the Operating Partnership had letters of credit issued under the revolving credit facility of the previous credit agreement primarily in support of retention levels under its self-insurance programs, all of which have been rolled into the Revolving Credit Facility of the Amended Credit Agreement. As of March 24, 2012, the Partnership had standby letters of credit issued under the Revolving Credit Facility in the aggregate amount of $46,926 which expire periodically through April 15, 2013. Therefore, as of March 24, 2012 the Partnership had available borrowing capacity of $103,074 under the Revolving Credit Facility.
In connection with the previous revolving credit facility, the Operating Partnership entered into an interest rate swap agreement with a notional amount of $100,000 and an effective date of March 31, 2010 and termination date of June 25, 2013. Under the interest rate swap agreement, the Operating Partnership will pay a fixed interest rate of 3.12% to the issuing lender on the notional principal amount outstanding, effectively fixing the LIBOR portion of the interest rate at 3.12%. In return, the issuing lender will pay to the Operating Partnership a floating rate, namely LIBOR, on the same notional principal amount. The interest rate swap has been designated as a cash flow hedge.

In connection with the Amended Credit Agreement, the Operating Partnership entered into a forward starting interest rate swap agreement with a June 25, 2013 effective date, which is commensurate with the maturity of the existing interest rate swap agreement, and a termination date of January 5, 2017. Under this forward starting interest rate swap agreement, the Operating Partnership will pay a fixed interest rate of 1.63% to the issuing lender on the notional principal amount outstanding, effectively fixing the LIBOR portion of the interest rate at 1.63%. In return, the issuing lender will pay to the Operating Partnership a floating rate, namely LIBOR, on the same notional principal amount. The forward starting interest rate swap has been designated as a cash flow hedge.
Borrowings under the Revolving Credit Facility bear interest at prevailing interest rates based upon, at the Operating Partnership's option, LIBOR plus the applicable margin or the base rate, defined as the higher of the Federal Funds Rate plus  1/2 of 1%, the agent bank's prime rate, or LIBOR plus 1%, plus in each case the applicable margin. The applicable margin is dependent upon the Partnership's ratio of total debt to EBITDA on a consolidated basis, as defined in the Revolving Credit Facility. As of March 24, 2012, the interest rate for the Revolving Credit Facility was approximately 2.3%. The interest rate and the applicable margin will be reset at the end of each calendar quarter.
The Partnership acts as a guarantor with respect to the obligations of the Operating Partnership under the Amended Credit Agreement pursuant to the terms and conditions set forth therein. The obligations under the Amended Credit Agreement are secured by liens on substantially all of the personal property of the Partnership, the Operating Partnership and their subsidiaries, as well as mortgages on certain real property.
The Amended Credit Agreement and the 2020 Senior Notes both contain various restrictive and affirmative covenants applicable to the Operating Partnership and the Partnership, respectively, including (i) restrictions on the incurrence of additional indebtedness, and (ii) restrictions on certain liens, investments, guarantees, loans, advances, payments, mergers, consolidations, distributions, sales of assets and other transactions. The Amended Credit Agreement contains certain financial covenants (a) requiring the Partnership's consolidated interest coverage ratio, as defined, to be not less than 2.5 to 1.0 as of the end of any fiscal quarter; (b) prohibiting the total consolidated leverage ratio, as defined, of the Partnership from being greater than 4.75 to 1.0 as of the end of any fiscal quarter; and (c) prohibiting the Operating Partnership's senior secured consolidated leverage ratio, as defined, from being greater than 3.0 to 1.0 as of the end of any fiscal quarter. Under the indenture governing the 2020 Senior Notes, the Partnership is generally permitted to make cash distributions equal to available cash, as defined, as of the end of the immediately preceding quarter, if no event of default exists or would exist upon making such distributions, and the Partnership's consolidated fixed charge coverage ratio, as defined, is greater than 1.75 to 1. The Partnership and the Operating Partnership were in compliance with all covenants and terms of the 2020 Senior Notes and the Amended Credit Agreement as of March 24, 2012.
Debt origination costs representing the costs incurred in connection with the placement of, and the subsequent amendment to, long-term borrowings are capitalized within other assets and amortized on a straight-line basis over the term of the respective debt agreements. In connection with the execution of the Amendment Credit Agreement, the Partnership recognized a non-cash charge of $507 to write-off a portion of unamortized debt origination costs associated with the previous credit agreement, and capitalized $2,420 for origination costs incurred with the amendment. Other assets at March 24, 2012 and September 24, 2011 include debt origination costs with a net carrying amount of $8,292 and $7,207, respectively.
The aggregate amounts of long-term debt maturities subsequent to March 24, 2012 are as follows: fiscal 2012 through fiscal 2016: $-0-; and thereafter: $350,000.

7.	Long-Term Borrowings

Long-term borrowings consist of the following:

	As of
	September 24,	September 25,
	2011	2010

7.375% senior notes, due March 15, 2020, net of unamortized discount of $1,831 and $2,047, respectively	$248,169	$247,953
Revolving Credit Agreement, due June 25, 2013	100,000	100,000
	$348,169	$347,953

On March 23, 2010, the Partnership and its 100%-owned subsidiary, Suburban Energy Finance Corporation, completed a public offering of $250,000 in aggregate principal amount of 7.375% senior notes due March 15, 2020 (the “2020 Senior Notes”).  The 2020 Senior Notes were issued at 99.136% of the principal amount.  The net proceeds from the issuance, along with cash on hand, were used to repurchase the 6.875% senior notes due in 2013 (the “2013 Senior Notes”) on March 23, 2010 through a redemption and tender offer.  In connection with the repurchase of the 2013 Senior Notes, the Partnership recognized a loss on the extinguishment of debt of $9,473 in fiscal 2010, consisting of $7,231 for the repurchase premium and related fees, as well as the write-off of $2,242 in unamortized debt origination costs and unamortized discount.

The Partnership's obligations under the 2020 Senior Notes are unsecured and rank senior in right of payment to any future subordinated indebtedness and equally in right of payment with any future senior indebtedness.  The 2020 Senior Notes are structurally subordinated to, which means they rank effectively behind, any debt and other liabilities of the Operating Partnership. The 2020 Senior Notes mature on March 15, 2020 and require semi-annual interest payments in March and September.  The Partnership is permitted to redeem some or all of the 2020 Senior Notes any time at redemption prices specified in the indenture governing the 2020 Senior Notes.  In addition, the 2020 Senior Notes have a change of control provision that would require the Partnership to offer to repurchase the notes at 101% of the principal amount repurchased, if a change of control as defined in the indenture occurs and is followed by a rating decline (a decrease in the rating of the notes by either Moody's Investors Service or Standard and Poor's Rating Group by one or more gradations) within 90 days of the consummation of the change of control.

On June 26, 2009, the Operating Partnership executed a Credit Agreement (the “Credit Agreement”) to provide a four-year $250,000 revolving credit facility (the “Revolving Credit Facility”). The Credit Agreement replaced the Operating Partnership's previous credit facility, which provided for a $108,000 term loan (the “Term Loan”) and a separate $175,000 working capital facility both of which, as amended, were scheduled to mature in March 2010.  Borrowings under the Revolving Credit Facility may be used for general corporate purposes, including working capital, capital expenditures and acquisitions until maturity on June 25, 2013.  The Operating Partnership has the right to prepay any borrowings under the Revolving Credit Facility, in whole or in part, without penalty at any time prior to maturity.  At closing, the Operating Partnership borrowed $100,000 under the Revolving Credit Facility and, along with cash on hand, repaid the $108,000 then outstanding under the Term Loan and terminated the previous credit facility.  In addition, the Partnership has standby letters of credit issued under the Revolving Credit Facility in the aggregate amount of $54,856 primarily in support of retention levels under its self-insurance programs, which expire periodically through April 15, 2012.  Therefore, as of September 24, 2011 the Partnership had available borrowing capacity of $95,144 under the Revolving Credit Facility.

Borrowings under the Revolving Credit Facility bear interest at prevailing interest rates based upon, at the Operating Partnership's option, LIBOR plus the applicable margin or the base rate, defined as the higher of the Federal Funds Rate plus ½ of 1%, the agent bank's prime rate, or LIBOR plus 1%, plus in each case the applicable margin.  The applicable margin is dependent upon the Partnership's ratio of total debt to EBITDA on a consolidated basis, as defined in the Revolving Credit Facility.  As of September 24, 2011, the interest rate for the Revolving Credit Facility was approximately 3.25%.  The interest rate and the applicable margin will be reset at the end of each calendar quarter.

The Partnership acts as a guarantor with respect to the obligations of the Operating Partnership under the Credit Agreement pursuant to the terms and conditions set forth therein.  The obligations under the Credit Agreement are secured by liens on substantially all of the personal property of the Partnership, the Operating Partnership and their subsidiaries, as well as mortgages on certain real property.

On July 31, 2009, the Operating Partnership entered into an interest rate swap agreement with an effective date of March 31, 2010 and termination date of June 25, 2013.  Under the interest rate swap agreement, the Operating Partnership will pay a fixed interest rate of 3.12% to the issuing lender on the notional principal amount outstanding, effectively fixing the LIBOR portion of the interest rate at 3.12%.  In return, the issuing lender will pay to the Operating Partnership a floating rate, namely LIBOR, on the same notional principal amount.  This interest rate swap agreement replaced the previous interest rate swap agreement which terminated on March 31, 2010.  The interest rate swaps have been designated as a cash flow hedge.

The Revolving Credit Facility and the 2020 Senior Notes both contain various restrictive and affirmative covenants applicable to the Operating Partnership and the Partnership, respectively, including (i) restrictions on the incurrence of additional indebtedness, and (ii) restrictions on certain liens, investments, guarantees, loans, advances, payments, mergers, consolidations, distributions, sales of assets and other transactions.  The Revolving Credit Facility contains certain financial covenants (a) requiring the Partnership's consolidated interest coverage ratio, as defined, to be not less than 2.5 to 1.0 as of the end of any fiscal quarter; (b) prohibiting the total consolidated leverage ratio, as defined, of the Partnership from being greater than 4.5 to 1.0 as of the end of any fiscal quarter; and (c) prohibiting the Operating Partnership's senior secured consolidated leverage ratio, as defined, from being greater than 3.0 to 1.0 as of the end of any fiscal quarter.  Under the indenture governing the 2020 Senior Notes, the Partnership is generally permitted to make cash distributions equal to available cash, as defined, as of the end of the immediately preceding quarter, if no event of default exists or would exist upon making such distributions, and the Partnership's consolidated fixed charge coverage ratio, as defined, is greater than 1.75 to 1.  The Partnership and the Operating Partnership were in compliance with all covenants and terms of the 2020 Senior Notes and the Revolving Credit Facility as of September 24, 2011.
Debt origination costs representing the costs incurred in connection with the placement of, and the subsequent amendment to, long-term borrowings are capitalized within other assets and amortized on a straight-line basis over the term of the respective debt agreements. Other assets at September 24, 2011 and September 25, 2010 include debt origination costs with a net carrying amount of $7,207 and $9,157, respectively.

The aggregate amounts of long-term debt maturities subsequent to September 24, 2011 are as follows: 2012: $-0-; 2013: $100,000; 2014: $-0-; 2015: $-0-; and thereafter: $250,000.

Long Term Borrowings	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Long-Term Borrowings [Abstract]
Long-Term Borrowings
7.	Long-Term Borrowings
Long-term borrowings consist of the following:

	As of
	March 24, 2012	September 24, 2011
7.375% senior notes, due March 15, 2020, net of unamortized discount of $1,723 and $1,831, respectively	$248,277	$248,169
Revolving credit facility, due January 5, 2017	100,000	100,000

	$348,277	$348,169

On March 23, 2010, the Partnership and its 100%-owned subsidiary, Suburban Energy Finance Corporation, issued $250,000 in aggregate principal amount of 7.375% senior notes due 2020 (the “2020 Senior Notes”). The 2020 Senior Notes were issued at 99.136% of the principal amount. The Partnership's obligations under the 2020 Senior Notes are unsecured and rank senior in right of payment to any future subordinated indebtedness and equally in right of payment with any future senior indebtedness. The 2020 Senior Notes are structurally subordinated to, which means they rank effectively behind, any debt and other liabilities of the Operating Partnership. The 2020 Senior Notes mature on March 15, 2020 and require semi-annual interest payments in March and September. The Partnership is permitted to redeem some or all of the 2020 Senior Notes any time at redemption prices specified in the indenture governing the 2020 Senior Notes. In addition, the 2020 Senior Notes have a change of control provision that would require the Partnership to offer to repurchase the notes at 101% of the principal amount repurchased, if a change of control as defined in the indenture occurs and is followed by a rating decline (a decrease in the rating of the notes by either Moody's Investors Service or Standard and Poor's Rating Group by one or more gradations) within 90 days of the consummation of the change of control.
The Operating Partnership has a credit agreement, as amended on January 5, 2012 (the “Amended Credit Agreement”) that provides for a five-year $250,000 revolving credit facility (the “Revolving Credit Facility”) of which, $100,000 was outstanding as of March 24, 2012 and September 24, 2011. The Amended Credit Agreement amends the previous credit agreement to, among other things, extend the maturity date from June 25, 2013 to January 5, 2017, reduce the borrowing rate and commitment fees, and amend certain affirmative and negative covenants. Borrowings under the Revolving Credit Facility may be used for general corporate purposes, including working capital, capital expenditures and acquisitions. The Operating Partnership has the right to prepay any borrowings under the Revolving Credit Facility, in whole or in part, without penalty at any time prior to maturity.
At the time the amendment was entered into, the Operating Partnership had existing borrowings of $100,000 under the revolving credit facility of the previous credit agreement, which borrowings have been rolled into the Revolving Credit Facility of the Amended Credit Agreement. In addition, at the time the amendment was entered into, the Operating Partnership had letters of credit issued under the revolving credit facility of the previous credit agreement primarily in support of retention levels under its self-insurance programs, all of which have been rolled into the Revolving Credit Facility of the Amended Credit Agreement. As of March 24, 2012, the Partnership had standby letters of credit issued under the Revolving Credit Facility in the aggregate amount of $46,926 which expire periodically through April 15, 2013. Therefore, as of March 24, 2012 the Partnership had available borrowing capacity of $103,074 under the Revolving Credit Facility.
In connection with the previous revolving credit facility, the Operating Partnership entered into an interest rate swap agreement with a notional amount of $100,000 and an effective date of March 31, 2010 and termination date of June 25, 2013. Under the interest rate swap agreement, the Operating Partnership will pay a fixed interest rate of 3.12% to the issuing lender on the notional principal amount outstanding, effectively fixing the LIBOR portion of the interest rate at 3.12%. In return, the issuing lender will pay to the Operating Partnership a floating rate, namely LIBOR, on the same notional principal amount. The interest rate swap has been designated as a cash flow hedge.

In connection with the Amended Credit Agreement, the Operating Partnership entered into a forward starting interest rate swap agreement with a June 25, 2013 effective date, which is commensurate with the maturity of the existing interest rate swap agreement, and a termination date of January 5, 2017. Under this forward starting interest rate swap agreement, the Operating Partnership will pay a fixed interest rate of 1.63% to the issuing lender on the notional principal amount outstanding, effectively fixing the LIBOR portion of the interest rate at 1.63%. In return, the issuing lender will pay to the Operating Partnership a floating rate, namely LIBOR, on the same notional principal amount. The forward starting interest rate swap has been designated as a cash flow hedge.
Borrowings under the Revolving Credit Facility bear interest at prevailing interest rates based upon, at the Operating Partnership's option, LIBOR plus the applicable margin or the base rate, defined as the higher of the Federal Funds Rate plus  1/2 of 1%, the agent bank's prime rate, or LIBOR plus 1%, plus in each case the applicable margin. The applicable margin is dependent upon the Partnership's ratio of total debt to EBITDA on a consolidated basis, as defined in the Revolving Credit Facility. As of March 24, 2012, the interest rate for the Revolving Credit Facility was approximately 2.3%. The interest rate and the applicable margin will be reset at the end of each calendar quarter.
The Partnership acts as a guarantor with respect to the obligations of the Operating Partnership under the Amended Credit Agreement pursuant to the terms and conditions set forth therein. The obligations under the Amended Credit Agreement are secured by liens on substantially all of the personal property of the Partnership, the Operating Partnership and their subsidiaries, as well as mortgages on certain real property.
The Amended Credit Agreement and the 2020 Senior Notes both contain various restrictive and affirmative covenants applicable to the Operating Partnership and the Partnership, respectively, including (i) restrictions on the incurrence of additional indebtedness, and (ii) restrictions on certain liens, investments, guarantees, loans, advances, payments, mergers, consolidations, distributions, sales of assets and other transactions. The Amended Credit Agreement contains certain financial covenants (a) requiring the Partnership's consolidated interest coverage ratio, as defined, to be not less than 2.5 to 1.0 as of the end of any fiscal quarter; (b) prohibiting the total consolidated leverage ratio, as defined, of the Partnership from being greater than 4.75 to 1.0 as of the end of any fiscal quarter; and (c) prohibiting the Operating Partnership's senior secured consolidated leverage ratio, as defined, from being greater than 3.0 to 1.0 as of the end of any fiscal quarter. Under the indenture governing the 2020 Senior Notes, the Partnership is generally permitted to make cash distributions equal to available cash, as defined, as of the end of the immediately preceding quarter, if no event of default exists or would exist upon making such distributions, and the Partnership's consolidated fixed charge coverage ratio, as defined, is greater than 1.75 to 1. The Partnership and the Operating Partnership were in compliance with all covenants and terms of the 2020 Senior Notes and the Amended Credit Agreement as of March 24, 2012.
Debt origination costs representing the costs incurred in connection with the placement of, and the subsequent amendment to, long-term borrowings are capitalized within other assets and amortized on a straight-line basis over the term of the respective debt agreements. In connection with the execution of the Amendment Credit Agreement, the Partnership recognized a non-cash charge of $507 to write-off a portion of unamortized debt origination costs associated with the previous credit agreement, and capitalized $2,420 for origination costs incurred with the amendment. Other assets at March 24, 2012 and September 24, 2011 include debt origination costs with a net carrying amount of $8,292 and $7,207, respectively.
The aggregate amounts of long-term debt maturities subsequent to March 24, 2012 are as follows: fiscal 2012 through fiscal 2016: $-0-; and thereafter: $350,000.

7.	Long-Term Borrowings

Long-term borrowings consist of the following:

	As of
	September 24,	September 25,
	2011	2010

7.375% senior notes, due March 15, 2020, net of unamortized discount of $1,831 and $2,047, respectively	$248,169	$247,953
Revolving Credit Agreement, due June 25, 2013	100,000	100,000
	$348,169	$347,953

On March 23, 2010, the Partnership and its 100%-owned subsidiary, Suburban Energy Finance Corporation, completed a public offering of $250,000 in aggregate principal amount of 7.375% senior notes due March 15, 2020 (the “2020 Senior Notes”).  The 2020 Senior Notes were issued at 99.136% of the principal amount.  The net proceeds from the issuance, along with cash on hand, were used to repurchase the 6.875% senior notes due in 2013 (the “2013 Senior Notes”) on March 23, 2010 through a redemption and tender offer.  In connection with the repurchase of the 2013 Senior Notes, the Partnership recognized a loss on the extinguishment of debt of $9,473 in fiscal 2010, consisting of $7,231 for the repurchase premium and related fees, as well as the write-off of $2,242 in unamortized debt origination costs and unamortized discount.

The Partnership's obligations under the 2020 Senior Notes are unsecured and rank senior in right of payment to any future subordinated indebtedness and equally in right of payment with any future senior indebtedness.  The 2020 Senior Notes are structurally subordinated to, which means they rank effectively behind, any debt and other liabilities of the Operating Partnership. The 2020 Senior Notes mature on March 15, 2020 and require semi-annual interest payments in March and September.  The Partnership is permitted to redeem some or all of the 2020 Senior Notes any time at redemption prices specified in the indenture governing the 2020 Senior Notes.  In addition, the 2020 Senior Notes have a change of control provision that would require the Partnership to offer to repurchase the notes at 101% of the principal amount repurchased, if a change of control as defined in the indenture occurs and is followed by a rating decline (a decrease in the rating of the notes by either Moody's Investors Service or Standard and Poor's Rating Group by one or more gradations) within 90 days of the consummation of the change of control.

On June 26, 2009, the Operating Partnership executed a Credit Agreement (the “Credit Agreement”) to provide a four-year $250,000 revolving credit facility (the “Revolving Credit Facility”). The Credit Agreement replaced the Operating Partnership's previous credit facility, which provided for a $108,000 term loan (the “Term Loan”) and a separate $175,000 working capital facility both of which, as amended, were scheduled to mature in March 2010.  Borrowings under the Revolving Credit Facility may be used for general corporate purposes, including working capital, capital expenditures and acquisitions until maturity on June 25, 2013.  The Operating Partnership has the right to prepay any borrowings under the Revolving Credit Facility, in whole or in part, without penalty at any time prior to maturity.  At closing, the Operating Partnership borrowed $100,000 under the Revolving Credit Facility and, along with cash on hand, repaid the $108,000 then outstanding under the Term Loan and terminated the previous credit facility.  In addition, the Partnership has standby letters of credit issued under the Revolving Credit Facility in the aggregate amount of $54,856 primarily in support of retention levels under its self-insurance programs, which expire periodically through April 15, 2012.  Therefore, as of September 24, 2011 the Partnership had available borrowing capacity of $95,144 under the Revolving Credit Facility.

Borrowings under the Revolving Credit Facility bear interest at prevailing interest rates based upon, at the Operating Partnership's option, LIBOR plus the applicable margin or the base rate, defined as the higher of the Federal Funds Rate plus ½ of 1%, the agent bank's prime rate, or LIBOR plus 1%, plus in each case the applicable margin.  The applicable margin is dependent upon the Partnership's ratio of total debt to EBITDA on a consolidated basis, as defined in the Revolving Credit Facility.  As of September 24, 2011, the interest rate for the Revolving Credit Facility was approximately 3.25%.  The interest rate and the applicable margin will be reset at the end of each calendar quarter.

The Partnership acts as a guarantor with respect to the obligations of the Operating Partnership under the Credit Agreement pursuant to the terms and conditions set forth therein.  The obligations under the Credit Agreement are secured by liens on substantially all of the personal property of the Partnership, the Operating Partnership and their subsidiaries, as well as mortgages on certain real property.

On July 31, 2009, the Operating Partnership entered into an interest rate swap agreement with an effective date of March 31, 2010 and termination date of June 25, 2013.  Under the interest rate swap agreement, the Operating Partnership will pay a fixed interest rate of 3.12% to the issuing lender on the notional principal amount outstanding, effectively fixing the LIBOR portion of the interest rate at 3.12%.  In return, the issuing lender will pay to the Operating Partnership a floating rate, namely LIBOR, on the same notional principal amount.  This interest rate swap agreement replaced the previous interest rate swap agreement which terminated on March 31, 2010.  The interest rate swaps have been designated as a cash flow hedge.

The Revolving Credit Facility and the 2020 Senior Notes both contain various restrictive and affirmative covenants applicable to the Operating Partnership and the Partnership, respectively, including (i) restrictions on the incurrence of additional indebtedness, and (ii) restrictions on certain liens, investments, guarantees, loans, advances, payments, mergers, consolidations, distributions, sales of assets and other transactions.  The Revolving Credit Facility contains certain financial covenants (a) requiring the Partnership's consolidated interest coverage ratio, as defined, to be not less than 2.5 to 1.0 as of the end of any fiscal quarter; (b) prohibiting the total consolidated leverage ratio, as defined, of the Partnership from being greater than 4.5 to 1.0 as of the end of any fiscal quarter; and (c) prohibiting the Operating Partnership's senior secured consolidated leverage ratio, as defined, from being greater than 3.0 to 1.0 as of the end of any fiscal quarter.  Under the indenture governing the 2020 Senior Notes, the Partnership is generally permitted to make cash distributions equal to available cash, as defined, as of the end of the immediately preceding quarter, if no event of default exists or would exist upon making such distributions, and the Partnership's consolidated fixed charge coverage ratio, as defined, is greater than 1.75 to 1.  The Partnership and the Operating Partnership were in compliance with all covenants and terms of the 2020 Senior Notes and the Revolving Credit Facility as of September 24, 2011.
Debt origination costs representing the costs incurred in connection with the placement of, and the subsequent amendment to, long-term borrowings are capitalized within other assets and amortized on a straight-line basis over the term of the respective debt agreements. Other assets at September 24, 2011 and September 25, 2010 include debt origination costs with a net carrying amount of $7,207 and $9,157, respectively.

The aggregate amounts of long-term debt maturities subsequent to September 24, 2011 are as follows: 2012: $-0-; 2013: $100,000; 2014: $-0-; 2015: $-0-; and thereafter: $250,000.

Unit-Based Compensation Arrangements	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Unit-Based Compensation Arrangements [Abstract]
Unit-Based Compensation Arrangements
9.	Unit-Based Compensation Arrangements
The Partnership recognizes compensation cost over the respective service period for employee services received in exchange for an award of equity or equity-based compensation based on the grant date fair value of the award. The Partnership measures liability awards under an equity-based payment arrangement based on remeasurement of the award's fair value at the conclusion of each interim and annual reporting period until the date of settlement, taking into consideration the probability that the performance conditions will be satisfied.
Restricted Unit Plans. In fiscal 2000 and fiscal 2009, the Partnership adopted the Suburban Propane Partners, L.P. 2000 Restricted Unit Plan and 2009 Restricted Unit Plan (collectively, the “Restricted Unit Plans”), respectively, which authorize the issuance of Common Units to executives, managers and other employees and members of the Board of Supervisors of the Partnership. The total number of Common Units authorized for issuance under the Restricted Unit Plans was 1,903,406 as of March 24, 2012. Unless otherwise stipulated by the Compensation Committee of the Board of Supervisors on or before the grant date, restricted units issued under the Restricted Unit Plans vest over time with 25% of the Common Units vesting on each of the third and fourth anniversaries of the grant date and the remaining 50% of the Common Units vesting on the fifth anniversary of the grant date. The Restricted Unit Plans participants are not eligible to receive quarterly distributions with respect to or vote their respective restricted units until vested. Because each restricted unit represents a promise to issue a Common Unit at a future date, restricted units cannot be sold or transferred prior to vesting. The fair value of the restricted unit is established by the market price of the Common Unit on the date of grant, net of estimated future distributions and forfeitures during the vesting period. Restricted units are subject to forfeiture in certain circumstances as defined in the Restricted Unit Plans. Compensation expense for the unvested awards is recognized ratably over the vesting periods and is net of estimated forfeitures.
During the six months ended March 24, 2012, the Partnership awarded 108,674 restricted units under the Restricted Unit Plans at an aggregate grant date fair value of $3,543. The following is a summary of activity for the Restricted Unit Plans for the six months ended March 24, 2012:

	Units	Weighted Average Grant Date Fair Value Per Unit
Outstanding September 24, 2011	485,423	$32.71
Awarded	108,674	32.60
Forfeited	(8,165)	(29.79)
Issued	(71,951)	(29.95)

Outstanding March 24, 2012	513,981	$33.19

As of March 24, 2012, unrecognized compensation cost related to unvested restricted units awarded under the Restricted Unit Plans amounted to $7,302. Compensation cost associated with unvested awards is expected to be recognized over a weighted-average period of 1.8 years. Compensation expense recognized under the Restricted Unit Plans, net of forfeitures, for the three and six months ended March 24, 2012 was $1,147 and $2,350, respectively, and $1,067 and $2,399 for the three and six months ended March 26, 2011, respectively.
Long-Term Incentive Plan. The Partnership has a non-qualified, unfunded long-term incentive plan for officers and key employees (the “LTIP”) which provides for payment, in the form of cash, of an award of equity-based compensation at the end of a three-year performance period. The level of compensation earned under the LTIP is based on the market performance of the Partnership's Common Units on the basis of total return to Unitholders (“TRU”) compared to the TRU of a predetermined peer group consisting solely of other master limited partnerships, approved by the Compensation Committee of the Board of Supervisors, over the same three-year performance period. As a result of the quarterly remeasurement of the liability for awards under the LTIP, compensation expense for the three and six months ended March 24, 2012 was $102 and $691, respectively, and $645 and $1,501 for the three and six months ended March 26, 2011, respectively. As of March 24, 2012 and September 24, 2011, the Partnership had a liability included within accrued employment and benefit costs (or other liabilities, as applicable) of $2,520 and $5,164, respectively, related to estimated future payments under the LTIP.

8.	Unit-Based Compensation Arrangements

As described in Note 2, the Partnership recognizes compensation cost over the respective service period for employee services received in exchange for an award of equity, or equity-based compensation, based on the grant date fair value of the award.  The Partnership measures liability awards under an equity-based payment arrangement based on remeasurement of the award's fair value at the conclusion of each interim and annual reporting period until the date of settlement, taking into consideration the probability that the performance conditions will be satisfied.

Restricted Unit Plans.  In fiscal 2000 and fiscal 2009, the Partnership adopted the Suburban Propane Partners, L.P. 2000 Restricted Unit Plan and 2009 Restricted Unit Plan (collectively, the “Restricted Unit Plans”), respectively, which authorizes the issuance of Common Units to executives, managers and other employees and members of the Board of Supervisors of the Partnership.  The total number of Common Units authorized for issuance under the Restricted Unit Plans was 1,906,971 as of September 24, 2011.  Unless otherwise stipulated by the Compensation Committee of the Partnership's Board of Supervisors on or before the grant date, Restricted Units issued under the Restricted Unit Plans vest over time with 25% of the Common Units vesting at the end of each of the third and fourth anniversaries of the grant date and the remaining 50% of the Common Units vesting at the end of the fifth anniversary of the grant date.  The Restricted Unit Plans participants are not eligible to receive quarterly distributions on, or vote their respective restricted units until vested.  Restricted units cannot be sold or transferred prior to vesting. The value of the restricted unit is established by the market price of the Common Unit on the date of grant, net of estimated future distributions during the vesting period.  Restricted units are subject to forfeiture in certain circumstances as defined in the Restricted Unit Plans. Compensation expense for the unvested awards is recognized ratably over the vesting periods and is net of estimated forfeitures.

The following is a summary of activity in the Restricted Unit Plans:

		Weighted Average
		Grant Date Fair
	Units	Value Per Unit
Outstanding September 27, 2008	446,515	$30.57
Granted	68,799	18.10
Forfeited	(28,382)	(31.92)
Vested	(71,637)	(27.81)
Outstanding September 26, 2009	415,295	28.89
Granted	160,771	32.11
Forfeited	(4,693)	(30.31)
Vested	(90,106)	(30.37)
Outstanding September 25, 2010	481,267	29.67
Granted	136,241	39.54
Forfeited	(21,290)	(33.05)
Vested	(110,795)	(27.82)
Outstanding September 24, 2011	485,423	$32.71

As of September 24, 2011, unrecognized compensation cost related to unvested restricted units awarded under the Restricted Unit Plans amounted to $6,320. Compensation cost associated with the unvested awards is expected to be recognized over a weighted-average period of 1.8 years.  Compensation expense for the Restricted Unit Plans for fiscal 2011, 2010 and 2009 was $3,922, $4,005 and $2,396, respectively.

Long-Term Incentive Plan.  The Partnership has a non-qualified, unfunded long-term incentive plan for officers and key employees (the “LTIP”) which provides for payment, in the form of cash, for an award of equity-based compensation at the end of a three-year performance period. The level of compensation earned under the LTIP is based on the market performance of the Partnership's Common Units on the basis of total return to Unitholders (“TRU”) compared to the TRU of a predetermined peer group comprised of other publicly traded partnerships (master limited partnerships), as approved by the Compensation Committee of the Partnership's Board of Supervisors, over the same three-year performance period. Compensation expense, which includes adjustments to previously recognized compensation expense for current period changes in the fair value of unvested awards, for fiscal 2011, 2010 and 2009 was $1,504, $3,058 and $3,402, respectively.  The cash payouts in fiscal 2011, 2010 and 2009, which related to the fiscal 2008, 2007 and 2006 awards, were $2,697, $2,741 and $2,720, respectively.

Distributions of Available Cash	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Distributions of Available Cash [Abstract]
Distributions of Available Cash
8.	Distributions of Available Cash
The Partnership makes distributions to its limited partners no later than 45 days after the end of each fiscal quarter of the Partnership in an aggregate amount equal to its Available Cash for such quarter. Available Cash, as defined in the Partnership Agreement, generally means all cash on hand at the end of the respective fiscal quarter less the amount of cash reserves established by the Board of Supervisors in its reasonable discretion for future cash requirements. These reserves are retained for the proper conduct of the Partnership's business, the payment of debt principal and interest and for distributions during the next four quarters.

On April 19, 2012, the Partnership announced a quarterly distribution of $0.8525 per Common Unit, or $3.41 per Common Unit on an annualized basis, in respect of the second quarter of fiscal 2012, payable on May 8, 2012 to holders of record on May 1, 2012.

3.	Distributions of Available Cash

The Partnership makes distributions to its partners no later than 45 days after the end of each fiscal quarter of the Partnership in an aggregate amount equal to its Available Cash for such quarter.  Available Cash, as defined in the Partnership Agreement, generally means all cash on hand at the end of the respective fiscal quarter less the amount of cash reserves established by the Board of Supervisors in its reasonable discretion for future cash requirements.  These reserves are retained for the proper conduct of the Partnership's business, the payment of debt principal and interest and for distributions during the next four quarters.

The following summarizes the quarterly distributions per Common Unit declared and paid in respect of each of the quarters in the three fiscal years in the period ended September 24, 2011:

	Fiscal	Fiscal	Fiscal
	2011	2010	2009

First Quarter	$0.8525	$0.8350	$0.8100
Second Quarter	0.8525	0.8400	0.8150
Third Quarter	0.8525	0.8450	0.8250
Fourth Quarter	0.8525	0.8500	0.8300

Employee Benefit Plans	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Employee Benefit Plans [Abstract]
Employee Benefit Plans
12.	Pension Plans and Other Postretirement Benefits
The following table provides the components of net periodic benefit costs:

	Pension Benefits
	Three Months Ended		Six Months Ended
	March 24, 2012	March 26, 2011	March 24, 2012	March 26, 2011
Interest cost	$1,577	$1,705	$3,155	$3,411
Expected return on plan assets	(1,416)	(1,573)	(2,833)	(3,147)
Recognized net actuarial loss	1,318	1,180	2,636	2,360

Net periodic benefit cost	$1,479	$1,312	$2,958	$2,624

	Postretirement Benefits
	Three Months Ended		Six Months Ended
	March 24, 2012	March 26, 2011	March 24, 2012	March 26, 2011
Service Cost	$2	$2	$3	$4
Interest cost	200	213	401	427
Amortization of prior service costs	(122)	(122)	(244)	(244)
Recognized net actuarial loss	-	(9)	-	(18)

Net periodic benefit cost	$80	$84	$160	$169

There are no projected minimum employer cash contribution requirements under ERISA laws for fiscal 2012 under our defined benefit pension plan. The projected annual contribution requirements related to the Partnership's postretirement health care and life insurance benefit plan for fiscal 2012 is $1,669, of which $812 has been contributed during the six months ended March 24, 2012.

9. Employee Benefit Plans

Defined Contribution Plan. The Partnership has an employee Retirement Savings and Investment Plan (the “401(k) Plan”) covering most employees. Employer matching contributions relating to the 401(k) Plan are a percentage of the participating employees' elective contributions. The percentage of the Partnership's contributions are based on a sliding scale depending on the Partnership's achievement of annual performance targets. These contributions totaled $1,201, $2,504 and $5,676 for fiscal 2011, 2010 and 2009, respectively.

Defined Pension and Retiree Health and Life Benefits Arrangements

Pension Benefits. The Partnership has a noncontributory defined benefit pension plan which was originally designed to cover all eligible employees of the Partnership who met certain requirements as to age and length of service. Effective January 1, 1998, the Partnership amended its defined benefit pension plan to provide benefits under a cash balance formula as compared to a final average pay formula which was in effect prior to January 1, 1998. Effective January 1, 2000, participation in the defined benefit pension plan was limited to eligible existing participants on that date with no new participants eligible to participate in the plan. On September 20, 2002, the Board of Supervisors approved an amendment to the defined benefit pension plan whereby, effective January 1, 2003, future service credits ceased and eligible employees receive interest credits only toward their ultimate retirement benefit.

Contributions, as needed, are made to a trust maintained by the Partnership. Contributions to the defined benefit pension plan are made by the Partnership in accordance with the Employee Retirement Income Security Act of 1974 minimum funding standards plus additional amounts made at the discretion of the Partnership, which may be determined from time to time. There were no minimum funding requirements for the defined benefit pension plan for fiscal 2011, 2010 or 2009. During the last decade, cash balance plans came under increased scrutiny which resulted in litigation pertaining to the cash balance feature and the Internal Revenue Service (“IRS”) issued additional regulations governing these types of plans. In fiscal 2010, the IRS completed its review of the Partnership's defined benefit pension plan and issued a favorable determination letter pertaining to the cash balance formula. However, there can be no assurances that future legislative developments will not have an adverse effect on the Partnership's results of operations or cash flows.

Retiree Health and Life Benefits. The Partnership provides postretirement health care and life insurance benefits for certain retired employees. Partnership employees hired prior to July 1993 are eligible for postretirement life insurance benefits if they reach a specified retirement age while working for the Partnership. Partnership employees hired prior to July 1993 and who retired prior to March 1998 are eligible for postretirement health care benefits if they reached a specified retirement age while working for the Partnership. Effective January 1, 2000, the Partnership terminated its postretirement health care benefit plan for all eligible employees retiring after March 1, 1998. All active employees who were eligible to receive health care benefits under the postretirement plan subsequent to March 1, 1998, were provided an increase to their accumulated benefits under the cash balance pension plan. The Partnership's postretirement health care and life insurance benefit plans are unfunded. Effective January 1, 2006, the Partnership changed its postretirement health care plan from a self-insured program to one that is fully insured under which the Partnership pays a portion of the insurance premium on behalf of the eligible participants.

The Partnership recognizes the funded status of pension and other postretirement benefit plans as an asset or liability on the balance sheet and recognizes changes in the funded status in comprehensive income (loss) in the year the changes occur. The Partnership uses the date of its consolidated financial statements as the measurement date of plan assets and obligations.

Projected Benefit Obligation, Fair Value of Plan Assets and Funded Status. The following tables provide a reconciliation of the changes in the benefit obligations and the fair value of the plan assets for fiscal 2011 and 2010 and a statement of the funded status for both years. Under the Partnership's cash balance defined benefit pension plan, the accumulated benefit obligation and the projected benefit obligation are the same.

	Pension Benefits		Retiree Health and Life Benefits
	2011	2010	2011	2010
Reconciliation of benefit obligations:
Benefit obligation at beginning of year	$157,626	$157,187	$20,932	$21,127
Service cost	-	-	7	7
Interest cost	6,822	7,503	855	1,013
Actuarial loss	9,165	9,059	631	285
Lump sum benefits paid	(6,365)	(7,889)	-	-
Ordinary benefits paid	(8,129)	(8,234)	(1,530)	(1,500)
Benefit obligation at end of year	$159,119	$157,626	$20,895	$20,932

Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	$139,889	$140,055	$-	$-
Actual return on plan assets	7,503	15,957	-	-
Employer contributions	-	-	1,530	1,500
Lump-sum benefits paid	(6,365)	(7,889)	-	-
Ordinary benefits paid	(8,129)	(8,234)	(1,530)	(1,500)
Fair value of plan assets at end of year	$132,898	$139,889	$-	$-

Funded status:
Funded status at end of year	$(26,221)	$(17,737)	$(20,895)	$(20,932)

Amounts recognized in consolidated balance
sheets consist of:
Net amount recognized at end of year	$(26,221)	$(17,737)	$(20,895)	$(20,932)
Less: Current portion	-	-	1,669	1,620
Non-current benefit liability	$(26,221)	$(17,737)	$(19,226)	$(19,312)

Amounts not yet recognized in net periodic benefit cost and included in accumulated other comprehensive income (loss):
Actuarial net (loss) gain	$(59,502)	$(56,267)	$1,825	$2,492
Prior service credits	-	-	2,358	2,848
Net amount recognized in accumulated other comprehensive (loss) income	$(59,502)	$(56,267)	$4,183	$5,340

Amounts recognized in other comprehensive income consisted of net actuarial losses of $7,957 and $1,181 for pension benefits for fiscal 2011 and 2010, respectively. Amounts recognized in other comprehensive income consisted of net actuarial losses of $631 and $285 for other postretirement benefits for fiscal 2011 and 2010, respectively. The losses (gains) in accumulated other comprehensive loss as of September 24, 2011 that are expected to be recognized as components of net periodic benefit costs during fiscal 2012 are $5,271 and $(465) for pension and other postretirement benefits, respectively.

Plan Assets. The Partnership's investment policies and strategies, as set forth in the Investment Management Policy and Guidelines, are monitored by a Benefits Committee comprised of five members of management. The Partnership employs a liability driven investment strategy, which seeks to increase the correlation of the plan's assets and liabilities to reduce the volatility of the plan's funded status. This strategy has resulted in an asset allocation that is largely comprised of investments in funds of fixed income securities. The target asset mix is as follows: (i) fixed income securities portion of the portfolio should range between 75% and 95%; and (ii) equity securities portion of the portfolio should range between 5% and 25%.

The following table presents the actual allocation of assets held in trust as of September 24, 2011 and September 25, 2010:

	2011	2010

Fixed income securities	88%	86%
Equity securities	12%	14%
	100%	100%

The fair values of the Partnership's pension plan assets are measured using Level 2 inputs. The assets of the defined benefit pension plan have no significant concentration of risk and there are no restrictions on these investments.

The following table describes the measurement of the Partnership's pension plan assets by asset category:

	As of September 24, 2011	As of September 25, 2010
Short term investments (1)	$1,439	$1,259

Equity securities: (1) (2)
Domestic	10,823	13,042
International	5,342	6,563

Fixed income securities (1) (3)	115,294	119,025
	$132,898	$139,889

(1)	Includes funds which are not publicly traded and are valued at the net asset value of the units provided by the fund issuer.
(2)	Includes funds which invest primarily in a diversified portfolio of publicly traded US and Non-US common stock.
(3)	Includes funds which invest primarily in publicly traded and non-publicly traded, investment grade corporate bonds, U.S. government bonds and asset-backed securities.

Projected Contributions and Benefit Payments. There are no projected minimum funding requirements under the Partnership's defined benefit pension plan for fiscal 2012. Estimated future benefit payments for both pension and retiree health and life benefits are as follows:

Fiscal Year	Pension Benefits	Retiree Health and Life Benefits
2012	$27,452	$1,669
2013	13,804	1,603
2014	13,303	1,540
2015	12,494	1,466
2016	12,079	1,382
2017 through 2021	51,118	5,553

Estimated future pension benefit payments assumes that age 65 or older active and non-active eligible participants in the pension plan that had not received a benefit payment prior to fiscal 2012 will elect to receive a benefit payment in fiscal 2012. In addition, for all periods presented, estimated future pension benefit payments assumes that participants will elect a lump sum payment in the fiscal year that the participant becomes eligible to receive benefits.

Effect on Operations. The following table provides the components of net periodic benefit costs included in operating expenses for fiscal 2011, 2010 and 2009:

	Pension Benefits			Retiree Health and Life Benefits
	2011	2010	2009	2011	2010	2009

Service cost	$-	$-	$-	$7	$7	$4
Interest cost	6,822	7,503	9,487	855	1,013	1,381
Expected return on plan assets	(6,295)	(8,080)	(9,205)	-	-	-
Amortization of prior service credit	-	-	-	(490)	(490)	(490)
Settlement charge	-	2,818	-	-	-	-
Recognized net actuarial loss	4,721	5,374	4,050	(35)	(65)	(312)
Net periodic benefit costs	$5,248	$7,615	$4,332	$337	$465	$583

During fiscal 2010, lump sum pension settlement payments to either terminated or retired individuals amounted to $7,889, which exceeded the settlement threshold (combined service and interest costs of net periodic pension cost) of $7,503 for fiscal 2010, and as a result, the Partnership was required to recognize a non-cash settlement charge of $2,818 during fiscal 2010. The non-cash charge was required to accelerate recognition of a portion of cumulative unamortized losses in the defined benefit pension plan. During fiscal 2011 and 2009, the amount of the pension benefit obligation settled through lump sum payments did not exceed the settlement threshold; therefore, a settlement charge was not required to be recognized in either of those fiscal years.

Actuarial Assumptions. The assumptions used in the measurement of the Partnership's benefit obligations as of September 24, 2011 and September 25, 2010 are shown in the following table:

	Pension Benefits		Retiree Health and Life Benefits
	2011	2010	2011	2010

Weighted-average discount rate	4.375%	4.750%	4.000%	4.250%
Average rate of compensation increase	n/a	n/a	n/a	n/a

The assumptions used in the measurement of net periodic pension benefit and postretirement benefit costs for fiscal 2011, 2010 and 2009 are shown in the following table:

	Pension Benefits			Retiree Health and Life Benefits
	2011	2010	2009	2011	2010	2009

Weighted-average discount rate	4.750%	5.125%	7.625%	4.250%	5.000%	7.625%
Average rate of compensation increase	n/a	n/a	n/a	n/a	n/a	n/a
Weighted-average expected long- term rate of return on plan assets	5.000%	6.250%	7.390%	n/a	n/a	n/a
Health care cost trend	n/a	n/a	n/a	7.950%	8.150%	9.000%

The discount rate assumption takes into consideration current market expectations related to long-term interest rates and the projected duration of the Partnership's pension obligations based on a benchmark index with similar characteristics as the expected cash flow requirements of the Partnership's defined benefit pension plan over the long-term. The expected long-term rate of return on plan assets assumption reflects estimated future performance in the Partnership's pension asset portfolio considering the investment mix of the pension asset portfolio and historical asset performance. The expected return on plan assets is determined based on the expected long-term rate of return on plan assets and the market-related value of plan assets. The market-related value of pension plan assets is the fair value of the assets. Unrecognized actuarial gains and losses in excess of 10% of the greater of the projected benefit obligation and the market-related value of plan assets are amortized over the expected average remaining service period of active employees expected to receive benefits under the plan.

The 7.74% increase in health care costs assumed at September 24, 2011 is assumed to decrease gradually to 4.48% in fiscal 2028 and to remain at that level thereafter. An increase or decrease of the assumed health care cost trend rates by 1.0% in each year would have no material impact to the Partnership's benefit obligation as of September 24, 2011 nor the aggregate of service and interest components of net periodic postretirement benefit expense for fiscal 2011. The Partnership has concluded that the prescription drug benefits within the retiree medical plan do not entitle the Partnership to an available Medicare subsidy.

Unit-Based Compensation Arrangements	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Unit-Based Compensation Arrangements [Abstract]
Unit-Based Compensation Arrangements
9.	Unit-Based Compensation Arrangements
The Partnership recognizes compensation cost over the respective service period for employee services received in exchange for an award of equity or equity-based compensation based on the grant date fair value of the award. The Partnership measures liability awards under an equity-based payment arrangement based on remeasurement of the award's fair value at the conclusion of each interim and annual reporting period until the date of settlement, taking into consideration the probability that the performance conditions will be satisfied.
Restricted Unit Plans. In fiscal 2000 and fiscal 2009, the Partnership adopted the Suburban Propane Partners, L.P. 2000 Restricted Unit Plan and 2009 Restricted Unit Plan (collectively, the “Restricted Unit Plans”), respectively, which authorize the issuance of Common Units to executives, managers and other employees and members of the Board of Supervisors of the Partnership. The total number of Common Units authorized for issuance under the Restricted Unit Plans was 1,903,406 as of March 24, 2012. Unless otherwise stipulated by the Compensation Committee of the Board of Supervisors on or before the grant date, restricted units issued under the Restricted Unit Plans vest over time with 25% of the Common Units vesting on each of the third and fourth anniversaries of the grant date and the remaining 50% of the Common Units vesting on the fifth anniversary of the grant date. The Restricted Unit Plans participants are not eligible to receive quarterly distributions with respect to or vote their respective restricted units until vested. Because each restricted unit represents a promise to issue a Common Unit at a future date, restricted units cannot be sold or transferred prior to vesting. The fair value of the restricted unit is established by the market price of the Common Unit on the date of grant, net of estimated future distributions and forfeitures during the vesting period. Restricted units are subject to forfeiture in certain circumstances as defined in the Restricted Unit Plans. Compensation expense for the unvested awards is recognized ratably over the vesting periods and is net of estimated forfeitures.
During the six months ended March 24, 2012, the Partnership awarded 108,674 restricted units under the Restricted Unit Plans at an aggregate grant date fair value of $3,543. The following is a summary of activity for the Restricted Unit Plans for the six months ended March 24, 2012:

	Units	Weighted Average Grant Date Fair Value Per Unit
Outstanding September 24, 2011	485,423	$32.71
Awarded	108,674	32.60
Forfeited	(8,165)	(29.79)
Issued	(71,951)	(29.95)

Outstanding March 24, 2012	513,981	$33.19

As of March 24, 2012, unrecognized compensation cost related to unvested restricted units awarded under the Restricted Unit Plans amounted to $7,302. Compensation cost associated with unvested awards is expected to be recognized over a weighted-average period of 1.8 years. Compensation expense recognized under the Restricted Unit Plans, net of forfeitures, for the three and six months ended March 24, 2012 was $1,147 and $2,350, respectively, and $1,067 and $2,399 for the three and six months ended March 26, 2011, respectively.
Long-Term Incentive Plan. The Partnership has a non-qualified, unfunded long-term incentive plan for officers and key employees (the “LTIP”) which provides for payment, in the form of cash, of an award of equity-based compensation at the end of a three-year performance period. The level of compensation earned under the LTIP is based on the market performance of the Partnership's Common Units on the basis of total return to Unitholders (“TRU”) compared to the TRU of a predetermined peer group consisting solely of other master limited partnerships, approved by the Compensation Committee of the Board of Supervisors, over the same three-year performance period. As a result of the quarterly remeasurement of the liability for awards under the LTIP, compensation expense for the three and six months ended March 24, 2012 was $102 and $691, respectively, and $645 and $1,501 for the three and six months ended March 26, 2011, respectively. As of March 24, 2012 and September 24, 2011, the Partnership had a liability included within accrued employment and benefit costs (or other liabilities, as applicable) of $2,520 and $5,164, respectively, related to estimated future payments under the LTIP.

8.	Unit-Based Compensation Arrangements

As described in Note 2, the Partnership recognizes compensation cost over the respective service period for employee services received in exchange for an award of equity, or equity-based compensation, based on the grant date fair value of the award.  The Partnership measures liability awards under an equity-based payment arrangement based on remeasurement of the award's fair value at the conclusion of each interim and annual reporting period until the date of settlement, taking into consideration the probability that the performance conditions will be satisfied.

Restricted Unit Plans.  In fiscal 2000 and fiscal 2009, the Partnership adopted the Suburban Propane Partners, L.P. 2000 Restricted Unit Plan and 2009 Restricted Unit Plan (collectively, the “Restricted Unit Plans”), respectively, which authorizes the issuance of Common Units to executives, managers and other employees and members of the Board of Supervisors of the Partnership.  The total number of Common Units authorized for issuance under the Restricted Unit Plans was 1,906,971 as of September 24, 2011.  Unless otherwise stipulated by the Compensation Committee of the Partnership's Board of Supervisors on or before the grant date, Restricted Units issued under the Restricted Unit Plans vest over time with 25% of the Common Units vesting at the end of each of the third and fourth anniversaries of the grant date and the remaining 50% of the Common Units vesting at the end of the fifth anniversary of the grant date.  The Restricted Unit Plans participants are not eligible to receive quarterly distributions on, or vote their respective restricted units until vested.  Restricted units cannot be sold or transferred prior to vesting. The value of the restricted unit is established by the market price of the Common Unit on the date of grant, net of estimated future distributions during the vesting period.  Restricted units are subject to forfeiture in certain circumstances as defined in the Restricted Unit Plans. Compensation expense for the unvested awards is recognized ratably over the vesting periods and is net of estimated forfeitures.

The following is a summary of activity in the Restricted Unit Plans:

		Weighted Average
		Grant Date Fair
	Units	Value Per Unit
Outstanding September 27, 2008	446,515	$30.57
Granted	68,799	18.10
Forfeited	(28,382)	(31.92)
Vested	(71,637)	(27.81)
Outstanding September 26, 2009	415,295	28.89
Granted	160,771	32.11
Forfeited	(4,693)	(30.31)
Vested	(90,106)	(30.37)
Outstanding September 25, 2010	481,267	29.67
Granted	136,241	39.54
Forfeited	(21,290)	(33.05)
Vested	(110,795)	(27.82)
Outstanding September 24, 2011	485,423	$32.71

As of September 24, 2011, unrecognized compensation cost related to unvested restricted units awarded under the Restricted Unit Plans amounted to $6,320. Compensation cost associated with the unvested awards is expected to be recognized over a weighted-average period of 1.8 years.  Compensation expense for the Restricted Unit Plans for fiscal 2011, 2010 and 2009 was $3,922, $4,005 and $2,396, respectively.

Long-Term Incentive Plan.  The Partnership has a non-qualified, unfunded long-term incentive plan for officers and key employees (the “LTIP”) which provides for payment, in the form of cash, for an award of equity-based compensation at the end of a three-year performance period. The level of compensation earned under the LTIP is based on the market performance of the Partnership's Common Units on the basis of total return to Unitholders (“TRU”) compared to the TRU of a predetermined peer group comprised of other publicly traded partnerships (master limited partnerships), as approved by the Compensation Committee of the Partnership's Board of Supervisors, over the same three-year performance period. Compensation expense, which includes adjustments to previously recognized compensation expense for current period changes in the fair value of unvested awards, for fiscal 2011, 2010 and 2009 was $1,504, $3,058 and $3,402, respectively.  The cash payouts in fiscal 2011, 2010 and 2009, which related to the fiscal 2008, 2007 and 2006 awards, were $2,697, $2,741 and $2,720, respectively.

Financial Instruments and Risk Management	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Financial Instruments and Risk Management [Abstract]
Financial Instruments and Risk Management
3.	Financial Instruments and Risk Management
Cash and Cash Equivalents. The Partnership considers all highly liquid instruments purchased with an original maturity of three months or less to be cash equivalents. The carrying amount approximates fair value because of the short maturity of these instruments.

Derivative Instruments and Hedging Activities.
Commodity Price Risk. Given the retail nature of its operations, the Partnership maintains a certain level of priced physical inventory to ensure its field operations have adequate supply commensurate with the time of year. The Partnership's strategy is to keep its physical inventory priced relatively close to market for its field operations. The Partnership enters into a combination of exchange-traded futures and options contracts and, in certain instances, over-the-counter options contracts (collectively, “derivative instruments”) to hedge price risk associated with propane and fuel oil physical inventories, as well as anticipated future purchases of propane or fuel oil to be used in its operations and to ensure adequate supply during periods of high demand. Under this risk management strategy, realized gains or losses on derivative instruments will typically offset losses or gains on the physical inventory once the product is sold. All of the Partnership's derivative instruments are reported on the condensed consolidated balance sheet at their fair values. In addition, in the course of normal operations, the Partnership routinely enters into contracts such as forward priced physical contracts for the purchase or sale of propane and fuel oil that qualify for and are designated as normal purchase or normal sale contracts. Such contracts are exempted from the fair value accounting requirements and are accounted for at the time product is purchased or sold under the related contract. The Partnership does not use derivative instruments for speculative trading purposes. Market risks associated with futures, options and forward contracts are monitored daily for compliance with the Partnership's Hedging and Risk Management Policy which includes volume limits for open positions. Priced on-hand inventory is also reviewed and managed daily as to exposures to changing market prices.
On the date that derivative instruments are entered into, the Partnership makes a determination as to whether the derivative instrument qualifies for designation as a hedge. Changes in the fair value of derivative instruments are recorded each period in current period earnings or other comprehensive income (“OCI”), depending on whether the derivative instrument is designated as a hedge and, if so, the type of hedge. For derivative instruments designated as cash flow hedges, the Partnership formally assesses, both at the hedge contract's inception and on an ongoing basis, whether the hedge contract is highly effective in offsetting changes in cash flows of hedged items. Changes in the fair value of derivative instruments designated as cash flow hedges are reported in OCI to the extent effective and reclassified into earnings during the same period in which the hedged item affects earnings. The mark-to-market gains or losses on ineffective portions of cash flow hedges are recognized in earnings immediately. Changes in the fair value of derivative instruments that are not designated as cash flow hedges, and that do not meet the normal purchase and normal sale exemption, are recorded within earnings as they occur. Cash flows associated with derivative instruments are reported as operating activities within the condensed consolidated statement of cash flows.
Interest Rate Risk. A portion of the Partnership's borrowings bear interest at prevailing interest rates based upon, at the Operating Partnership's option, LIBOR plus an applicable margin or the base rate, defined as the higher of the Federal Funds Rate plus  1/2 of 1% or the agent bank's prime rate, or LIBOR plus 1%, plus the applicable margin. The applicable margin is dependent on the level of the Partnership's total leverage (the ratio of total debt to income before deducting interest expense, income taxes, depreciation and amortization (“EBITDA”)). Therefore, the Partnership is subject to interest rate risk on the variable component of the interest rate. The Partnership manages part of its variable interest rate risk by entering into interest rate swap agreements. The interest rate swaps have been designated as, and are accounted for as, cash flow hedges. The fair value of the interest rate swaps are determined using an income approach, whereby future settlements under the swaps are converted into a single present value, with fair value being based on the value of current market expectations about those future amounts. Changes in the fair value are recognized in OCI until the hedged item is recognized in earnings. However, due to changes in the underlying interest rate environment, the corresponding value in OCI is subject to change prior to its impact on earnings.
Valuation of Derivative Instruments. The Partnership measures the fair value of its exchange-traded options and futures contracts using quoted market prices found on the New York Mercantile Exchange (Level 1 inputs), the fair value of its interest rate swaps using model-derived valuations driven by observable projected movements of the 3-month LIBOR (Level 2 inputs) and the fair value of its over-the-counter options contracts using Level 3 inputs. The Partnership's over-the-counter options contracts are valued based on an internal option model. The inputs utilized in the model are based on publicly available information as well as broker quotes. The significant unobservable inputs used in the fair value measurements of the Partnership's over-the-counter options contracts are interest rate and market volatility.

The following summarizes the gross fair value of the Partnership's derivative instruments and their location in the condensed consolidated balance sheet as of March 24, 2012 and September 24, 2011, respectively:

	As of March 24, 2012		As of September 24, 2011
Asset Derivatives	Location	Fair Value	Location	Fair Value
Derivatives not designated as hedging instruments:
Commodity options	Other current assets	$1,083	Other current assets	$3,710
	Other assets	-	Other assets	612
Commodity futures	Other current assets	199	Other current assets	1,132

		$1,282		$5,454

Liability Derivatives	Location	Fair Value	Location	Fair Value
Derivatives designated as hedging instruments:
Interest rate swaps	Other current liabilities	$2,638	Other current liabilities	$2,662
	Other liabilities	999	Other liabilities	1,934

		$3,637		$4,596

Derivatives not designated as hedging instruments:
Commodity options	Other current liabilities	$31	Other current liabilities	$2,407
	Other liabilities	-	Other liabilities	69

		$31		$2,476

The following summarizes the reconciliation of the beginning and ending balances of assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs:

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
	Six Months Ended March 24, 2012		Six Months Ended March 26, 2011
	Assets	Liabilities	Assets	Liabilities
Opening balance of over-the-counter options	$1,780	$118	$1,509	$29
Beginning balance realized during the period	(398)	-	(833)	(11)
Contracts purchased during the period	330	-	475	-
Change in the fair value of beginning balance	(770)	(97)	(41)	(18)

Closing balance of over-the-counter options	$942	$21	$1,110	$-

As of March 24, 2012 and September 24, 2011, the Partnership's outstanding commodity-related derivatives had a weighted average maturity of approximately 5 months and 4 months, respectively.

The effect of the Partnership's derivative instruments on the condensed consolidated statements of operations for the three and six months ended March 24, 2012 and March 26, 2011 are as follows:

	Three months ended March 24, 2012			Three months ended March 26, 2011
Derivatives in Cash Flow Hedging Relationships	Gains (Losses) Recognized in OCI (Effective Portion)	Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)		Gains (Losses) Recognized in OCI (Effective Portion)	Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)
		Location	Amount		Location	Amount
Interest rate swap	$(695)	Interest expense	$(642)	$(352)	Interest expense	$(704)

	$(695)		$(642)	$(352)		$(704)

Derivatives Not Designated as Hedging Instruments	Location of Gains (Losses) Recognized in Income	Amount of Unrealized Gains (Losses) Recognized in Income		Location of Gains (Losses) Recognized in Income	Amount of Unrealized Gains (Losses) Recognized in Income
Options	Cost of products sold	$(653)		Cost of products sold	$766
Futures	Cost of products sold	653		Cost of products sold	3,357

		$-			$4,123

	Six months ended March 24, 2012			Six months ended March 26, 2011
Derivatives in Cash Flow Hedging Relationships	Gains (Losses) Recognized in OCI (Effective Portion)	Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)		Gains (Losses) Recognized in OCI (Effective Portion)	Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)
		Location	Amount		Location	Amount
Interest rate swap	$(378)	Interest expense	$(1,338)	$226	Interest expense	$(1,428)

	$(378)		$(1,338)	$226		$(1,428)

Derivatives Not Designated as Hedging Instruments	Location of Gains (Losses) Recognized in Income	Amount of Unrealized Gains (Losses) Recognized in Income		Location of Gains (Losses) Recognized in Income	Amount of Unrealized Gains (Losses) Recognized in Income
Options	Cost of products sold	$(115)		Cost of products sold	$799
Futures	Cost of products sold	(933)		Cost of products sold	1,751

		$(1,048)			$2,550

Bank Debt and Senior Notes. The fair value of the Revolving Credit Facility (defined below) approximates the carrying value since the interest rates are periodically adjusted to reflect market conditions. Based upon quoted market prices, qualifying as a Level 1 fair value input, the fair value of the Partnership's 2020 senior notes was $270,000 and $248,500 as of March 24, 2012 and September 24, 2011, respectively.

10.	Financial Instruments and Risk Management

Cash and Cash Equivalents.  The fair value of cash and cash equivalents is not materially different from their carrying amount because of the short-term maturity of these instruments.

Derivative Instruments and Hedging Activities.  The Partnership measures the fair value of its exchange-traded options and futures contracts using Level 1 inputs, the fair value of its interest rate swaps using Level 2 inputs and the fair value of its over-the-counter options contracts using Level 3 inputs.  The Partnership's over-the-counter options contracts are valued based on an internal option model.  The inputs utilized in the model are based on publicly available information as well as broker quotes.

The following summarizes the fair value of the Partnership's derivative instruments and their location in the consolidated balance sheet as of September 24, 2011 and September 25, 2010, respectively:

	As of September 24, 2011		As of September 25, 2010
Asset Derivatives	Location	Fair Value	Location	Fair Value
Derivatives not designated as hedging instruments:

Commodity options	Other current assets	$3,710	Other current assets	$2,601
	Other assets	612	Other assets	-

Commodity futures	Other current assets	1,132	Other current assets	22
		$5,454		$2,623

Liability Derivatives	Location	Fair Value	Location	Fair Value
Derivatives designated as hedging instruments:

Interest rate swaps	Other current liabilities	$2,662	Other current liabilities	$2,740
	Other liabilities	1,934	Other liabilities	3,561
		$4,596		$6,301
Derivatives not designated as hedging instruments:

Commodity options	Other current liabilities	$2,407	Other current liabilities	$641
	Other liabilities	69	Other liabilities	-

Commodity futures	Other current liabilities	-	Other current liabilities	1,838
		$2,476		$2,479

The following summarizes the reconciliation of the beginning and ending balances of assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs:

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
	Fiscal 2011		Fiscal 2010
	Assets	Liabilities	Assets	Liabilities
Beginning balance of over-the-counter options	$1,509	$30	$1,675	$844
Beginning balance realized during the period	(1,509)	(30)	(1,434)	(844)
Change in the fair value of beginning balance	-	-	(241)	-
Contracts purchased during the period	1,780	118	1,509	30
Ending balance of over-the-counter options	$1,780	$118	$1,509	$30

As of September 24, 2011, the Partnership's outstanding commodity-related derivatives were scheduled to mature during the following 15 months, and have a weighted average maturity of approximately 4 months.  As of September 25, 2010, the Partnership's outstanding commodity-related derivatives were scheduled to mature during fiscal 2011, and had a weighted average maturity of approximately 3 months.

The effect of the Partnership's derivative instruments on the consolidated statement of operations for fiscal 2011, 2010 and 2009 are as follows:

	Amount of Gains (Losses) Recognized in OCI (Effective Portion)	Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)
Derivatives in Cash Flow Hedging Relationships:		Location	Amount

Fiscal 2011
Interest rate swap	$(1,177)	Interest expense	$(2,881)

Fiscal 2010
Interest rate swap	$(5,706)	Interest expense	$(3,597)

Fiscal 2009
Interest rate swap	$(4,079)	Interest expense	$(3,088)

Derivatives Not Designated as Hedging Instruments:	Location of Gains (Losses) Recognized in Income	Amount of Unrealized Gains (Losses) Recognized in Income

Fiscal 2011
Options	Cost of products sold	$(1,517)
Futures	Cost of products sold	2,948
		$1,431
Fiscal 2010
Options	Cost of products sold	$(1,275)
Futures	Cost of products sold	(4,125)
		$(5,400)
Fiscal 2009
Options	Cost of products sold	$(589)
Futures	Cost of products sold	2,302
		$1,713

Credit Risk.  The Partnership's principal customers are residential and commercial end users of propane and fuel oil and refined fuels served by approximately 300 locations in 30 states.  No single customer accounted for more than 10% of revenues during fiscal 2011, 2010 or 2009 and no concentration of receivables exists as of September 24, 2011 or September 25, 2010.  During fiscal 2011, 2010 and 2009, three suppliers provided approximately 37%, 38% and 40%, respectively, of the Partnership's total propane supply. The Partnership believes that, if supplies from any of these three suppliers were interrupted, it would be able to secure adequate propane supplies from other sources without a material disruption of its operations.

Exchange-traded futures and options contracts are traded on and guaranteed by the New York Mercantile Exchange (the “NYMEX”) and as a result, have minimal credit risk.  Futures contracts traded with brokers of the NYMEX require daily cash settlements in margin accounts.  The Partnership is subject to credit risk with over-the-counter option contracts entered into with various third parties to the extent the counterparties do not perform.  The Partnership evaluates the financial condition of each counterparty with which it conducts business and establishes credit limits to reduce exposure to credit risk based on non-performance.  The Partnership does not require collateral to support the contracts.

Bank Debt and Senior Notes.  The fair value of the Revolving Credit Facility approximates the carrying value since the interest rates are adjusted quarterly to reflect market conditions.  Based upon quoted market prices, the fair value of the Partnership's 2020 Senior Notes was $248,500 as of September 24, 2011.

Commitments and Contingencies	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies
10.	Commitments and Contingencies
Self-Insurance.The Partnership is self-insured for general and product, workers' compensation and automobile liabilities up to predetermined thresholds above which third party insurance applies. As of March 24, 2012 and September 24, 2011, the Partnership had accrued insurance liabilities of $49,858 and $52,841, respectively, representing the total estimated losses under these self-insurance programs. For the portion of the estimated self-insurance liability that exceeds insurance deductibles, the Partnership records an asset within other assets (or other current assets, as applicable) related to the amount of the liability expected to be covered by insurance which amounted to $16,543 and $17,513 as of March 24, 2012 and September 24, 2011, respectively.
Legal Matters. The Partnership's operations are subject to all operating hazards and risks normally incidental to handling, storing and delivering combustible liquids such as propane. The Partnership has been, and will continue to be, a defendant in various legal proceedings and litigation arising in the ordinary course of business, both as a result of these operating hazards and risks, and as a result of other aspects of its business. In this last regard, the Partnership currently is a defendant in suits in several states, including two putative class actions in which no class has yet been certified. The complaints allege a number of commercial claims, including as to the Partnership's pricing, fee disclosure and tank ownership, under various consumer statutes, the Uniform Commercial Code, common law and antitrust law. Based on the nature of the allegations under these commercial suits, the Partnership believes that the suits are without merit and the Partnership is contesting each of these suits vigorously. With respect to the pending commercial suits, other than for legal defense fees and expenses, based on the merits of the allegations and discovery to date, no liability for a loss contingency is required.

11.	Commitments and Contingencies

Commitments.  The Partnership leases certain property, plant and equipment, including portions of the Partnership's vehicle fleet, for various periods under noncancelable leases.  Rental expense under operating leases was $18,868, $17,561 and $17,254 for fiscal 2011, 2010 and 2009, respectively.

Future minimum rental commitments under noncancelable operating lease agreements as of September 24, 2011 are as follows:
		Minimum
		Lease
Fiscal Year		Payments
2012	$15,836
2013	13,346
2014	11,540
2015	8,480
2016	4,993
2017 and thereafter	4,709

Contingencies.

Self Insurance.  As described in Note 2, the Partnership is self-insured for general and product, workers' compensation and automobile liabilities up to predetermined amounts above which third party insurance applies.  At September 24, 2011 and September 25, 2010, the Partnership had accrued liabilities of $52,841 and $55,445, respectively, representing the total estimated losses under these self-insurance programs.  For the portion of the estimated liability that exceeds insurance deductibles, the Partnership records an asset within other assets (or prepaid expenses and other current assets, as applicable) related to the amount of the liability expected to be covered by insurance which amounted to $17,513 and $17,990 as of September 24, 2011 and September 25, 2010, respectively.

Legal Matters.  As described in Note 2, the Partnership's operations are subject to all operating hazards and risks normally incidental to handling, storing and delivering combustible liquids such as propane. The Partnership has been, and will continue to be, a defendant in various legal proceedings and litigation arising in the ordinary course of business, both as a result of these operating hazards and risks, and as a result of other aspects of its business. In this regard, the Partnership currently is a defendant in putative suits in several states. The complaints allege a number of claims, including as to the Partnership's pricing, fee disclosure and tank ownership, under various consumer statutes, the Uniform Commercial Code, common law and antitrust law.  Based on the nature of the allegations under these suits, the Partnership believes that the suits are without merit and are the Partnership is contesting each of these suits vigorously.  With respect to the pending putative suits, other than for legal defense fees and expenses based on the merits of the allegations, a liability for a loss contingency is not required.

Commitments and Contingencies	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies
10.	Commitments and Contingencies
Self-Insurance.The Partnership is self-insured for general and product, workers' compensation and automobile liabilities up to predetermined thresholds above which third party insurance applies. As of March 24, 2012 and September 24, 2011, the Partnership had accrued insurance liabilities of $49,858 and $52,841, respectively, representing the total estimated losses under these self-insurance programs. For the portion of the estimated self-insurance liability that exceeds insurance deductibles, the Partnership records an asset within other assets (or other current assets, as applicable) related to the amount of the liability expected to be covered by insurance which amounted to $16,543 and $17,513 as of March 24, 2012 and September 24, 2011, respectively.
Legal Matters. The Partnership's operations are subject to all operating hazards and risks normally incidental to handling, storing and delivering combustible liquids such as propane. The Partnership has been, and will continue to be, a defendant in various legal proceedings and litigation arising in the ordinary course of business, both as a result of these operating hazards and risks, and as a result of other aspects of its business. In this last regard, the Partnership currently is a defendant in suits in several states, including two putative class actions in which no class has yet been certified. The complaints allege a number of commercial claims, including as to the Partnership's pricing, fee disclosure and tank ownership, under various consumer statutes, the Uniform Commercial Code, common law and antitrust law. Based on the nature of the allegations under these commercial suits, the Partnership believes that the suits are without merit and the Partnership is contesting each of these suits vigorously. With respect to the pending commercial suits, other than for legal defense fees and expenses, based on the merits of the allegations and discovery to date, no liability for a loss contingency is required.

11.	Commitments and Contingencies

Commitments.  The Partnership leases certain property, plant and equipment, including portions of the Partnership's vehicle fleet, for various periods under noncancelable leases.  Rental expense under operating leases was $18,868, $17,561 and $17,254 for fiscal 2011, 2010 and 2009, respectively.

Future minimum rental commitments under noncancelable operating lease agreements as of September 24, 2011 are as follows:
		Minimum
		Lease
Fiscal Year		Payments
2012	$15,836
2013	13,346
2014	11,540
2015	8,480
2016	4,993
2017 and thereafter	4,709

Contingencies.

Self Insurance.  As described in Note 2, the Partnership is self-insured for general and product, workers' compensation and automobile liabilities up to predetermined amounts above which third party insurance applies.  At September 24, 2011 and September 25, 2010, the Partnership had accrued liabilities of $52,841 and $55,445, respectively, representing the total estimated losses under these self-insurance programs.  For the portion of the estimated liability that exceeds insurance deductibles, the Partnership records an asset within other assets (or prepaid expenses and other current assets, as applicable) related to the amount of the liability expected to be covered by insurance which amounted to $17,513 and $17,990 as of September 24, 2011 and September 25, 2010, respectively.

Legal Matters.  As described in Note 2, the Partnership's operations are subject to all operating hazards and risks normally incidental to handling, storing and delivering combustible liquids such as propane. The Partnership has been, and will continue to be, a defendant in various legal proceedings and litigation arising in the ordinary course of business, both as a result of these operating hazards and risks, and as a result of other aspects of its business. In this regard, the Partnership currently is a defendant in putative suits in several states. The complaints allege a number of claims, including as to the Partnership's pricing, fee disclosure and tank ownership, under various consumer statutes, the Uniform Commercial Code, common law and antitrust law.  Based on the nature of the allegations under these suits, the Partnership believes that the suits are without merit and are the Partnership is contesting each of these suits vigorously.  With respect to the pending putative suits, other than for legal defense fees and expenses based on the merits of the allegations, a liability for a loss contingency is not required.

Guarantees	6 Months Ended
Mar. 24, 2012
Guarantees [Abstract]
Guarantees
11.	Guarantees
The Partnership has residual value guarantees associated with certain of its operating leases, related primarily to transportation equipment, with remaining lease periods scheduled to expire periodically through fiscal 2019. Upon completion of the lease period, the Partnership guarantees that the fair value of the equipment will equal or exceed the guaranteed amount, or the Partnership will pay the lessor the difference. Although the fair value of equipment at the end of its lease term has historically exceeded the guaranteed amounts, the maximum potential amount of aggregate future payments the Partnership could be required to make under these leasing arrangements, assuming the equipment is deemed worthless at the end of the lease term, was $10,456 as of March 24, 2012. The fair value of residual value guarantees for outstanding operating leases was de minimis as of March 24, 2012 and September 24, 2011.

Guarantees	12 Months Ended
Sep. 24, 2011
Guarantees [Abstract]
Guarantees
12.	Guarantees

The Partnership has residual value guarantees associated with certain of its operating leases, related primarily to transportation equipment, with remaining lease periods scheduled to expire periodically through fiscal 2018.  Upon completion of the lease period, the Partnership guarantees that the fair value of the equipment will equal or exceed the guaranteed amount, or the Partnership will pay the lessor the difference.  Although the fair value of equipment at the end of its lease term has historically exceeded the guaranteed amounts, the maximum potential amount of aggregate future payments the Partnership could be required to make under these leasing arrangements, assuming the equipment is deemed worthless at the end of the lease term, is approximately $9,686.  The fair value of residual value guarantees for outstanding operating leases was de minimis as of September 24, 2011 and September 25, 2010.

Pension Plans and Other Postretirement Benefits	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Pension Plans and Other Postretirement Benefits [Abstract]
Employee Benefit Plans
12.	Pension Plans and Other Postretirement Benefits
The following table provides the components of net periodic benefit costs:

	Pension Benefits
	Three Months Ended		Six Months Ended
	March 24, 2012	March 26, 2011	March 24, 2012	March 26, 2011
Interest cost	$1,577	$1,705	$3,155	$3,411
Expected return on plan assets	(1,416)	(1,573)	(2,833)	(3,147)
Recognized net actuarial loss	1,318	1,180	2,636	2,360

Net periodic benefit cost	$1,479	$1,312	$2,958	$2,624

	Postretirement Benefits
	Three Months Ended		Six Months Ended
	March 24, 2012	March 26, 2011	March 24, 2012	March 26, 2011
Service Cost	$2	$2	$3	$4
Interest cost	200	213	401	427
Amortization of prior service costs	(122)	(122)	(244)	(244)
Recognized net actuarial loss	-	(9)	-	(18)

Net periodic benefit cost	$80	$84	$160	$169

There are no projected minimum employer cash contribution requirements under ERISA laws for fiscal 2012 under our defined benefit pension plan. The projected annual contribution requirements related to the Partnership's postretirement health care and life insurance benefit plan for fiscal 2012 is $1,669, of which $812 has been contributed during the six months ended March 24, 2012.

9. Employee Benefit Plans

Defined Contribution Plan. The Partnership has an employee Retirement Savings and Investment Plan (the “401(k) Plan”) covering most employees. Employer matching contributions relating to the 401(k) Plan are a percentage of the participating employees' elective contributions. The percentage of the Partnership's contributions are based on a sliding scale depending on the Partnership's achievement of annual performance targets. These contributions totaled $1,201, $2,504 and $5,676 for fiscal 2011, 2010 and 2009, respectively.

Defined Pension and Retiree Health and Life Benefits Arrangements

Pension Benefits. The Partnership has a noncontributory defined benefit pension plan which was originally designed to cover all eligible employees of the Partnership who met certain requirements as to age and length of service. Effective January 1, 1998, the Partnership amended its defined benefit pension plan to provide benefits under a cash balance formula as compared to a final average pay formula which was in effect prior to January 1, 1998. Effective January 1, 2000, participation in the defined benefit pension plan was limited to eligible existing participants on that date with no new participants eligible to participate in the plan. On September 20, 2002, the Board of Supervisors approved an amendment to the defined benefit pension plan whereby, effective January 1, 2003, future service credits ceased and eligible employees receive interest credits only toward their ultimate retirement benefit.

Contributions, as needed, are made to a trust maintained by the Partnership. Contributions to the defined benefit pension plan are made by the Partnership in accordance with the Employee Retirement Income Security Act of 1974 minimum funding standards plus additional amounts made at the discretion of the Partnership, which may be determined from time to time. There were no minimum funding requirements for the defined benefit pension plan for fiscal 2011, 2010 or 2009. During the last decade, cash balance plans came under increased scrutiny which resulted in litigation pertaining to the cash balance feature and the Internal Revenue Service (“IRS”) issued additional regulations governing these types of plans. In fiscal 2010, the IRS completed its review of the Partnership's defined benefit pension plan and issued a favorable determination letter pertaining to the cash balance formula. However, there can be no assurances that future legislative developments will not have an adverse effect on the Partnership's results of operations or cash flows.

Retiree Health and Life Benefits. The Partnership provides postretirement health care and life insurance benefits for certain retired employees. Partnership employees hired prior to July 1993 are eligible for postretirement life insurance benefits if they reach a specified retirement age while working for the Partnership. Partnership employees hired prior to July 1993 and who retired prior to March 1998 are eligible for postretirement health care benefits if they reached a specified retirement age while working for the Partnership. Effective January 1, 2000, the Partnership terminated its postretirement health care benefit plan for all eligible employees retiring after March 1, 1998. All active employees who were eligible to receive health care benefits under the postretirement plan subsequent to March 1, 1998, were provided an increase to their accumulated benefits under the cash balance pension plan. The Partnership's postretirement health care and life insurance benefit plans are unfunded. Effective January 1, 2006, the Partnership changed its postretirement health care plan from a self-insured program to one that is fully insured under which the Partnership pays a portion of the insurance premium on behalf of the eligible participants.

The Partnership recognizes the funded status of pension and other postretirement benefit plans as an asset or liability on the balance sheet and recognizes changes in the funded status in comprehensive income (loss) in the year the changes occur. The Partnership uses the date of its consolidated financial statements as the measurement date of plan assets and obligations.

Projected Benefit Obligation, Fair Value of Plan Assets and Funded Status. The following tables provide a reconciliation of the changes in the benefit obligations and the fair value of the plan assets for fiscal 2011 and 2010 and a statement of the funded status for both years. Under the Partnership's cash balance defined benefit pension plan, the accumulated benefit obligation and the projected benefit obligation are the same.

	Pension Benefits		Retiree Health and Life Benefits
	2011	2010	2011	2010
Reconciliation of benefit obligations:
Benefit obligation at beginning of year	$157,626	$157,187	$20,932	$21,127
Service cost	-	-	7	7
Interest cost	6,822	7,503	855	1,013
Actuarial loss	9,165	9,059	631	285
Lump sum benefits paid	(6,365)	(7,889)	-	-
Ordinary benefits paid	(8,129)	(8,234)	(1,530)	(1,500)
Benefit obligation at end of year	$159,119	$157,626	$20,895	$20,932

Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	$139,889	$140,055	$-	$-
Actual return on plan assets	7,503	15,957	-	-
Employer contributions	-	-	1,530	1,500
Lump-sum benefits paid	(6,365)	(7,889)	-	-
Ordinary benefits paid	(8,129)	(8,234)	(1,530)	(1,500)
Fair value of plan assets at end of year	$132,898	$139,889	$-	$-

Funded status:
Funded status at end of year	$(26,221)	$(17,737)	$(20,895)	$(20,932)

Amounts recognized in consolidated balance
sheets consist of:
Net amount recognized at end of year	$(26,221)	$(17,737)	$(20,895)	$(20,932)
Less: Current portion	-	-	1,669	1,620
Non-current benefit liability	$(26,221)	$(17,737)	$(19,226)	$(19,312)

Amounts not yet recognized in net periodic benefit cost and included in accumulated other comprehensive income (loss):
Actuarial net (loss) gain	$(59,502)	$(56,267)	$1,825	$2,492
Prior service credits	-	-	2,358	2,848
Net amount recognized in accumulated other comprehensive (loss) income	$(59,502)	$(56,267)	$4,183	$5,340

Amounts recognized in other comprehensive income consisted of net actuarial losses of $7,957 and $1,181 for pension benefits for fiscal 2011 and 2010, respectively. Amounts recognized in other comprehensive income consisted of net actuarial losses of $631 and $285 for other postretirement benefits for fiscal 2011 and 2010, respectively. The losses (gains) in accumulated other comprehensive loss as of September 24, 2011 that are expected to be recognized as components of net periodic benefit costs during fiscal 2012 are $5,271 and $(465) for pension and other postretirement benefits, respectively.

Plan Assets. The Partnership's investment policies and strategies, as set forth in the Investment Management Policy and Guidelines, are monitored by a Benefits Committee comprised of five members of management. The Partnership employs a liability driven investment strategy, which seeks to increase the correlation of the plan's assets and liabilities to reduce the volatility of the plan's funded status. This strategy has resulted in an asset allocation that is largely comprised of investments in funds of fixed income securities. The target asset mix is as follows: (i) fixed income securities portion of the portfolio should range between 75% and 95%; and (ii) equity securities portion of the portfolio should range between 5% and 25%.

The following table presents the actual allocation of assets held in trust as of September 24, 2011 and September 25, 2010:

	2011	2010

Fixed income securities	88%	86%
Equity securities	12%	14%
	100%	100%

The fair values of the Partnership's pension plan assets are measured using Level 2 inputs. The assets of the defined benefit pension plan have no significant concentration of risk and there are no restrictions on these investments.

The following table describes the measurement of the Partnership's pension plan assets by asset category:

	As of September 24, 2011	As of September 25, 2010
Short term investments (1)	$1,439	$1,259

Equity securities: (1) (2)
Domestic	10,823	13,042
International	5,342	6,563

Fixed income securities (1) (3)	115,294	119,025
	$132,898	$139,889

(1)	Includes funds which are not publicly traded and are valued at the net asset value of the units provided by the fund issuer.
(2)	Includes funds which invest primarily in a diversified portfolio of publicly traded US and Non-US common stock.
(3)	Includes funds which invest primarily in publicly traded and non-publicly traded, investment grade corporate bonds, U.S. government bonds and asset-backed securities.

Projected Contributions and Benefit Payments. There are no projected minimum funding requirements under the Partnership's defined benefit pension plan for fiscal 2012. Estimated future benefit payments for both pension and retiree health and life benefits are as follows:

Fiscal Year	Pension Benefits	Retiree Health and Life Benefits
2012	$27,452	$1,669
2013	13,804	1,603
2014	13,303	1,540
2015	12,494	1,466
2016	12,079	1,382
2017 through 2021	51,118	5,553

Estimated future pension benefit payments assumes that age 65 or older active and non-active eligible participants in the pension plan that had not received a benefit payment prior to fiscal 2012 will elect to receive a benefit payment in fiscal 2012. In addition, for all periods presented, estimated future pension benefit payments assumes that participants will elect a lump sum payment in the fiscal year that the participant becomes eligible to receive benefits.

Effect on Operations. The following table provides the components of net periodic benefit costs included in operating expenses for fiscal 2011, 2010 and 2009:

	Pension Benefits			Retiree Health and Life Benefits
	2011	2010	2009	2011	2010	2009

Service cost	$-	$-	$-	$7	$7	$4
Interest cost	6,822	7,503	9,487	855	1,013	1,381
Expected return on plan assets	(6,295)	(8,080)	(9,205)	-	-	-
Amortization of prior service credit	-	-	-	(490)	(490)	(490)
Settlement charge	-	2,818	-	-	-	-
Recognized net actuarial loss	4,721	5,374	4,050	(35)	(65)	(312)
Net periodic benefit costs	$5,248	$7,615	$4,332	$337	$465	$583

During fiscal 2010, lump sum pension settlement payments to either terminated or retired individuals amounted to $7,889, which exceeded the settlement threshold (combined service and interest costs of net periodic pension cost) of $7,503 for fiscal 2010, and as a result, the Partnership was required to recognize a non-cash settlement charge of $2,818 during fiscal 2010. The non-cash charge was required to accelerate recognition of a portion of cumulative unamortized losses in the defined benefit pension plan. During fiscal 2011 and 2009, the amount of the pension benefit obligation settled through lump sum payments did not exceed the settlement threshold; therefore, a settlement charge was not required to be recognized in either of those fiscal years.

Actuarial Assumptions. The assumptions used in the measurement of the Partnership's benefit obligations as of September 24, 2011 and September 25, 2010 are shown in the following table:

	Pension Benefits		Retiree Health and Life Benefits
	2011	2010	2011	2010

Weighted-average discount rate	4.375%	4.750%	4.000%	4.250%
Average rate of compensation increase	n/a	n/a	n/a	n/a

The assumptions used in the measurement of net periodic pension benefit and postretirement benefit costs for fiscal 2011, 2010 and 2009 are shown in the following table:

	Pension Benefits			Retiree Health and Life Benefits
	2011	2010	2009	2011	2010	2009

Weighted-average discount rate	4.750%	5.125%	7.625%	4.250%	5.000%	7.625%
Average rate of compensation increase	n/a	n/a	n/a	n/a	n/a	n/a
Weighted-average expected long- term rate of return on plan assets	5.000%	6.250%	7.390%	n/a	n/a	n/a
Health care cost trend	n/a	n/a	n/a	7.950%	8.150%	9.000%

The discount rate assumption takes into consideration current market expectations related to long-term interest rates and the projected duration of the Partnership's pension obligations based on a benchmark index with similar characteristics as the expected cash flow requirements of the Partnership's defined benefit pension plan over the long-term. The expected long-term rate of return on plan assets assumption reflects estimated future performance in the Partnership's pension asset portfolio considering the investment mix of the pension asset portfolio and historical asset performance. The expected return on plan assets is determined based on the expected long-term rate of return on plan assets and the market-related value of plan assets. The market-related value of pension plan assets is the fair value of the assets. Unrecognized actuarial gains and losses in excess of 10% of the greater of the projected benefit obligation and the market-related value of plan assets are amortized over the expected average remaining service period of active employees expected to receive benefits under the plan.

The 7.74% increase in health care costs assumed at September 24, 2011 is assumed to decrease gradually to 4.48% in fiscal 2028 and to remain at that level thereafter. An increase or decrease of the assumed health care cost trend rates by 1.0% in each year would have no material impact to the Partnership's benefit obligation as of September 24, 2011 nor the aggregate of service and interest components of net periodic postretirement benefit expense for fiscal 2011. The Partnership has concluded that the prescription drug benefits within the retiree medical plan do not entitle the Partnership to an available Medicare subsidy.

Public Offerings	12 Months Ended
Sep. 24, 2011
Public Offerings [Abstract]
Public Offerings
13.	Public Offerings

On August 10, 2009, the Partnership sold 2,200,000 Common Units in a public offering at a price of $41.50 per Common Unit realizing proceeds of $86,700, net of underwriting commissions and other offering expenses.  On August 24, 2009, following the underwriters' partial exercise of their over-allotment option, the Partnership sold an additional 230,934 Common Units at $41.50 per Common Unit, generating additional net proceeds of $9,180.  The aggregate net proceeds of $95,880, along with cash on hand, were used to fund the purchase of $175,000 aggregate principal amount of 2003 Senior Notes pursuant to a cash tender offer.

Income Taxes	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Income Taxes [Abstract]
Income Taxes
13.	Income Taxes
For federal income tax purposes, as well as for state income tax purposes in the majority of the states in which the Partnership operates, the earnings attributable to the Partnership, as a separate legal entity, and the Operating Partnership are not subject to income tax at the Partnership level. Rather, the taxable income or loss attributable to the Partnership, as a separate legal entity, and to the Operating Partnership, which may vary substantially from the income before income taxes, reported by the Partnership in the condensed consolidated statement of operations, are includable in the federal and state income tax returns of the individual partners. The aggregate difference in the basis of the Partnership's net assets for financial and tax reporting purposes cannot be readily determined as the Partnership does not have access to information regarding each partner's basis in the Partnership.
As described in Note 1, the earnings of the Corporate Entities are subject to corporate level federal and state income tax. However, based upon past performance, the Corporate Entities are currently reporting an income tax provision composed primarily of alternative minimum tax. A full valuation allowance has been provided against the deferred tax assets based upon an analysis of all available evidence, both negative and positive at the balance sheet date, which, taken as a whole, indicates that it is more likely than not that sufficient future taxable income will not be available to utilize the assets. Management's periodic reviews include, among other things, the nature and amount of the taxable income and expense items, the expected timing of when assets will be used or liabilities will be required to be reported and the reliability of historical profitability of businesses expected to provide future earnings. Furthermore, management considered tax-planning strategies it could use to increase the likelihood that the deferred assets will be realized.

6.	Income Taxes

For federal income tax purposes, as well as for state income tax purposes in the majority of the states in which the Partnership operates, the earnings attributable to the Partnership, as a separate legal entity, and the Operating Partnership are not subject to income tax at the partnership level.  With the exception of those states that impose an entity-level income tax on partnerships, the taxable income or loss attributable to the Partnership, as a separate legal entity, and to the Operating Partnership, which may vary substantially from the income (loss) before income taxes reported by the Partnership in the consolidated statement of operations, are includable in the federal and state income tax returns of the individual partners.  The aggregate difference in the basis of the Partnership's net assets for financial and tax reporting purposes cannot be readily determined as the Partnership does not have access to each partner's basis in the Partnership.
As described in Note 1 and Note 2, the earnings of the Corporate Entities are subject to corporate level federal and state income tax.  However, based upon past performance, the Corporate Entities are currently reporting an income tax provision composed primarily of alternative minimum tax and state income taxes in the few states that impose taxes on partnerships.  A full valuation allowance has been provided against the deferred tax assets based upon an analysis of all available evidence, both negative and positive at the balance sheet date, which, taken as a whole, indicates that it is more likely than not that sufficient future taxable income will not be available to utilize the assets.  Management's periodic reviews include, among other things, the nature and amount of the taxable income and expense items, the expected timing when assets will be used or liabilities will be required to be reported and the reliability of historical profitability of businesses expected to provide future earnings.  Furthermore, management considered tax-planning strategies it could use to increase the likelihood that the deferred assets will be realized.

The income tax provision of all the legal entities included in the Partnership's consolidated statement of operations consists of the following:

	Year Ended
	September 24,	September 25,	September 26,
	2011	2010	2009

Current
Federal	$135	$177	$173
State and local	749	1,005	928
	884	1,182	1,101
Deferred	-	-	1,385
	$884	$1,182	$2,486

The provision for income taxes differs from income taxes computed at the United States federal statutory rate as a result of the following:

	Year Ended
	September 24,	September 25,	September 26,
	2011	2010	2009

Income tax provision at federal statutory tax rate	$40,548	$40,361	$58,704

Impact of Partnership income not subject to federal income taxes	(39,952)	(38,808)	(56,294)
Permanent differences	239	2,051	719
Change in valuation allowance	(454)	(4,806)	(2,048)
State income taxes	492	2,247	1,262
Other	11	137	143
Provision for income taxes - current and deferred	$884	$1,182	$2,486

The components of net deferred taxes and the related valuation allowance using currently enacted tax rates are as follows:

	As of
	September 24,	September 25,
	2011	2010
Deferred tax assets:
Net operating loss carryforwards	$32,938	$33,214
Allowance for doubtful accounts	1,323	713
Inventory	658	1,423
Intangible assets	1,201	1,362
Deferred revenue	1,303	1,408
Derivative instruments	71	700
AMT credit carryforward	1,086	925
Other accruals	1,936	1,726
Total deferred tax assets	40,516	41,471
Deferred tax liabilities:
Property, plant and equipment	314	815
Total deferred tax liabilities	314	815
Net deferred tax assets	40,202	40,656
Valuation allowance	(40,202)	(40,656)
Net deferred tax assets	$-	$-

Segment Information	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Segment Information [Abstract]
Segment Information
14.	Segment Information
The Partnership manages and evaluates its operations in five operating segments, three of which are reportable segments: Propane, Fuel Oil and Refined Fuels and Natural Gas and Electricity. The chief operating decision maker evaluates performance of the operating segments using a number of performance measures, including gross margins and income before interest expense and provision for income taxes (operating profit). Costs excluded from these profit measures are captured in Corporate and include corporate overhead expenses not allocated to the operating segments. Unallocated corporate overhead expenses include all costs of back office support functions that are reported as general and administrative expenses within the condensed consolidated statements of operations. In addition, certain costs associated with field operations support that are reported in operating expenses within the condensed consolidated statements of operations, including purchasing, training and safety, are not allocated to the individual operating segments. Thus, operating profit for each operating segment includes only the costs that are directly attributable to the operations of the individual segment. The accounting policies of the operating segments are otherwise the same as those described in the summary of significant accounting policies Note in the Partnership's Annual Report on Form 10-K for the fiscal year ended September 24, 2011.
The propane segment is primarily engaged in the retail distribution of propane to residential, commercial, industrial and agricultural customers and, to a lesser extent, wholesale distribution to large industrial end users. In the residential and commercial markets, propane is used primarily for space heating, water heating, cooking and clothes drying. Industrial customers use propane generally as a motor fuel burned in internal combustion engines that power over-the-road vehicles, forklifts and stationary engines, to fire furnaces and as a cutting gas. In the agricultural markets, propane is primarily used for tobacco curing, crop drying, poultry brooding and weed control.
The fuel oil and refined fuels segment is primarily engaged in the retail distribution of fuel oil, diesel, kerosene and gasoline to residential and commercial customers for use primarily as a source of heat in homes and buildings.
The natural gas and electricity segment is engaged in the marketing of natural gas and electricity to residential and commercial customers in the deregulated energy markets of New York and Pennsylvania. Under this operating segment, the Partnership owns the relationship with the end consumer and has agreements with the local distribution companies to deliver the natural gas or electricity from the Partnership's suppliers to the customer.
Activities in the “all other” category include the Partnership's service business, which is primarily engaged in the sale, installation and servicing of a wide variety of home comfort equipment, particularly in the areas of heating and ventilation, and activities from the Partnership's HomeTown Hearth & Grill and Suburban Franchising subsidiaries.

The following table presents certain relevant financial information by reportable segment and provides a reconciliation of total operating segment information to the corresponding consolidated amounts for the periods presented:

	Three Months Ended		Six Months Ended
	March 24, 2012	March 26, 2011	March 24, 2012	March 26, 2011
Revenues:
Propane	$283,759	$358,309	$524,115	$617,710
Fuel oil and refined fuels	43,748	63,518	74,729	101,920
Natural gas and electricity	21,708	32,689	39,759	51,657
All other	8,411	9,586	18,909	21,122

Total revenues	$357,626	$464,102	$657,512	$792,409

Operating income:
Propane	$70,483	$108,128	$113,981	$173,266
Fuel oil and refined fuels	3,465	13,033	5,931	14,755
Natural gas and electricity	1,639	5,375	4,343	8,620
All other	(3,732)	(2,951)	(6,329)	(5,514)
Corporate	(15,730)	(16,352)	(31,511)	(33,553)

Total operating income	56,125	107,233	86,415	157,574
Reconciliation to net income:
Loss on debt extinguishment	507	-	507	-
Interest expense, net	6,425	6,819	13,263	13,665
Provision for income taxes	(380)	98	(160)	464

Net income	$49,573	$100,316	$72,805	$143,445

Depreciation and amortization:
Propane	$4,942	$4,800	$9,855	$9,493
Fuel oil and refined fuels	620	617	1,162	1,271
Natural gas and electricity	79	224	303	447
All other	20	98	53	105
Corporate	1,988	2,715	4,061	5,318

Total depreciation and amortization	$7,649	$8,454	$15,434	$16,634

	As of
	March 24, 2012	September 24, 2011
Assets:
Propane	$728,135	$706,008
Fuel oil and refined fuels	48,347	44,973
Natural gas and electricity	18,621	18,675
All other	3,694	3,719
Corporate	132,681	183,084

Total assets	$931,478	$956,459

14.	Segment Information

The Partnership manages and evaluates its operations in five operating segments, three of which are reportable segments: Propane, Fuel Oil and Refined Fuels and Natural Gas and Electricity.  The chief operating decision maker evaluates performance of the operating segments using a number of performance measures, including gross margins and income before interest expense and provision for income taxes (operating profit).  Costs excluded from these profit measures are captured in Corporate and include corporate overhead expenses not allocated to the operating segments.  Unallocated corporate overhead expenses include all costs of back office support functions that are reported as general and administrative expenses within the consolidated statements of operations.  In addition, certain costs associated with field operations support that are reported in operating expenses within the consolidated statements of operations, including purchasing, training and safety, are not allocated to the individual operating segments.  Thus, operating profit for each operating segment includes only the costs that are directly attributable to the operations of the individual segment. The accounting policies of the operating segments are otherwise the same as those described in the summary of significant accounting policies in Note 2.

The propane segment is primarily engaged in the retail distribution of propane to residential, commercial, industrial and agricultural customers and, to a lesser extent, wholesale distribution to large industrial end users.  In the residential and commercial markets, propane is used primarily for space heating, water heating, cooking and clothes drying. Industrial customers use propane generally as a motor fuel burned in internal combustion engines that power over-the-road vehicles, forklifts and stationary engines, to fire furnaces and as a cutting gas.  In the agricultural markets, propane is primarily used for tobacco curing, crop drying, poultry brooding and weed control.

The fuel oil and refined fuels segment is primarily engaged in the retail distribution of fuel oil, diesel, kerosene and gasoline to residential and commercial customers for use primarily as a source of heat in homes and buildings.

The natural gas and electricity segment is engaged in the marketing of natural gas and electricity to residential and commercial customers in the deregulated energy markets of New York and Pennsylvania.  Under this operating segment, the Partnership owns the relationship with the end consumer and has agreements with the local distribution companies to deliver the natural gas or electricity from the Partnership's suppliers to the customer.

Activities in the “all other” category include the Partnership's service business, which is primarily engaged in the sale, installation and servicing of a wide variety of home comfort equipment, particularly in the areas of heating and ventilation, and activities from the Partnership's HomeTown Hearth & Grill and Suburban Franchising subsidiaries.

The following table presents certain data by reportable segment and provides a reconciliation of total operating segment information to the corresponding consolidated amounts for the periods presented:

	Year Ended
	September 24,	September 25,	September 26,
	2011	2010	2009
Revenues:
Propane	$929,492	$885,459	$864,012
Fuel oil and refined fuels	139,572	135,059	159,596
Natural gas and electricity	84,721	77,587	76,832
All other	36,767	38,589	42,714
Total revenues	$1,190,552	$1,136,694	$1,143,154

Operating income:
Propane	$203,567	$230,717	$268,969
Fuel oil and refined fuels	11,140	11,589	17,950
Natural gas and electricity	11,667	11,629	12,791
All other	(13,750)	(17,995)	(16,346)
Corporate	(69,396)	(82,572)	(72,749)
Total operating income	143,228	153,368	210,615
Reconciliation to net income:
Loss on debt extinguishment	-	9,473	4,624
Interest expense, net	27,378	27,397	38,267
Provision for income taxes	884	1,182	2,486
Net income	$114,966	$115,316	$165,238

Depreciation and amortization:
Propane	$19,525	$17,505	$15,951
Fuel oil and refined fuels	4,139	3,277	4,253
Natural gas and electricity	897	970	1,008
All other	111	261	436
Corporate	10,956	8,821	8,695
Total depreciation and amortization	$35,628	$30,834	$30,343

	As of
	September 24,	September 25,
	2011	2010
Assets:
Propane	$706,008	$693,699
Fuel oil and refined fuels	44,973	57,681
Natural gas and electricity	18,675	21,552
All other	3,719	3,042
Corporate	183,084	194,940
Total assets	$956,459	$970,914

Segment Information	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Segment Information [Abstract]
Segment Information
14.	Segment Information
The Partnership manages and evaluates its operations in five operating segments, three of which are reportable segments: Propane, Fuel Oil and Refined Fuels and Natural Gas and Electricity. The chief operating decision maker evaluates performance of the operating segments using a number of performance measures, including gross margins and income before interest expense and provision for income taxes (operating profit). Costs excluded from these profit measures are captured in Corporate and include corporate overhead expenses not allocated to the operating segments. Unallocated corporate overhead expenses include all costs of back office support functions that are reported as general and administrative expenses within the condensed consolidated statements of operations. In addition, certain costs associated with field operations support that are reported in operating expenses within the condensed consolidated statements of operations, including purchasing, training and safety, are not allocated to the individual operating segments. Thus, operating profit for each operating segment includes only the costs that are directly attributable to the operations of the individual segment. The accounting policies of the operating segments are otherwise the same as those described in the summary of significant accounting policies Note in the Partnership's Annual Report on Form 10-K for the fiscal year ended September 24, 2011.
The propane segment is primarily engaged in the retail distribution of propane to residential, commercial, industrial and agricultural customers and, to a lesser extent, wholesale distribution to large industrial end users. In the residential and commercial markets, propane is used primarily for space heating, water heating, cooking and clothes drying. Industrial customers use propane generally as a motor fuel burned in internal combustion engines that power over-the-road vehicles, forklifts and stationary engines, to fire furnaces and as a cutting gas. In the agricultural markets, propane is primarily used for tobacco curing, crop drying, poultry brooding and weed control.
The fuel oil and refined fuels segment is primarily engaged in the retail distribution of fuel oil, diesel, kerosene and gasoline to residential and commercial customers for use primarily as a source of heat in homes and buildings.
The natural gas and electricity segment is engaged in the marketing of natural gas and electricity to residential and commercial customers in the deregulated energy markets of New York and Pennsylvania. Under this operating segment, the Partnership owns the relationship with the end consumer and has agreements with the local distribution companies to deliver the natural gas or electricity from the Partnership's suppliers to the customer.
Activities in the “all other” category include the Partnership's service business, which is primarily engaged in the sale, installation and servicing of a wide variety of home comfort equipment, particularly in the areas of heating and ventilation, and activities from the Partnership's HomeTown Hearth & Grill and Suburban Franchising subsidiaries.

The following table presents certain relevant financial information by reportable segment and provides a reconciliation of total operating segment information to the corresponding consolidated amounts for the periods presented:

	Three Months Ended		Six Months Ended
	March 24, 2012	March 26, 2011	March 24, 2012	March 26, 2011
Revenues:
Propane	$283,759	$358,309	$524,115	$617,710
Fuel oil and refined fuels	43,748	63,518	74,729	101,920
Natural gas and electricity	21,708	32,689	39,759	51,657
All other	8,411	9,586	18,909	21,122

Total revenues	$357,626	$464,102	$657,512	$792,409

Operating income:
Propane	$70,483	$108,128	$113,981	$173,266
Fuel oil and refined fuels	3,465	13,033	5,931	14,755
Natural gas and electricity	1,639	5,375	4,343	8,620
All other	(3,732)	(2,951)	(6,329)	(5,514)
Corporate	(15,730)	(16,352)	(31,511)	(33,553)

Total operating income	56,125	107,233	86,415	157,574
Reconciliation to net income:
Loss on debt extinguishment	507	-	507	-
Interest expense, net	6,425	6,819	13,263	13,665
Provision for income taxes	(380)	98	(160)	464

Net income	$49,573	$100,316	$72,805	$143,445

Depreciation and amortization:
Propane	$4,942	$4,800	$9,855	$9,493
Fuel oil and refined fuels	620	617	1,162	1,271
Natural gas and electricity	79	224	303	447
All other	20	98	53	105
Corporate	1,988	2,715	4,061	5,318

Total depreciation and amortization	$7,649	$8,454	$15,434	$16,634

	As of
	March 24, 2012	September 24, 2011
Assets:
Propane	$728,135	$706,008
Fuel oil and refined fuels	48,347	44,973
Natural gas and electricity	18,621	18,675
All other	3,694	3,719
Corporate	132,681	183,084

Total assets	$931,478	$956,459

14.	Segment Information

The Partnership manages and evaluates its operations in five operating segments, three of which are reportable segments: Propane, Fuel Oil and Refined Fuels and Natural Gas and Electricity.  The chief operating decision maker evaluates performance of the operating segments using a number of performance measures, including gross margins and income before interest expense and provision for income taxes (operating profit).  Costs excluded from these profit measures are captured in Corporate and include corporate overhead expenses not allocated to the operating segments.  Unallocated corporate overhead expenses include all costs of back office support functions that are reported as general and administrative expenses within the consolidated statements of operations.  In addition, certain costs associated with field operations support that are reported in operating expenses within the consolidated statements of operations, including purchasing, training and safety, are not allocated to the individual operating segments.  Thus, operating profit for each operating segment includes only the costs that are directly attributable to the operations of the individual segment. The accounting policies of the operating segments are otherwise the same as those described in the summary of significant accounting policies in Note 2.

The propane segment is primarily engaged in the retail distribution of propane to residential, commercial, industrial and agricultural customers and, to a lesser extent, wholesale distribution to large industrial end users.  In the residential and commercial markets, propane is used primarily for space heating, water heating, cooking and clothes drying. Industrial customers use propane generally as a motor fuel burned in internal combustion engines that power over-the-road vehicles, forklifts and stationary engines, to fire furnaces and as a cutting gas.  In the agricultural markets, propane is primarily used for tobacco curing, crop drying, poultry brooding and weed control.

The fuel oil and refined fuels segment is primarily engaged in the retail distribution of fuel oil, diesel, kerosene and gasoline to residential and commercial customers for use primarily as a source of heat in homes and buildings.

The natural gas and electricity segment is engaged in the marketing of natural gas and electricity to residential and commercial customers in the deregulated energy markets of New York and Pennsylvania.  Under this operating segment, the Partnership owns the relationship with the end consumer and has agreements with the local distribution companies to deliver the natural gas or electricity from the Partnership's suppliers to the customer.

Activities in the “all other” category include the Partnership's service business, which is primarily engaged in the sale, installation and servicing of a wide variety of home comfort equipment, particularly in the areas of heating and ventilation, and activities from the Partnership's HomeTown Hearth & Grill and Suburban Franchising subsidiaries.

The following table presents certain data by reportable segment and provides a reconciliation of total operating segment information to the corresponding consolidated amounts for the periods presented:

	Year Ended
	September 24,	September 25,	September 26,
	2011	2010	2009
Revenues:
Propane	$929,492	$885,459	$864,012
Fuel oil and refined fuels	139,572	135,059	159,596
Natural gas and electricity	84,721	77,587	76,832
All other	36,767	38,589	42,714
Total revenues	$1,190,552	$1,136,694	$1,143,154

Operating income:
Propane	$203,567	$230,717	$268,969
Fuel oil and refined fuels	11,140	11,589	17,950
Natural gas and electricity	11,667	11,629	12,791
All other	(13,750)	(17,995)	(16,346)
Corporate	(69,396)	(82,572)	(72,749)
Total operating income	143,228	153,368	210,615
Reconciliation to net income:
Loss on debt extinguishment	-	9,473	4,624
Interest expense, net	27,378	27,397	38,267
Provision for income taxes	884	1,182	2,486
Net income	$114,966	$115,316	$165,238

Depreciation and amortization:
Propane	$19,525	$17,505	$15,951
Fuel oil and refined fuels	4,139	3,277	4,253
Natural gas and electricity	897	970	1,008
All other	111	261	436
Corporate	10,956	8,821	8,695
Total depreciation and amortization	$35,628	$30,834	$30,343

	As of
	September 24,	September 25,
	2011	2010
Assets:
Propane	$706,008	$693,699
Fuel oil and refined fuels	44,973	57,681
Natural gas and electricity	18,675	21,552
All other	3,719	3,042
Corporate	183,084	194,940
Total assets	$956,459	$970,914

Recently Issued Accounting Pronouncements	6 Months Ended
Mar. 24, 2012
Recently Issued Accounting Pronouncements [Abstract]
Recently Issued Accounting Pronouncements
15.	Recently Issued Accounting Pronouncements
In June 2011, the FASB issued an accounting standards update to provide guidance on increasing the prominence of items reported in other comprehensive income. This update eliminates the option to present components of other comprehensive income as part of the statement of partners' capital and requires net income and the components of other comprehensive income be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. Early adoption of this updated guidance is permitted, and it becomes effective retrospectively for fiscal years beginning after December 15, 2011, which will be the first quarter of the Partnership's 2013 fiscal year. This update does not change the items that must be reported in other comprehensive income but will require the Partnership to change its historical practice of showing comprehensive income within the Statement of Partners' Capital.

In September 2011, the FASB issued an accounting standards update allowing companies to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, as a result of the qualitative assessment, it is more likely than not that the fair value of a reporting unit is less than its carrying amount, a more detailed two-step goodwill impairment test would be performed to identify a potential goodwill impairment and measure the amount of loss to be recognized, if any. The standard is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, which will be the Partnership's 2013 fiscal year. Early adoption is permitted. The adoption of this standard is not expected to impact the Partnership's financial position, results of operations or cash flows.

Subsequent Events	6 Months Ended
Mar. 24, 2012
Subsequent Events [Abstract]
Subsequent Events
16.	Subsequent Events
On April 25, 2012, the Partnership entered into a definitive agreement (the “Contribution Agreement”) with Inergy, L.P. (“Inergy”), Inergy GP, LLC and Inergy Sales and Service, Inc. (“Inergy Sales”) to acquire the sole membership interest in Inergy Propane, LLC, including certain wholly-owned subsidiaries of Inergy Propane LLC, and the assets of Inergy Sales (such interests and assets collectively, “Inergy Propane”) for a total acquisition value of approximately $1,800,000 which is subject to certain closing adjustments (the “Inergy Propane Acquisition”). At the time of the closing of the Inergy Propane Acquisition, and following certain pre-closing transactions, Inergy Propane will consist of the retail propane assets and operations of Inergy.
Prior to closing, Inergy Propane will transfer its interest in certain subsidiaries, as well as all of its rights and interests in the assets and properties of its wholesale propane supply, marketing and distribution business, and its rights and interest in the assets and properties of its West Coast natural gas liquids business, to Inergy. These assets will not be included as part of the Inergy Propane business at the time of the transfer of the membership interests in Inergy Propane to the Partnership and will not be part of the Inergy Propane Acquisition. Following the acquisition, Inergy Propane and its remaining wholly-owned subsidiaries being acquired will become subsidiaries of the Partnership. The Partnership is acquiring Inergy Propane for total consideration of approximately $1,800,000, consisting of: (i) $1,000,000 of newly issued senior notes and $200,000 in cash to Inergy bondholders; and, (ii) $600,000 of new common units in the Partnership, which will be distributed to Inergy and Inergy Sales, the majority of which will subsequently be distributed by Inergy to its unitholders.
On April 25, 2012, the Partnership entered into a commitment letter with certain lenders who are party to the Partnership's existing Amended Credit Agreement pursuant to which such lenders committed to provide the Partnership with (i) a $250,000 senior secured 364-day incremental term loan facility (the “364-Day Facility”) and (ii) an increase in the Partnership's revolving credit facility under the existing Amended Credit Agreement from $250,000 to $400,000.
On April 25, 2012, the Partnership also received consents from the requisite lenders under the Amended Credit Agreement to enable the Partnership to incur additional indebtedness, make amendments to the Amended Credit Agreement to adjust certain covenants, and otherwise perform the Partnership's obligations as contemplated by the Inergy Propane Acquisition.

SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Sep. 24, 2011
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS [Abstract]
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II

SUBURBAN PROPANE PARTNERS, L.P. AND SUBSIDIARIES

 VALUATION AND QUALIFYING ACCOUNTS
(in thousands)

	Balance at Beginning of Period	Charged (credited) to Costs and Expenses	Other Additions	Deductions (a)	Balance at End of Period

Year Ended September 26, 2009

Allowance for doubtful accounts	$6,578	$3,284	$-	$(5,488)	$4,374
Valuation allowance for deferred tax assets	48,895	(2,048)	-	(1,385)	45,462

Year Ended September 25, 2010

Allowance for doubtful accounts	$4,374	$5,141	$-	$(4,112)	$5,403
Valuation allowance for deferred tax assets	45,462	(4,806)	-	-	40,656

Year Ended September 24, 2011

Allowance for doubtful accounts	$5,403	$5,598	$-	$(4,041)	$6,960
Valuation allowance for deferred tax assets	40,656	(454)	-	-	40,202

(a)	Represents amounts that did not impact earnings.

Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Summary of Significant Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation. The condensed consolidated financial statements include the accounts of the Partnership, the Operating Partnership and all of its direct and indirect subsidiaries. All significant intercompany transactions and account balances have been eliminated. The Partnership consolidates the results of operations, financial condition and cash flows of the Operating Partnership as a result of the Partnership's 100% limited partner interest in the Operating Partnership.
The accompanying condensed consolidated financial statements are unaudited and have been prepared in accordance with the rules and regulations of the Securities and Exchange Commission (“SEC”). They include all adjustments that the Partnership considers necessary for a fair statement of the results for the interim periods presented. Such adjustments consist only of normal recurring items, unless otherwise disclosed. These financial statements should be read in conjunction with the financial statements included in the Partnership's Annual Report on Form 10-K for the fiscal year ended September 24, 2011. Due to the seasonal nature of the Partnership's operations, the results of operations for interim periods are not necessarily indicative of the results to be expected for a full year.

Principles of Consolidation.  The consolidated financial statements include the accounts of the Partnership, the Operating Partnership and all of its direct and indirect subsidiaries.  All significant intercompany transactions and account balances have been eliminated.  The Partnership consolidates the results of operations, financial condition and cash flows of the Operating Partnership as a result of the Partnership's 100% limited partner interest in the Operating Partnership.

Fiscal Period
Fiscal Period. The Partnership uses a 52/53 week fiscal year which ends on the last Saturday in September. The Partnership's fiscal quarters are generally 13 weeks in duration. When the Partnership's fiscal year is 53 weeks long, the corresponding fourth quarter is 14 weeks in duration.

Fiscal Period.  The Partnership uses a 52/53 week fiscal year which ends on the last Saturday in September.  The Partnership's fiscal quarters are generally 13 weeks in duration.  When the Partnership's fiscal year is 53 weeks long, the corresponding fourth quarter is 14 weeks in duration.

Revenue Recognition
Revenue Recognition. Sales of propane, fuel oil and refined fuels are recognized at the time product is delivered to the customer. Revenue from the sale of appliances and equipment is recognized at the time of sale or when installation is complete, as applicable. Revenue from repairs, maintenance and other service activities is recognized upon completion of the service. Revenue from service contracts is recognized ratably over the service period. Revenue from the natural gas and electricity business is recognized based on customer usage as determined by meter readings for amounts delivered, some of which may be unbilled at the end of each accounting period. Revenue from annually billed tank fees is deferred at the time of billing and recognized on a straight-line basis over one year.

Revenue Recognition.  Sales of propane, fuel oil and refined fuels are recognized at the time product is delivered to the customer.  Revenue from the sale of appliances and equipment is recognized at the time of sale or when installation is complete, as applicable.  Revenue from repairs, maintenance and other service activities is recognized upon completion of the service.  Revenue from service contracts is recognized ratably over the service period.  Revenue from the natural gas and electricity business is recognized based on customer usage as determined by meter readings for amounts delivered, some of which may be unbilled at the end of each accounting period.  Revenue from annually billed tank fees is deferred at the time of billings and recognized on a straight-line basis over one year.

Fair Value Measurements
Fair Value Measurements. The Partnership measures certain of its assets and liabilities at fair value, which is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants – in either the principal market or the most advantageous market. The principal market is the market with the greatest level of activity and volume for the asset or liability.
The common framework for measuring fair value utilizes a three-level hierarchy to prioritize the inputs used in the valuation techniques to derive fair values. The basis for fair value measurements for each level within the hierarchy is described below with Level 1 having the highest priority and Level 3 having the lowest.

•	Level 1: Quoted prices in active markets for identical assets or liabilities.

•
Level 2: Quoted prices in active markets for similar assets or liabilities; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs are observable in active markets.

•	Level 3: Valuations derived from valuation techniques in which one or more significant inputs are unobservable.

Fair Value Measurements.  The Partnership measures certain of its assets and liabilities at fair value, which is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants – in either the principal market or the most advantageous market.  The principal market is the market with the greatest level of activity and volume for the asset or liability.

The common framework for measuring fair value utilizes a three-level hierarchy to prioritize the inputs used in the valuation techniques to derive fair values.  The basis for fair value measurements for each level within the hierarchy is described below with Level 1 having the highest priority and Level 3 having the lowest.

•	Level 1: Quoted prices in active markets for identical assets or liabilities.

•
Level 2: Quoted prices in active markets for similar assets or liabilities; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs are observable in active markets.

•	Level 3: Valuations derived from valuation techniques in which one or more significant inputs are unobservable.

Business Combinations
Business Combinations.  At the beginning of fiscal 2010, the Partnership adopted revised accounting guidance concerning business combinations.  The Partnership accounts for business combinations using the purchase method and accordingly, the assets and liabilities of the acquired entities are recorded at their estimated fair values at the acquisition date.  Goodwill represents the excess of the purchase price over the fair value of the net assets acquired, including the amount assigned to identifiable intangible assets.  The primary drivers that generate goodwill are the value of synergies between the acquired entities and the Partnership and the acquired assembled workforce, neither of which qualifies as an identifiable intangible asset.  Identifiable intangible assets with finite lives are amortized over their useful lives.  The results of operations of acquired businesses are included in the Consolidated Financial Statements from the acquisition date.  The Partnership expenses all acquisition-related costs as incurred.  Certain provisions of the revised guidance, in particular one related to the accounting for acquired tax benefits, are required to be applied regardless of when the business combination occurred.  Therefore, to the extent the Partnership's Corporate Entities generate taxable profits that enable the utilization of tax benefits acquired in prior business combinations, the corresponding reduction in the valuation allowance will be recorded as a reduction in the provision for income taxes.  Previously, such valuation allowance reductions were recorded as a reduction to goodwill.

Use of Estimates
Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“US GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates have been made by management in the areas of depreciation and amortization of long-lived assets, insurance and litigation reserves, severance benefits, pension and other postretirement benefit liabilities and costs, purchase accounting, valuation of derivative instruments, asset valuation assessments, tax valuation allowances, as well as the allowance for doubtful accounts. Actual results could differ from those estimates, making it reasonably possible that a change in these estimates could occur in the near term.

Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“US GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Estimates have been made by management in the areas of self-insurance and litigation reserves, pension and other postretirement benefit liabilities and costs, valuation of derivative instruments, depreciation and amortization of long-lived assets, asset impairment assessments, tax valuation allowances and allowances for doubtful accounts.  Actual results could differ from those estimates, making it reasonably possible that a material change in these estimates could occur in the near term.

Cash and Cash Equivalents
Cash and Cash Equivalents.  The Partnership considers all highly liquid instruments purchased with an original maturity of three months or less to be cash equivalents.  The carrying amount approximates fair value because of the short maturity of these instruments.

Inventories
Inventories.  Inventories are stated at the lower of cost or market.  Cost is determined using a weighted average method for propane, fuel oil and refined fuels and natural gas, and a standard cost basis for appliances, which approximates average cost.

Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities.

Commodity Price Risk.  Given the retail nature of its operations, the Partnership maintains a certain level of priced physical inventory to ensure its field operations have adequate supply commensurate with the time of year.  The Partnership's strategy is to keep its physical inventory priced relatively close to market for its field operations.  The Partnership enters into a combination of exchange-traded futures and option contracts and, in certain instances, over-the-counter option contracts (collectively, “derivative instruments”) to hedge price risk associated with propane and fuel oil physical inventories, as well as future purchases of propane or fuel oil used in its operations and to ensure adequate supply during periods of high demand.  Under this risk management strategy, realized gains or losses on derivative instruments will typically offset losses or gains on the physical inventory once the product is sold.  All of the Partnership's derivative instruments are reported on the consolidated balance sheet at their fair values.  In addition, in the course of normal operations, the Partnership routinely enters into contracts such as forward priced physical contracts for the purchase or sale of propane and fuel oil that qualify for and are designated as normal purchase or normal sale contracts.  Such contracts are exempted from the fair value accounting requirements and are accounted for at the time product is purchased or sold under the related contract.  The Partnership does not use derivative instruments for speculative trading purposes.  Market risks associated with futures, options and forward contracts are monitored daily for compliance with the Partnership's Hedging and Risk Management Policy which includes volume limits for open positions.  Priced on-hand inventory is also reviewed and managed daily as to exposures to changing market prices.

On the date that futures, options and forward contracts are entered into, other than those designated as normal purchases or normal sales, the Partnership makes a determination as to whether the derivative instrument qualifies for designation as a hedge.  Changes in the fair value of derivative instruments are recorded each period in current period earnings or other comprehensive income (“OCI”), depending on whether the derivative instrument is designated as a hedge and, if so, the type of hedge.  For derivative instruments designated as cash flow hedges, the Partnership formally assesses, both at the hedge contract's inception and on an ongoing basis, whether the hedge contract is highly effective in offsetting changes in cash flows of hedged items.  Changes in the fair value of derivative instruments designated as cash flow hedges are reported in OCI to the extent effective and reclassified into earnings during the same period in which the hedged item affects earnings.  The mark-to-market gains or losses on ineffective portions of cash flow hedges are recognized in earnings immediately.  Changes in the fair value of derivative instruments that are not designated as cash flow hedges, and that do not meet the normal purchase and normal sale exemption, are recorded within earnings as they occur.  Cash flows associated with derivative instruments are reported as operating activities within the consolidated statement of cash flows.

Interest Rate Risk.  A portion of the Partnership's borrowings bear interest at prevailing interest rates based upon, at the Operating Partnership's option, LIBOR plus an applicable margin or the base rate, defined as the higher of the Federal Funds Rate plus ½ of 1% or the agent bank's prime rate, or LIBOR plus 1%, plus the applicable margin.  The applicable margin is dependent on the level of the Partnership's total leverage (the ratio of total debt to income before deducting interest expense, income taxes, depreciation and amortization (“EBITDA”)).  Therefore, the Partnership is subject to interest rate risk on the variable component of the interest rate.  The Partnership manages part of its variable interest rate risk by entering into interest rate swap agreements. The interest rate swaps have been designated as, and are accounted for as, cash flow hedges.  The fair value of the interest rate swaps are determined using an income approach, whereby future settlements under the swaps are converted into a single present value, with fair value being based on the value of current market expectations about those future amounts.  Changes in the fair value are recognized in OCI until the hedged item is recognized in earnings.  However, due to changes in the underlying interest rate environment, the corresponding value in OCI is subject to change prior to its impact on earnings.

Long-Lived Assets
Long-Lived Assets.

Property, plant and equipment.  Property, plant and equipment are stated at cost.  Expenditures for maintenance and routine repairs are expensed as incurred while betterments are capitalized as additions to the related assets and depreciated over the asset's remaining useful life.  The Partnership capitalizes costs incurred in the acquisition and modification of computer software used internally, including consulting fees and costs of employees dedicated solely to a specific project.  At the time assets are retired, or otherwise disposed of, the asset and related accumulated depreciation are removed from the accounts, and any resulting gain or loss is recognized within operating expenses.  Depreciation is determined under the straight-line method based upon the estimated useful life of the asset as follows:

Buildings	40 Years
Building and land improvements	20-40 Years
Transportation equipment	3-20 Years
Storage facilities	7-40 Years
Office equipment	5-10 Years
Tanks and cylinders	15-40 Years
Computer software	3-7 Years

The weighted average estimated useful life of the Partnership's tanks and cylinders is approximately 27 years.

The Partnership reviews the recoverability of long-lived assets when circumstances occur that indicate that the carrying value of an asset may not be recoverable.  Such circumstances include a significant adverse change in the manner in which an asset is being used, current operating losses combined with a history of operating losses experienced by the asset or a current expectation that an asset will be sold or otherwise disposed of before the end of its previously estimated useful life.  Evaluation of possible impairment is based on the Partnership's ability to recover the value of the asset from the future undiscounted cash flows expected to result from the use and eventual disposition of the asset.  If the expected undiscounted cash flows are less than the carrying amount of such asset, an impairment loss is recorded as the amount by which the carrying amount of an asset exceeds its fair value.  The fair value of an asset will be measured using the best information available, including prices for similar assets or the result of using a discounted cash flow valuation technique.

Goodwill
Goodwill.  Goodwill represents the excess of the purchase price over the fair value of net assets acquired.  Goodwill is subject to an impairment review at a reporting unit level, on an annual basis in August of each year, or when an event occurs or circumstances change that would indicate potential impairment.  The Partnership assesses the carrying value of goodwill at a reporting unit level based on an estimate of the fair value of the respective reporting unit.  Fair value of the reporting unit is estimated using discounted cash flow analyses taking into consideration estimated cash flows in a ten-year projection period and a terminal value calculation at the end of the projection period.  If the fair value of the reporting unit exceeds its carrying value, the goodwill associated with the reporting unit is not considered to be impaired.  If the carrying value of the reporting unit exceeds its fair value, an impairment loss is recognized to the extent that the carrying amount of the associated goodwill, if any, exceeds the implied fair value of the goodwill.

Other Intangible Assets
Other Intangible Assets.  Other intangible assets consist of customer lists, tradenames, non-compete agreements and leasehold interests.  Customer lists and tradenames are amortized under the straight-line method over the estimated period for which the assets are expected to contribute to the future cash flows of the reporting entities to which they relate, ending periodically between fiscal years 2012 and 2021.  Non-compete agreements are amortized under the straight-line method over the periods of the related agreements.  Leasehold interests are amortized under the straight-line method over the shorter of the lease term or the useful life of the related assets, through fiscal 2025.

Accrued Insurance
Accrued Insurance.  Accrued insurance represents the estimated costs of known and anticipated or unasserted claims for self-insured liabilities related to general and product, workers' compensation and automobile liability.  Accrued insurance provisions for unasserted claims arising from unreported incidents are based on an analysis of historical claims data.  For each claim, the Partnership records a provision up to the estimated amount of the probable claim utilizing actuarially determined loss development factors applied to actual claims data. The Partnership maintains insurance coverage such that its net exposure for insured claims is limited to the insurance deductible, claims above which are paid by the Partnership's insurance carriers.  For the portion of the estimated liability that exceeds insurance deductibles, the Partnership records an asset related to the amount of the liability expected to be covered by insurance.

Customer Deposits and Advances
Customer Deposits and Advances.  The Partnership offers different payment programs to its customers including the ability to prepay for usage and to make equal monthly payments on account under a budget payment plan.  The Partnership establishes a liability within customer deposits and advances for amounts collected in advance of deliveries.

Income Taxes
Income Taxes. As discussed in Note 1, the Partnership structure consists of two limited partnerships, the Partnership and the Operating Partnership, and the Corporate Entities.  For federal income tax purposes, as well as for state income tax purposes in the majority of the states in which the Partnership operates, the earnings attributable to the Partnership and the Operating Partnership are included in the tax returns of the individual partners.  As a result, except for certain states that impose an income tax on partnerships, no income tax expense is reflected in the Partnership's consolidated financial statements relating to the earnings of the Partnership and the Operating Partnership.  The earnings attributable to the Corporate Entities are subject to federal and state income tax.  Net earnings for financial statement purposes may differ significantly from taxable income reportable to Common Unitholders as a result of differences between the tax basis and financial reporting basis of assets and liabilities and the taxable income allocation requirements under the Partnership Agreement.

Income taxes for the Corporate Entities are provided based on the asset and liability approach to accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the expected future tax consequences of differences between the carrying amounts and the tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period when the change is enacted.  A valuation allowance is recorded to reduce the carrying amounts of deferred tax assets when it is more likely than not that the full amount will not be realized.

Loss Contingencies
Loss Contingencies.  In the normal course of business, the Partnership is involved in various claims and legal proceedings.  The Partnership records a liability for such matters when it is probable that a loss has been incurred and the amounts can be reasonably estimated.  The liability includes probable and estimable legal costs to the point in the legal matter where the Partnership believes a conclusion to the matter will be reached.  When only a range of possible loss can be established, the most probable amount in the range is accrued.  If no amount within this range is a better estimate than any other amount within the range, the minimum amount in the range is accrued.

Asset Retirement Obligations
Asset Retirement Obligations.  Asset retirement obligations apply to legal obligations associated with the retirement of long-lived assets that result from the acquisition, construction, development and/or the normal operation of a long-lived asset.  The Partnership has recognized asset retirement obligations for certain costs to remove and properly dispose of underground and aboveground fuel oil storage tanks and contractually mandated removal of leasehold improvements.

The Partnership records a liability at fair value for the estimated cost to settle an asset retirement obligation at the time that liability is incurred, which is generally when the asset is purchased, constructed or leased. The Partnership records the liability, which is referred to as the asset retirement obligation, when it has a legal obligation to incur costs to retire the asset and when a reasonable estimate of the fair value of the liability can be made.  If a reasonable estimate cannot be made at the time the liability is incurred, the Partnership records the liability when sufficient information is available to estimate the liability's fair value.

Unit-Based Compensation
Unit-Based Compensation.  The Partnership recognizes compensation cost over the respective service period for employee services received in exchange for an award of equity or equity-based compensation based on the grant date fair value of the award.  The Partnership measures liability awards under an equity-based payment arrangement based on remeasurement of the award's fair value at the conclusion of each interim and annual reporting period until the date of settlement, taking into consideration the probability that the performance conditions will be satisfied.

Costs and Expenses
Costs and Expenses. The cost of products sold reported in the consolidated statements of operations represents the weighted average unit cost of propane, fuel oil and refined fuels, as well as the cost of natural gas and electricity sold, including transportation costs to deliver product from the Partnership's supply points to storage or to the Partnership's customer service centers.  Cost of products sold also includes the cost of appliances, equipment and related parts sold or installed by the Partnership's customer service centers computed on a basis that approximates the average cost of the products.  Unrealized (non-cash) gains or losses from changes in the fair value of commodity derivative instruments that are not designated as cash flow hedges are recorded in each reporting period within cost of products sold.  Cost of products sold is reported exclusive of any depreciation and amortization as such amounts are reported separately within the consolidated statements of operations.

All other costs of operating the Partnership's retail propane, fuel oil and refined fuels distribution and appliance sales and service operations, as well as the natural gas and electricity marketing business, are reported within operating expenses in the consolidated statements of operations.  These operating expenses include the compensation and benefits of field and direct operating support personnel, costs of operating and maintaining the vehicle fleet, overhead and other costs of the purchasing, training and safety departments and other direct and indirect costs of operating the Partnership's customer service centers.

All costs of back office support functions, including compensation and benefits for executives and other support functions, as well as other costs and expenses to maintain finance and accounting, treasury, legal, human resources, corporate development and the information systems functions are reported within general and administrative expenses in the consolidated statements of operations.

Net Income Per Unit
Net Income Per Unit.  Computations of basic income per Common Unit are performed by dividing net income by the weighted average number of outstanding Common Units, and vested (and unissued) restricted units granted under the Partnership's Restricted Unit Plans, as defined below, to retirement-eligible grantees. Computations of diluted income per Common Unit are performed by dividing net income by the weighted average number of outstanding Common Units and unissued restricted units granted under the Restricted Unit Plans.  In computing diluted net income per Common Unit, weighted average units outstanding used to compute basic net income per Common Unit were increased by 198,298, 238,589 and 180,789 units for fiscal 2011, 2010 and 2009, respectively, to reflect the potential dilutive effect of the unvested restricted units outstanding using the treasury stock method.

Reclassifications
Reclassifications and Revisions.  Certain prior period amounts have been reclassified to conform with the current period presentation.  In addition, other assets were increased by $654 and other liabilities were increased by $2,835, with a corresponding decrease of $2,181 to common unitholders as of September 27, 2008 to record an asset and a liability that were not included in the consolidated balance sheet in prior years.

Recently Issued Accounting Pronouncements
Recently Issued Accounting Pronouncements.  In May 2011, the Financial Accounting Standards Board (“FASB”) issued an accounting standard update to provide guidance on achieving a consistent definition of and common requirements for fair value measurement and related disclosure requirements in US GAAP.  The new guidance requires quantitative information about unobservable inputs, valuation processes and sensitivity analysis associated with fair value measurements categorized within Level 3 of the fair value hierarchy, and is effective prospectively during interim and annual periods beginning after December 15, 2011, which will be the second quarter of the Partnership's 2012 fiscal year.  Early adoption is not permitted.  No material impact is expected on the Partnership's consolidated financial position, results of operations and cash flows.

In June 2011, the FASB issued an accounting standard update to provide guidance on increasing the prominence of items reported in other comprehensive income.  This update eliminates the option to present components of other comprehensive income as part of the statement of partners' capital and requires that the total of comprehensive income, the components of net income and the components of other comprehensive income be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  Early adoption of this updated guidance is permitted, and it becomes effective retrospectively during interim and annual periods beginning after December 15, 2011, which will be the second quarter of the Partnership's 2012 fiscal year.  This update does not change the items that must be reported in other comprehensive income.

In September 2011, the FASB issued a revised accounting standard allowing companies to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount.  If, as a result of the qualitative assessment, it is more likely than not that the fair value of a reporting unit is less than its carrying amount, a more detailed two-step goodwill impairment test would be performed to identify a potential goodwill impairment and measure the amount of loss to be recognized, if any.  The standard will be effective for annual and interim goodwill impairment tests performed after December 31, 2011, with early adoption permitted.  The adoption of this standard is not expected to impact the Partnership's financial position, results of operations or cash flows.

Subsequent Events
Subsequent Events.  The Partnership has evaluated all subsequent events that occurred after the balance sheet date through the date its financial statements were issued, and concluded there were no events or transactions occurring during this period that required recognition or disclosure in its financial statements.

Basis of Presentation (Policies)	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Basis of Presentation [Abstract]
Principles of Consolidation
Principles of Consolidation. The condensed consolidated financial statements include the accounts of the Partnership, the Operating Partnership and all of its direct and indirect subsidiaries. All significant intercompany transactions and account balances have been eliminated. The Partnership consolidates the results of operations, financial condition and cash flows of the Operating Partnership as a result of the Partnership's 100% limited partner interest in the Operating Partnership.
The accompanying condensed consolidated financial statements are unaudited and have been prepared in accordance with the rules and regulations of the Securities and Exchange Commission (“SEC”). They include all adjustments that the Partnership considers necessary for a fair statement of the results for the interim periods presented. Such adjustments consist only of normal recurring items, unless otherwise disclosed. These financial statements should be read in conjunction with the financial statements included in the Partnership's Annual Report on Form 10-K for the fiscal year ended September 24, 2011. Due to the seasonal nature of the Partnership's operations, the results of operations for interim periods are not necessarily indicative of the results to be expected for a full year.

Principles of Consolidation.  The consolidated financial statements include the accounts of the Partnership, the Operating Partnership and all of its direct and indirect subsidiaries.  All significant intercompany transactions and account balances have been eliminated.  The Partnership consolidates the results of operations, financial condition and cash flows of the Operating Partnership as a result of the Partnership's 100% limited partner interest in the Operating Partnership.

Fiscal Period
Fiscal Period. The Partnership uses a 52/53 week fiscal year which ends on the last Saturday in September. The Partnership's fiscal quarters are generally 13 weeks in duration. When the Partnership's fiscal year is 53 weeks long, the corresponding fourth quarter is 14 weeks in duration.

Fiscal Period.  The Partnership uses a 52/53 week fiscal year which ends on the last Saturday in September.  The Partnership's fiscal quarters are generally 13 weeks in duration.  When the Partnership's fiscal year is 53 weeks long, the corresponding fourth quarter is 14 weeks in duration.

Revenue Recognition
Revenue Recognition. Sales of propane, fuel oil and refined fuels are recognized at the time product is delivered to the customer. Revenue from the sale of appliances and equipment is recognized at the time of sale or when installation is complete, as applicable. Revenue from repairs, maintenance and other service activities is recognized upon completion of the service. Revenue from service contracts is recognized ratably over the service period. Revenue from the natural gas and electricity business is recognized based on customer usage as determined by meter readings for amounts delivered, some of which may be unbilled at the end of each accounting period. Revenue from annually billed tank fees is deferred at the time of billing and recognized on a straight-line basis over one year.

Revenue Recognition.  Sales of propane, fuel oil and refined fuels are recognized at the time product is delivered to the customer.  Revenue from the sale of appliances and equipment is recognized at the time of sale or when installation is complete, as applicable.  Revenue from repairs, maintenance and other service activities is recognized upon completion of the service.  Revenue from service contracts is recognized ratably over the service period.  Revenue from the natural gas and electricity business is recognized based on customer usage as determined by meter readings for amounts delivered, some of which may be unbilled at the end of each accounting period.  Revenue from annually billed tank fees is deferred at the time of billings and recognized on a straight-line basis over one year.

Fair Value Measurements
Fair Value Measurements. The Partnership measures certain of its assets and liabilities at fair value, which is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants – in either the principal market or the most advantageous market. The principal market is the market with the greatest level of activity and volume for the asset or liability.
The common framework for measuring fair value utilizes a three-level hierarchy to prioritize the inputs used in the valuation techniques to derive fair values. The basis for fair value measurements for each level within the hierarchy is described below with Level 1 having the highest priority and Level 3 having the lowest.

•	Level 1: Quoted prices in active markets for identical assets or liabilities.

•
Level 2: Quoted prices in active markets for similar assets or liabilities; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs are observable in active markets.

•	Level 3: Valuations derived from valuation techniques in which one or more significant inputs are unobservable.

Fair Value Measurements.  The Partnership measures certain of its assets and liabilities at fair value, which is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants – in either the principal market or the most advantageous market.  The principal market is the market with the greatest level of activity and volume for the asset or liability.

The common framework for measuring fair value utilizes a three-level hierarchy to prioritize the inputs used in the valuation techniques to derive fair values.  The basis for fair value measurements for each level within the hierarchy is described below with Level 1 having the highest priority and Level 3 having the lowest.

•	Level 1: Quoted prices in active markets for identical assets or liabilities.

•
Level 2: Quoted prices in active markets for similar assets or liabilities; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs are observable in active markets.

•	Level 3: Valuations derived from valuation techniques in which one or more significant inputs are unobservable.

Use of Estimates
Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“US GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates have been made by management in the areas of depreciation and amortization of long-lived assets, insurance and litigation reserves, severance benefits, pension and other postretirement benefit liabilities and costs, purchase accounting, valuation of derivative instruments, asset valuation assessments, tax valuation allowances, as well as the allowance for doubtful accounts. Actual results could differ from those estimates, making it reasonably possible that a change in these estimates could occur in the near term.

Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“US GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Estimates have been made by management in the areas of self-insurance and litigation reserves, pension and other postretirement benefit liabilities and costs, valuation of derivative instruments, depreciation and amortization of long-lived assets, asset impairment assessments, tax valuation allowances and allowances for doubtful accounts.  Actual results could differ from those estimates, making it reasonably possible that a material change in these estimates could occur in the near term.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 24, 2011
Summary of Significant Accounting Policies [Abstract]
Estimated useful life of property, plant and equipment by category
 Depreciation is determined under the straight-line method based upon the estimated useful life of the asset as follows:

Buildings	40 Years
Building and land improvements	20-40 Years
Transportation equipment	3-20 Years
Storage facilities	7-40 Years
Office equipment	5-10 Years
Tanks and cylinders	15-40 Years
Computer software	3-7 Years

Distributions of Available Cash (Tables)	12 Months Ended
Sep. 24, 2011
Distributions of Available Cash [Abstract]
Quarterly distributions per Common Unit declared and paid
The following summarizes the quarterly distributions per Common Unit declared and paid in respect of each of the quarters in the three fiscal years in the period ended September 24, 2011:

	Fiscal	Fiscal	Fiscal
	2011	2010	2009

First Quarter	$0.8525	$0.8350	$0.8100
Second Quarter	0.8525	0.8400	0.8150
Third Quarter	0.8525	0.8450	0.8250
Fourth Quarter	0.8525	0.8500	0.8300

Financial Instruments and Risk Management (Tables)	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Financial Instruments and Risk Management [Abstract]
Fair value of the Partnership's derivative instruments and their location in the condensed consolidated balance

The following summarizes the gross fair value of the Partnership's derivative instruments and their location in the condensed consolidated balance sheet as of March 24, 2012 and September 24, 2011, respectively:

	As of March 24, 2012		As of September 24, 2011
Asset Derivatives	Location	Fair Value	Location	Fair Value
Derivatives not designated as hedging instruments:
Commodity options	Other current assets	$1,083	Other current assets	$3,710
	Other assets	-	Other assets	612
Commodity futures	Other current assets	199	Other current assets	1,132

		$1,282		$5,454

Liability Derivatives	Location	Fair Value	Location	Fair Value
Derivatives designated as hedging instruments:
Interest rate swaps	Other current liabilities	$2,638	Other current liabilities	$2,662
	Other liabilities	999	Other liabilities	1,934

		$3,637		$4,596

Derivatives not designated as hedging instruments:
Commodity options	Other current liabilities	$31	Other current liabilities	$2,407
	Other liabilities	-	Other liabilities	69

		$31		$2,476

The following summarizes the fair value of the Partnership's derivative instruments and their location in the consolidated balance sheet as of September 24, 2011 and September 25, 2010, respectively:

	As of September 24, 2011		As of September 25, 2010
Asset Derivatives	Location	Fair Value	Location	Fair Value
Derivatives not designated as hedging instruments:

Commodity options	Other current assets	$3,710	Other current assets	$2,601
	Other assets	612	Other assets	-

Commodity futures	Other current assets	1,132	Other current assets	22
		$5,454		$2,623

Liability Derivatives	Location	Fair Value	Location	Fair Value
Derivatives designated as hedging instruments:

Interest rate swaps	Other current liabilities	$2,662	Other current liabilities	$2,740
	Other liabilities	1,934	Other liabilities	3,561
		$4,596		$6,301
Derivatives not designated as hedging instruments:

Commodity options	Other current liabilities	$2,407	Other current liabilities	$641
	Other liabilities	69	Other liabilities	-

Commodity futures	Other current liabilities	-	Other current liabilities	1,838
		$2,476		$2,479

Reconciliation of the beginning and ending balances of assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs
The following summarizes the reconciliation of the beginning and ending balances of assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs:

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
	Six Months Ended March 24, 2012		Six Months Ended March 26, 2011
	Assets	Liabilities	Assets	Liabilities
Opening balance of over-the-counter options	$1,780	$118	$1,509	$29
Beginning balance realized during the period	(398)	-	(833)	(11)
Contracts purchased during the period	330	-	475	-
Change in the fair value of beginning balance	(770)	(97)	(41)	(18)

Closing balance of over-the-counter options	$942	$21	$1,110	$-

The following summarizes the reconciliation of the beginning and ending balances of assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs:

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
	Fiscal 2011		Fiscal 2010
	Assets	Liabilities	Assets	Liabilities
Beginning balance of over-the-counter options	$1,509	$30	$1,675	$844
Beginning balance realized during the period	(1,509)	(30)	(1,434)	(844)
Change in the fair value of beginning balance	-	-	(241)	-
Contracts purchased during the period	1,780	118	1,509	30
Ending balance of over-the-counter options	$1,780	$118	$1,509	$30

Effect of the Partnership's derivative instruments on the condensed consolidated statement of operations
The effect of the Partnership's derivative instruments on the condensed consolidated statements of operations for the three and six months ended March 24, 2012 and March 26, 2011 are as follows:

	Three months ended March 24, 2012			Three months ended March 26, 2011
Derivatives in Cash Flow Hedging Relationships	Gains (Losses) Recognized in OCI (Effective Portion)	Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)		Gains (Losses) Recognized in OCI (Effective Portion)	Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)
		Location	Amount		Location	Amount
Interest rate swap	$(695)	Interest expense	$(642)	$(352)	Interest expense	$(704)

	$(695)		$(642)	$(352)		$(704)

Derivatives Not Designated as Hedging Instruments	Location of Gains (Losses) Recognized in Income	Amount of Unrealized Gains (Losses) Recognized in Income		Location of Gains (Losses) Recognized in Income	Amount of Unrealized Gains (Losses) Recognized in Income
Options	Cost of products sold	$(653)		Cost of products sold	$766
Futures	Cost of products sold	653		Cost of products sold	3,357

		$-			$4,123

	Six months ended March 24, 2012			Six months ended March 26, 2011
Derivatives in Cash Flow Hedging Relationships	Gains (Losses) Recognized in OCI (Effective Portion)	Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)		Gains (Losses) Recognized in OCI (Effective Portion)	Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)
		Location	Amount		Location	Amount
Interest rate swap	$(378)	Interest expense	$(1,338)	$226	Interest expense	$(1,428)

	$(378)		$(1,338)	$226		$(1,428)

Derivatives Not Designated as Hedging Instruments	Location of Gains (Losses) Recognized in Income	Amount of Unrealized Gains (Losses) Recognized in Income		Location of Gains (Losses) Recognized in Income	Amount of Unrealized Gains (Losses) Recognized in Income
Options	Cost of products sold	$(115)		Cost of products sold	$799
Futures	Cost of products sold	(933)		Cost of products sold	1,751

		$(1,048)			$2,550

The effect of the Partnership's derivative instruments on the consolidated statement of operations for fiscal 2011, 2010 and 2009 are as follows:

	Amount of Gains (Losses) Recognized in OCI (Effective Portion)	Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)
Derivatives in Cash Flow Hedging Relationships:		Location	Amount

Fiscal 2011
Interest rate swap	$(1,177)	Interest expense	$(2,881)

Fiscal 2010
Interest rate swap	$(5,706)	Interest expense	$(3,597)

Fiscal 2009
Interest rate swap	$(4,079)	Interest expense	$(3,088)

Derivatives Not Designated as Hedging Instruments:	Location of Gains (Losses) Recognized in Income	Amount of Unrealized Gains (Losses) Recognized in Income

Fiscal 2011
Options	Cost of products sold	$(1,517)
Futures	Cost of products sold	2,948
		$1,431
Fiscal 2010
Options	Cost of products sold	$(1,275)
Futures	Cost of products sold	(4,125)
		$(5,400)
Fiscal 2009
Options	Cost of products sold	$(589)
Futures	Cost of products sold	2,302
		$1,713

Selected Balance Sheet Information (Tables)	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Selected Balance Sheet Information [Abstract]
Inventories
Inventories are stated at the lower of cost or market. Cost is determined using a weighted average method for propane, fuel oil and refined fuels and natural gas, and a standard cost basis for appliances, which approximates average cost. Inventories consist of the following:

	As of
	March 24, 2012	September 24, 2011
Propane, fuel oil and refined fuels and natural gas	$65,879	$64,601
Appliances and related parts	1,408	1,306

	$67,287	$65,907

Inventories consist of the following:

	As of
	September 24,	September 25,
	2011	2010

Propane, fuel oil and refined fuels and natural gas	$64,601	$59,836
Appliances and related parts	1,306	1,211
	$65,907	$61,047

Property, plant and equipment
Property, plant and equipment consist of the following:

	As of
	September 24,	September 25,
	2011	2010

Land and improvements	$27,904	$28,250
Buildings and improvements	82,639	80,072
Transportation equipment	19,067	22,959
Storage facilities	79,525	78,176
Equipment, primarily tanks and cylinders	485,859	481,423
Computer systems	47,718	44,705
Construction in progress	2,704	5,290
	745,416	740,875
Less: accumulated depreciation	407,291	390,455
	$338,125	$350,420

Inventories (Tables)	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Inventories [Abstract]
Inventories
Inventories are stated at the lower of cost or market. Cost is determined using a weighted average method for propane, fuel oil and refined fuels and natural gas, and a standard cost basis for appliances, which approximates average cost. Inventories consist of the following:

	As of
	March 24, 2012	September 24, 2011
Propane, fuel oil and refined fuels and natural gas	$65,879	$64,601
Appliances and related parts	1,408	1,306

	$67,287	$65,907

Inventories consist of the following:

	As of
	September 24,	September 25,
	2011	2010

Propane, fuel oil and refined fuels and natural gas	$64,601	$59,836
Appliances and related parts	1,306	1,211
	$65,907	$61,047

Goodwill and Other Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Goodwill and Other Intangible Assets [Abstract]
Goodwill carrying value
The carrying values of goodwill assigned to the Partnership's operating segments are as follows:

	As of
	March 24, 2012	September 24, 2011
Propane	$265,313	$265,313
Fuel oil and refined fuels	4,438	4,438
Natural gas and electricity	7,900	7,900

	$277,651	$277,651

The changes in carrying value of goodwill assigned to the Partnership's operating segments are as follows:

		Fuel oil and	Natural gas
	Propane	refined fuels	and electricity	Total
Balance as of September 25, 2010
Goodwill	$264,906	$10,900	$7,900	$283,706
Accumulated adjustments	-	(6,462)	-	(6,462)
	$264,906	$4,438	$7,900	$277,244

Balance as of September 24, 2011
Goodwill	$265,313	$10,900	$7,900	$284,113
Accumulated adjustments	-	(6,462)	-	(6,462)
	$265,313	$4,438	$7,900	$277,651

Goodwill acquired during fiscal 2011	$407	$-	$-	$407

Other intangible assets
Other intangible assets consist of the following:

	As of
	September 24,	September 25,
	2011	2010

Customer lists	$26,523	$25,761
Non-compete agreements	3,756	3,156
Tradenames	1,499	1,499
Other	1,967	1,967
	33,745	32,383
Less: accumulated amortization
Customer lists	(15,036)	(12,671)
Non-compete agreements	(760)	(107)
Tradenames	(1,162)	(1,012)
Other	(709)	(617)
	(17,667)	(14,407)
	$16,078	$17,976

Goodwill (Tables)	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Goodwill and Other Intangible Assets [Abstract]
Goodwill carrying value
The carrying values of goodwill assigned to the Partnership's operating segments are as follows:

	As of
	March 24, 2012	September 24, 2011
Propane	$265,313	$265,313
Fuel oil and refined fuels	4,438	4,438
Natural gas and electricity	7,900	7,900

	$277,651	$277,651

The changes in carrying value of goodwill assigned to the Partnership's operating segments are as follows:

		Fuel oil and	Natural gas
	Propane	refined fuels	and electricity	Total
Balance as of September 25, 2010
Goodwill	$264,906	$10,900	$7,900	$283,706
Accumulated adjustments	-	(6,462)	-	(6,462)
	$264,906	$4,438	$7,900	$277,244

Balance as of September 24, 2011
Goodwill	$265,313	$10,900	$7,900	$284,113
Accumulated adjustments	-	(6,462)	-	(6,462)
	$265,313	$4,438	$7,900	$277,651

Goodwill acquired during fiscal 2011	$407	$-	$-	$407

Income Taxes (Tables)	12 Months Ended
Sep. 24, 2011
Income Taxes [Abstract]
Provision for income taxes
The income tax provision of all the legal entities included in the Partnership's consolidated statement of operations consists of the following:

	Year Ended
	September 24,	September 25,	September 26,
	2011	2010	2009

Current
Federal	$135	$177	$173
State and local	749	1,005	928
	884	1,182	1,101
Deferred	-	-	1,385
	$884	$1,182	$2,486

Income tax reconciliation
The provision for income taxes differs from income taxes computed at the United States federal statutory rate as a result of the following:

	Year Ended
	September 24,	September 25,	September 26,
	2011	2010	2009

Income tax provision at federal statutory tax rate	$40,548	$40,361	$58,704

Impact of Partnership income not subject to federal income taxes	(39,952)	(38,808)	(56,294)
Permanent differences	239	2,051	719
Change in valuation allowance	(454)	(4,806)	(2,048)
State income taxes	492	2,247	1,262
Other	11	137	143
Provision for income taxes - current and deferred	$884	$1,182	$2,486

Deferred Tax Assets and Liabilities
The components of net deferred taxes and the related valuation allowance using currently enacted tax rates are as follows:

	As of
	September 24,	September 25,
	2011	2010
Deferred tax assets:
Net operating loss carryforwards	$32,938	$33,214
Allowance for doubtful accounts	1,323	713
Inventory	658	1,423
Intangible assets	1,201	1,362
Deferred revenue	1,303	1,408
Derivative instruments	71	700
AMT credit carryforward	1,086	925
Other accruals	1,936	1,726
Total deferred tax assets	40,516	41,471
Deferred tax liabilities:
Property, plant and equipment	314	815
Total deferred tax liabilities	314	815
Net deferred tax assets	40,202	40,656
Valuation allowance	(40,202)	(40,656)
Net deferred tax assets	$-	$-

Long-Term Borrowings (Tables)	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Long-Term Borrowings [Abstract]
Long-term borrowings
Long-term borrowings consist of the following:

	As of
	March 24, 2012	September 24, 2011
7.375% senior notes, due March 15, 2020, net of unamortized discount of $1,723 and $1,831, respectively	$248,277	$248,169
Revolving credit facility, due January 5, 2017	100,000	100,000

	$348,277	$348,169

Long-term borrowings consist of the following:

	As of
	September 24,	September 25,
	2011	2010

7.375% senior notes, due March 15, 2020, net of unamortized discount of $1,831 and $2,047, respectively	$248,169	$247,953
Revolving Credit Agreement, due June 25, 2013	100,000	100,000
	$348,169	$347,953

Long Term Borrowings (Tables)	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Long-Term Borrowings [Abstract]
Long-term borrowings
Long-term borrowings consist of the following:

	As of
	March 24, 2012	September 24, 2011
7.375% senior notes, due March 15, 2020, net of unamortized discount of $1,723 and $1,831, respectively	$248,277	$248,169
Revolving credit facility, due January 5, 2017	100,000	100,000

	$348,277	$348,169

Long-term borrowings consist of the following:

	As of
	September 24,	September 25,
	2011	2010

7.375% senior notes, due March 15, 2020, net of unamortized discount of $1,831 and $2,047, respectively	$248,169	$247,953
Revolving Credit Agreement, due June 25, 2013	100,000	100,000
	$348,169	$347,953

Unit-Based Compensation Arrangements (Tables)	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Unit-Based Compensation Arrangements [Abstract]
Summary of activity for the Restricted Unit Plans
During the six months ended March 24, 2012, the Partnership awarded 108,674 restricted units under the Restricted Unit Plans at an aggregate grant date fair value of $3,543. The following is a summary of activity for the Restricted Unit Plans for the six months ended March 24, 2012:

	Units	Weighted Average Grant Date Fair Value Per Unit
Outstanding September 24, 2011	485,423	$32.71
Awarded	108,674	32.60
Forfeited	(8,165)	(29.79)
Issued	(71,951)	(29.95)

Outstanding March 24, 2012	513,981	$33.19

The following is a summary of activity in the Restricted Unit Plans:

		Weighted Average
		Grant Date Fair
	Units	Value Per Unit
Outstanding September 27, 2008	446,515	$30.57
Granted	68,799	18.10
Forfeited	(28,382)	(31.92)
Vested	(71,637)	(27.81)
Outstanding September 26, 2009	415,295	28.89
Granted	160,771	32.11
Forfeited	(4,693)	(30.31)
Vested	(90,106)	(30.37)
Outstanding September 25, 2010	481,267	29.67
Granted	136,241	39.54
Forfeited	(21,290)	(33.05)
Vested	(110,795)	(27.82)
Outstanding September 24, 2011	485,423	$32.71

Employee Benefit Plans (Tables)	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Employee Benefit Plans [Abstract]
Schedule of defined benefit plans disclosure
The following table provides the components of net periodic benefit costs:

	Pension Benefits
	Three Months Ended		Six Months Ended
	March 24, 2012	March 26, 2011	March 24, 2012	March 26, 2011
Interest cost	$1,577	$1,705	$3,155	$3,411
Expected return on plan assets	(1,416)	(1,573)	(2,833)	(3,147)
Recognized net actuarial loss	1,318	1,180	2,636	2,360

Net periodic benefit cost	$1,479	$1,312	$2,958	$2,624

	Postretirement Benefits
	Three Months Ended		Six Months Ended
	March 24, 2012	March 26, 2011	March 24, 2012	March 26, 2011
Service Cost	$2	$2	$3	$4
Interest cost	200	213	401	427
Amortization of prior service costs	(122)	(122)	(244)	(244)
Recognized net actuarial loss	-	(9)	-	(18)

Net periodic benefit cost	$80	$84	$160	$169

The following tables provide a reconciliation of the changes in the benefit obligations and the fair value of the plan assets for fiscal 2011 and 2010 and a statement of the funded status for both years.  Under the Partnership's cash balance defined benefit pension plan, the accumulated benefit obligation and the projected benefit obligation are the same.

	Pension Benefits		Retiree Health and Life Benefits
	2011	2010	2011	2010
Reconciliation of benefit obligations:
Benefit obligation at beginning of year	$157,626	$157,187	$20,932	$21,127
Service cost	-	-	7	7
Interest cost	6,822	7,503	855	1,013
Actuarial loss	9,165	9,059	631	285
Lump sum benefits paid	(6,365)	(7,889)	-	-
Ordinary benefits paid	(8,129)	(8,234)	(1,530)	(1,500)
Benefit obligation at end of year	$159,119	$157,626	$20,895	$20,932

Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	$139,889	$140,055	$-	$-
Actual return on plan assets	7,503	15,957	-	-
Employer contributions	-	-	1,530	1,500
Lump-sum benefits paid	(6,365)	(7,889)	-	-
Ordinary benefits paid	(8,129)	(8,234)	(1,530)	(1,500)
Fair value of plan assets at end of year	$132,898	$139,889	$-	$-

Funded status:
Funded status at end of year	$(26,221)	$(17,737)	$(20,895)	$(20,932)

Amounts recognized in consolidated balance sheets consist of:
Net amount recognized at end of year	$(26,221)	$(17,737)	$(20,895)	$(20,932)
Less: Current portion	-	-	1,669	1,620
Non-current benefit liability	$(26,221)	$(17,737)	$(19,226)	$(19,312)

Amounts not yet recognized in net periodic benefit cost and included in accumulated other comprehensive income (loss):
Actuarial net (loss) gain	$(59,502)	$(56,267)	$1,825	$2,492
Prior service credits	-	-	2,358	2,848
Net amount recognized in accumulated other comprehensive (loss) income	$(59,502)	$(56,267)	$4,183	$5,340

Percentage allocation of plan assets	The following table presents the actual allocation of assets held in trust as of September 24, 2011 and September 25, 2010:
	2011	2010

Fixed income securities	88%	86%
Equity securities	12%	14%
	100%	100%

Schedule of measurement of partnership's pension plan assets by category
The following table describes the measurement of the Partnership's pension plan assets by asset category:

	As of September 24, 2011	As of September 25, 2010
Short term investments (1)	$1,439	$1,259

Equity securities: (1) (2)
Domestic	10,823	13,042
International	5,342	6,563

Fixed income securities (1) (3)	115,294	119,025
	$132,898	$139,889

(1)	Includes funds which are not publicly traded and are valued at the net asset value of the units provided by the fund issuer.
(2)	Includes funds which invest primarily in a diversified portfolio of publicly traded US and Non-US common stock.
(3)	Includes funds which invest primarily in publicly traded and non-publicly traded, investment grade corporate bonds, U.S. government bonds and asset-backed securities.

Schedule of expected benefit payments
 Estimated future benefit payments for both pension and retiree health and life benefits are as follows:

Fiscal Year	Pension Benefits	Retiree Health and Life Benefits
2012	$27,452	$1,669
2013	13,804	1,603
2014	13,303	1,540
2015	12,494	1,466
2016	12,079	1,382
2017 through 2021	51,118	5,553

Schedule of net benefit costs
The following table provides the components of net periodic benefit costs included in operating expenses for fiscal 2011, 2010 and 2009:

	Pension Benefits			Retiree Health and Life Benefits
	2011	2010	2009	2011	2010	2009

Service cost	$-	$-	$-	$7	$7	$4
Interest cost	6,822	7,503	9,487	855	1,013	1,381
Expected return on plan assets	(6,295)	(8,080)	(9,205)	-	-	-
Amortization of prior service credit	-	-	-	(490)	(490)	(490)
Settlement charge	-	2,818	-	-	-	-
Recognized net actuarial loss	4,721	5,374	4,050	(35)	(65)	(312)
Net periodic benefit costs	$5,248	$7,615	$4,332	$337	$465	$583

Schedule of assumptions used
The assumptions used in the measurement of the Partnership's benefit obligations as of September 24, 2011 and September 25, 2010 are shown in the following table:

	Pension Benefits		Retiree Health and Life Benefits
	2011	2010	2011	2010

Weighted-average discount rate	4.375%	4.750%	4.000%	4.250%
Average rate of compensation increase	n/a	n/a	n/a	n/a

The assumptions used in the measurement of net periodic pension benefit and postretirement benefit costs for fiscal 2011, 2010 and 2009 are shown in the following table:

	Pension Benefits			Retiree Health and Life Benefits
	2011	2010	2009	2011	2010	2009

Weighted-average discount rate	4.750%	5.125%	7.625%	4.250%	5.000%	7.625%
Average rate of compensation increase	n/a	n/a	n/a	n/a	n/a	n/a
Weighted-average expected long-term rate of return on plan assets	5.000%	6.250%	7.390%	n/a	n/a	n/a
Health care cost trend	n/a	n/a	n/a	7.950%	8.150%	9.000%

Unit-Based Compensation Arrangements (Tables)	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Unit-Based Compensation Arrangements [Abstract]
Summary of activity for the Restricted Unit Plans
During the six months ended March 24, 2012, the Partnership awarded 108,674 restricted units under the Restricted Unit Plans at an aggregate grant date fair value of $3,543. The following is a summary of activity for the Restricted Unit Plans for the six months ended March 24, 2012:

	Units	Weighted Average Grant Date Fair Value Per Unit
Outstanding September 24, 2011	485,423	$32.71
Awarded	108,674	32.60
Forfeited	(8,165)	(29.79)
Issued	(71,951)	(29.95)

Outstanding March 24, 2012	513,981	$33.19

The following is a summary of activity in the Restricted Unit Plans:

		Weighted Average
		Grant Date Fair
	Units	Value Per Unit
Outstanding September 27, 2008	446,515	$30.57
Granted	68,799	18.10
Forfeited	(28,382)	(31.92)
Vested	(71,637)	(27.81)
Outstanding September 26, 2009	415,295	28.89
Granted	160,771	32.11
Forfeited	(4,693)	(30.31)
Vested	(90,106)	(30.37)
Outstanding September 25, 2010	481,267	29.67
Granted	136,241	39.54
Forfeited	(21,290)	(33.05)
Vested	(110,795)	(27.82)
Outstanding September 24, 2011	485,423	$32.71

Financial Instruments and Risk Management (Tables)	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Financial Instruments and Risk Management [Abstract]
Fair value of the Partnership's derivative instruments and their location in the condensed consolidated balance

The following summarizes the gross fair value of the Partnership's derivative instruments and their location in the condensed consolidated balance sheet as of March 24, 2012 and September 24, 2011, respectively:

	As of March 24, 2012		As of September 24, 2011
Asset Derivatives	Location	Fair Value	Location	Fair Value
Derivatives not designated as hedging instruments:
Commodity options	Other current assets	$1,083	Other current assets	$3,710
	Other assets	-	Other assets	612
Commodity futures	Other current assets	199	Other current assets	1,132

		$1,282		$5,454

Liability Derivatives	Location	Fair Value	Location	Fair Value
Derivatives designated as hedging instruments:
Interest rate swaps	Other current liabilities	$2,638	Other current liabilities	$2,662
	Other liabilities	999	Other liabilities	1,934

		$3,637		$4,596

Derivatives not designated as hedging instruments:
Commodity options	Other current liabilities	$31	Other current liabilities	$2,407
	Other liabilities	-	Other liabilities	69

		$31		$2,476

The following summarizes the fair value of the Partnership's derivative instruments and their location in the consolidated balance sheet as of September 24, 2011 and September 25, 2010, respectively:

	As of September 24, 2011		As of September 25, 2010
Asset Derivatives	Location	Fair Value	Location	Fair Value
Derivatives not designated as hedging instruments:

Commodity options	Other current assets	$3,710	Other current assets	$2,601
	Other assets	612	Other assets	-

Commodity futures	Other current assets	1,132	Other current assets	22
		$5,454		$2,623

Liability Derivatives	Location	Fair Value	Location	Fair Value
Derivatives designated as hedging instruments:

Interest rate swaps	Other current liabilities	$2,662	Other current liabilities	$2,740
	Other liabilities	1,934	Other liabilities	3,561
		$4,596		$6,301
Derivatives not designated as hedging instruments:

Commodity options	Other current liabilities	$2,407	Other current liabilities	$641
	Other liabilities	69	Other liabilities	-

Commodity futures	Other current liabilities	-	Other current liabilities	1,838
		$2,476		$2,479

Reconciliation of the beginning and ending balances of assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs
The following summarizes the reconciliation of the beginning and ending balances of assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs:

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
	Six Months Ended March 24, 2012		Six Months Ended March 26, 2011
	Assets	Liabilities	Assets	Liabilities
Opening balance of over-the-counter options	$1,780	$118	$1,509	$29
Beginning balance realized during the period	(398)	-	(833)	(11)
Contracts purchased during the period	330	-	475	-
Change in the fair value of beginning balance	(770)	(97)	(41)	(18)

Closing balance of over-the-counter options	$942	$21	$1,110	$-

The following summarizes the reconciliation of the beginning and ending balances of assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs:

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
	Fiscal 2011		Fiscal 2010
	Assets	Liabilities	Assets	Liabilities
Beginning balance of over-the-counter options	$1,509	$30	$1,675	$844
Beginning balance realized during the period	(1,509)	(30)	(1,434)	(844)
Change in the fair value of beginning balance	-	-	(241)	-
Contracts purchased during the period	1,780	118	1,509	30
Ending balance of over-the-counter options	$1,780	$118	$1,509	$30

Effect of the Partnership's derivative instruments on the condensed consolidated statement of operations
The effect of the Partnership's derivative instruments on the condensed consolidated statements of operations for the three and six months ended March 24, 2012 and March 26, 2011 are as follows:

	Three months ended March 24, 2012			Three months ended March 26, 2011
Derivatives in Cash Flow Hedging Relationships	Gains (Losses) Recognized in OCI (Effective Portion)	Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)		Gains (Losses) Recognized in OCI (Effective Portion)	Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)
		Location	Amount		Location	Amount
Interest rate swap	$(695)	Interest expense	$(642)	$(352)	Interest expense	$(704)

	$(695)		$(642)	$(352)		$(704)

Derivatives Not Designated as Hedging Instruments	Location of Gains (Losses) Recognized in Income	Amount of Unrealized Gains (Losses) Recognized in Income		Location of Gains (Losses) Recognized in Income	Amount of Unrealized Gains (Losses) Recognized in Income
Options	Cost of products sold	$(653)		Cost of products sold	$766
Futures	Cost of products sold	653		Cost of products sold	3,357

		$-			$4,123

	Six months ended March 24, 2012			Six months ended March 26, 2011
Derivatives in Cash Flow Hedging Relationships	Gains (Losses) Recognized in OCI (Effective Portion)	Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)		Gains (Losses) Recognized in OCI (Effective Portion)	Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)
		Location	Amount		Location	Amount
Interest rate swap	$(378)	Interest expense	$(1,338)	$226	Interest expense	$(1,428)

	$(378)		$(1,338)	$226		$(1,428)

Derivatives Not Designated as Hedging Instruments	Location of Gains (Losses) Recognized in Income	Amount of Unrealized Gains (Losses) Recognized in Income		Location of Gains (Losses) Recognized in Income	Amount of Unrealized Gains (Losses) Recognized in Income
Options	Cost of products sold	$(115)		Cost of products sold	$799
Futures	Cost of products sold	(933)		Cost of products sold	1,751

		$(1,048)			$2,550

The effect of the Partnership's derivative instruments on the consolidated statement of operations for fiscal 2011, 2010 and 2009 are as follows:

	Amount of Gains (Losses) Recognized in OCI (Effective Portion)	Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)
Derivatives in Cash Flow Hedging Relationships:		Location	Amount

Fiscal 2011
Interest rate swap	$(1,177)	Interest expense	$(2,881)

Fiscal 2010
Interest rate swap	$(5,706)	Interest expense	$(3,597)

Fiscal 2009
Interest rate swap	$(4,079)	Interest expense	$(3,088)

Derivatives Not Designated as Hedging Instruments:	Location of Gains (Losses) Recognized in Income	Amount of Unrealized Gains (Losses) Recognized in Income

Fiscal 2011
Options	Cost of products sold	$(1,517)
Futures	Cost of products sold	2,948
		$1,431
Fiscal 2010
Options	Cost of products sold	$(1,275)
Futures	Cost of products sold	(4,125)
		$(5,400)
Fiscal 2009
Options	Cost of products sold	$(589)
Futures	Cost of products sold	2,302
		$1,713

Commitments and Contingencies (Tables)	12 Months Ended
Sep. 24, 2011
Commitments and Contingencies [Abstract]
Future minimum rental commitments
Future minimum rental commitments under noncancelable operating lease agreements as of September 24, 2011 are as follows:
		Minimum
		Lease
Fiscal Year		Payments
2012	$15,836
2013	13,346
2014	11,540
2015	8,480
2016	4,993
2017 and thereafter	4,709

Pension Plans and Other Postretirement Benefits (Tables)	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Pension Plans and Other Postretirement Benefits [Abstract]
Schedule of defined benefit plans disclosure
The following table provides the components of net periodic benefit costs:

	Pension Benefits
	Three Months Ended		Six Months Ended
	March 24, 2012	March 26, 2011	March 24, 2012	March 26, 2011
Interest cost	$1,577	$1,705	$3,155	$3,411
Expected return on plan assets	(1,416)	(1,573)	(2,833)	(3,147)
Recognized net actuarial loss	1,318	1,180	2,636	2,360

Net periodic benefit cost	$1,479	$1,312	$2,958	$2,624

	Postretirement Benefits
	Three Months Ended		Six Months Ended
	March 24, 2012	March 26, 2011	March 24, 2012	March 26, 2011
Service Cost	$2	$2	$3	$4
Interest cost	200	213	401	427
Amortization of prior service costs	(122)	(122)	(244)	(244)
Recognized net actuarial loss	-	(9)	-	(18)

Net periodic benefit cost	$80	$84	$160	$169

The following tables provide a reconciliation of the changes in the benefit obligations and the fair value of the plan assets for fiscal 2011 and 2010 and a statement of the funded status for both years.  Under the Partnership's cash balance defined benefit pension plan, the accumulated benefit obligation and the projected benefit obligation are the same.

	Pension Benefits		Retiree Health and Life Benefits
	2011	2010	2011	2010
Reconciliation of benefit obligations:
Benefit obligation at beginning of year	$157,626	$157,187	$20,932	$21,127
Service cost	-	-	7	7
Interest cost	6,822	7,503	855	1,013
Actuarial loss	9,165	9,059	631	285
Lump sum benefits paid	(6,365)	(7,889)	-	-
Ordinary benefits paid	(8,129)	(8,234)	(1,530)	(1,500)
Benefit obligation at end of year	$159,119	$157,626	$20,895	$20,932

Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	$139,889	$140,055	$-	$-
Actual return on plan assets	7,503	15,957	-	-
Employer contributions	-	-	1,530	1,500
Lump-sum benefits paid	(6,365)	(7,889)	-	-
Ordinary benefits paid	(8,129)	(8,234)	(1,530)	(1,500)
Fair value of plan assets at end of year	$132,898	$139,889	$-	$-

Funded status:
Funded status at end of year	$(26,221)	$(17,737)	$(20,895)	$(20,932)

Amounts recognized in consolidated balance sheets consist of:
Net amount recognized at end of year	$(26,221)	$(17,737)	$(20,895)	$(20,932)
Less: Current portion	-	-	1,669	1,620
Non-current benefit liability	$(26,221)	$(17,737)	$(19,226)	$(19,312)

Amounts not yet recognized in net periodic benefit cost and included in accumulated other comprehensive income (loss):
Actuarial net (loss) gain	$(59,502)	$(56,267)	$1,825	$2,492
Prior service credits	-	-	2,358	2,848
Net amount recognized in accumulated other comprehensive (loss) income	$(59,502)	$(56,267)	$4,183	$5,340

Segment Information (Tables)	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Segment Information [Abstract]
Disclosure by reportable segment and reconciliation of total operating segment information
The following table presents certain relevant financial information by reportable segment and provides a reconciliation of total operating segment information to the corresponding consolidated amounts for the periods presented:

	Three Months Ended		Six Months Ended
	March 24, 2012	March 26, 2011	March 24, 2012	March 26, 2011
Revenues:
Propane	$283,759	$358,309	$524,115	$617,710
Fuel oil and refined fuels	43,748	63,518	74,729	101,920
Natural gas and electricity	21,708	32,689	39,759	51,657
All other	8,411	9,586	18,909	21,122

Total revenues	$357,626	$464,102	$657,512	$792,409

Operating income:
Propane	$70,483	$108,128	$113,981	$173,266
Fuel oil and refined fuels	3,465	13,033	5,931	14,755
Natural gas and electricity	1,639	5,375	4,343	8,620
All other	(3,732)	(2,951)	(6,329)	(5,514)
Corporate	(15,730)	(16,352)	(31,511)	(33,553)

Total operating income	56,125	107,233	86,415	157,574
Reconciliation to net income:
Loss on debt extinguishment	507	-	507	-
Interest expense, net	6,425	6,819	13,263	13,665
Provision for income taxes	(380)	98	(160)	464

Net income	$49,573	$100,316	$72,805	$143,445

Depreciation and amortization:
Propane	$4,942	$4,800	$9,855	$9,493
Fuel oil and refined fuels	620	617	1,162	1,271
Natural gas and electricity	79	224	303	447
All other	20	98	53	105
Corporate	1,988	2,715	4,061	5,318

Total depreciation and amortization	$7,649	$8,454	$15,434	$16,634

	As of
	March 24, 2012	September 24, 2011
Assets:
Propane	$728,135	$706,008
Fuel oil and refined fuels	48,347	44,973
Natural gas and electricity	18,621	18,675
All other	3,694	3,719
Corporate	132,681	183,084

Total assets	$931,478	$956,459

The following table presents certain data by reportable segment and provides a reconciliation of total operating segment information to the corresponding consolidated amounts for the periods presented:

	Year Ended
	September 24,	September 25,	September 26,
	2011	2010	2009
Revenues:
Propane	$929,492	$885,459	$864,012
Fuel oil and refined fuels	139,572	135,059	159,596
Natural gas and electricity	84,721	77,587	76,832
All other	36,767	38,589	42,714
Total revenues	$1,190,552	$1,136,694	$1,143,154

Operating income:
Propane	$203,567	$230,717	$268,969
Fuel oil and refined fuels	11,140	11,589	17,950
Natural gas and electricity	11,667	11,629	12,791
All other	(13,750)	(17,995)	(16,346)
Corporate	(69,396)	(82,572)	(72,749)
Total operating income	143,228	153,368	210,615
Reconciliation to net income:
Loss on debt extinguishment	-	9,473	4,624
Interest expense, net	27,378	27,397	38,267
Provision for income taxes	884	1,182	2,486
Net income	$114,966	$115,316	$165,238

Depreciation and amortization:
Propane	$19,525	$17,505	$15,951
Fuel oil and refined fuels	4,139	3,277	4,253
Natural gas and electricity	897	970	1,008
All other	111	261	436
Corporate	10,956	8,821	8,695
Total depreciation and amortization	$35,628	$30,834	$30,343

	As of
	September 24,	September 25,
	2011	2010
Assets:
Propane	$706,008	$693,699
Fuel oil and refined fuels	44,973	57,681
Natural gas and electricity	18,675	21,552
All other	3,719	3,042
Corporate	183,084	194,940
Total assets	$956,459	$970,914

Segment Information (Tables)	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Segment Information [Abstract]
Disclosure by reportable segment and reconciliation of total operating segment information
The following table presents certain relevant financial information by reportable segment and provides a reconciliation of total operating segment information to the corresponding consolidated amounts for the periods presented:

	Three Months Ended		Six Months Ended
	March 24, 2012	March 26, 2011	March 24, 2012	March 26, 2011
Revenues:
Propane	$283,759	$358,309	$524,115	$617,710
Fuel oil and refined fuels	43,748	63,518	74,729	101,920
Natural gas and electricity	21,708	32,689	39,759	51,657
All other	8,411	9,586	18,909	21,122

Total revenues	$357,626	$464,102	$657,512	$792,409

Operating income:
Propane	$70,483	$108,128	$113,981	$173,266
Fuel oil and refined fuels	3,465	13,033	5,931	14,755
Natural gas and electricity	1,639	5,375	4,343	8,620
All other	(3,732)	(2,951)	(6,329)	(5,514)
Corporate	(15,730)	(16,352)	(31,511)	(33,553)

Total operating income	56,125	107,233	86,415	157,574
Reconciliation to net income:
Loss on debt extinguishment	507	-	507	-
Interest expense, net	6,425	6,819	13,263	13,665
Provision for income taxes	(380)	98	(160)	464

Net income	$49,573	$100,316	$72,805	$143,445

Depreciation and amortization:
Propane	$4,942	$4,800	$9,855	$9,493
Fuel oil and refined fuels	620	617	1,162	1,271
Natural gas and electricity	79	224	303	447
All other	20	98	53	105
Corporate	1,988	2,715	4,061	5,318

Total depreciation and amortization	$7,649	$8,454	$15,434	$16,634

	As of
	March 24, 2012	September 24, 2011
Assets:
Propane	$728,135	$706,008
Fuel oil and refined fuels	48,347	44,973
Natural gas and electricity	18,621	18,675
All other	3,694	3,719
Corporate	132,681	183,084

Total assets	$931,478	$956,459

The following table presents certain data by reportable segment and provides a reconciliation of total operating segment information to the corresponding consolidated amounts for the periods presented:

	Year Ended
	September 24,	September 25,	September 26,
	2011	2010	2009
Revenues:
Propane	$929,492	$885,459	$864,012
Fuel oil and refined fuels	139,572	135,059	159,596
Natural gas and electricity	84,721	77,587	76,832
All other	36,767	38,589	42,714
Total revenues	$1,190,552	$1,136,694	$1,143,154

Operating income:
Propane	$203,567	$230,717	$268,969
Fuel oil and refined fuels	11,140	11,589	17,950
Natural gas and electricity	11,667	11,629	12,791
All other	(13,750)	(17,995)	(16,346)
Corporate	(69,396)	(82,572)	(72,749)
Total operating income	143,228	153,368	210,615
Reconciliation to net income:
Loss on debt extinguishment	-	9,473	4,624
Interest expense, net	27,378	27,397	38,267
Provision for income taxes	884	1,182	2,486
Net income	$114,966	$115,316	$165,238

Depreciation and amortization:
Propane	$19,525	$17,505	$15,951
Fuel oil and refined fuels	4,139	3,277	4,253
Natural gas and electricity	897	970	1,008
All other	111	261	436
Corporate	10,956	8,821	8,695
Total depreciation and amortization	$35,628	$30,834	$30,343

	As of
	September 24,	September 25,
	2011	2010
Assets:
Propane	$706,008	$693,699
Fuel oil and refined fuels	44,973	57,681
Natural gas and electricity	18,675	21,552
All other	3,719	3,042
Corporate	183,084	194,940
Total assets	$956,459	$970,914

SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS (Tables)	12 Months Ended
Sep. 24, 2011
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS [Abstract]
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

	Balance at Beginning of Period	Charged (credited) to Costs and Expenses	Other Additions	Deductions (a)	Balance at End of Period

Year Ended September 26, 2009

Allowance for doubtful accounts	$6,578	$3,284	$-	$(5,488)	$4,374
Valuation allowance for deferred tax assets	48,895	(2,048)	-	(1,385)	45,462

Year Ended September 25, 2010

Allowance for doubtful accounts	$4,374	$5,141	$-	$(4,112)	$5,403
Valuation allowance for deferred tax assets	45,462	(4,806)	-	-	40,656

Year Ended September 24, 2011

Allowance for doubtful accounts	$5,403	$5,598	$-	$(4,041)	$6,960
Valuation allowance for deferred tax assets	40,656	(454)	-	-	40,202

(a)	Represents amounts that did not impact earnings.

Partnership Organization and Formation (Details)	12 Months Ended
	Sep. 24, 2011	Mar. 24, 2012	Sep. 25, 2010
Common units outstanding (in units)	35,428,855	35,500,806	35,318,000
Owned subsidiary of the Partnership (in hundredths)	100.00%
Number of residential, commercial, industrial and agricultural customers	750,000
Number of locations served by the partnership	300
Number of states in which the partnership operates	30
Minimum disclosure threshold percentage of revenues by customer (in hundredths)	10.00%
General Partner [Member] | Common Unitholders [Member]
Common units outstanding (in units)	784	784

Partnership Organization and Formation (Details)	Mar. 24, 2012	Sep. 24, 2011	Sep. 25, 2010
Fiscal Period [Abstract]
Common units outstanding (in units)	35,500,806	35,428,855	35,318,000
Percentage of wholly-owned subsidiary (in hundredths)	100.00%
General Partner [Member] | Common Unitholders [Member]
Fiscal Period [Abstract]
Common units outstanding (in units)	784	784

Summary of Significant Accounting Policies (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011	Sep. 25, 2010	Sep. 26, 2009	Sep. 27, 2008 Other assets reclassed [Member]	Sep. 27, 2008 Other liabilities reclassed [Member]	Sep. 27, 2008 Common unitholders reclassed [Member]	Sep. 24, 2011 Buildings [Member]	Sep. 24, 2011 Building and land improvements [Member]	Sep. 24, 2011 Transportation equipment [Member]	Sep. 24, 2011 Storage facilities [Member]	Sep. 24, 2011 Office equipment [Member]	Sep. 24, 2011 Tanks and cylinders [Member]	Sep. 24, 2011 Computer software [Member]
Summary of Significant Accounting Policies [Abstract]
Limited partner interest in the Operating Partnership (in hundredths)	100.00%	100.00%
Minimum number of weeks in the fiscal year reporting calendar	52	52
Maximum number of weeks in the fiscal year reporting calendar	53	53
Minimum number of weeks in a fiscal quarter	13	13
Maximum number of weeks in a fiscal quarter	14	14
Property, Plant and Equipment [Line Items]
Minimum estimated useful life (in years)									20	3	7	5	15	3
Maximum estimated useful life (in years)								40	40	20	40	10	40	7
Weighted average useful life of the asset (in years)													27
Description of applicable interest rate on borrowings		A portion of the Partnership's borrowings bear interest at prevailing interest rates based upon, at the Operating Partnership's option, LIBOR plus an applicable margin or the base rate, defined as the higher of the Federal Funds Rate plus 1/2 of 1% or the agent bank's prime rate, or LIBOR plus 1%, plus the applicable margin. The applicable margin is dependent on the level of the Partnership's total leverage the ratio of total debt to income before deducting interest expense, income taxes, depreciation and amortization "EBITDA". Therefore, the Partnership is subject to interest rate risk on the variable component of the interest rate. The Partnership manages part of its variable interest rate risk by entering into interest rate swap agreements. The interest rate swaps have been designated as, and are accounted for as, cash flow hedges. The fair value of the interest rate swaps are determined using an income approach, whereby future settlements under the swaps are converted into a single present value, with fair value being based on the value of current market expectations about those future amounts. Changes in the fair value are recognized in OCI until the hedged item is recognized in earnings. However, due to changes in the underlying interest rate environment, the corresponding value in OCI is subject to change prior to its impact on earnings.
Period annually billed tank fees revenue is recognized (in years)		1
Number of limited partnerships included in the partnership structure		2
Additional dilutive common units included in computation of diluted income per Common Unit (in units)		198,298	236,589	180,789
Statement [Line Items]
Prior period amounts reclassified to conform with the current period presentation					$ 654	$ 2,835	$ 2,181

Basis of Presentation (Details)	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Basis of Presentation [Abstract]
Limited partner interest in the Operating Partnership	100.00%	100.00%
Minimum number of weeks in the fiscal year reporting calendar	52	52
Maximum number of weeks in the fiscal year reporting calendar	53	53
Minimum number of weeks in a fiscal quarter	13	13
Maximum number of weeks in a fiscal quarter	14	14

Distributions of Available Cash (Details) (USD $)	3 Months Ended												6 Months Ended	12 Months Ended
	Sep. 24, 2011	Jun. 25, 2011	Mar. 26, 2011	Dec. 25, 2010	Sep. 25, 2010	Jun. 26, 2010	Mar. 27, 2010	Dec. 26, 2009	Sep. 26, 2009	Jun. 27, 2009	Mar. 28, 2009	Dec. 27, 2008	Mar. 24, 2012	Sep. 24, 2011
Distributions of Available Cash [Abstract]
Distributions to its partners (in days)													45D	45D
Distributions paid (in dollars per unit)	$ 0.8525	$ 0.8525	$ 0.8525	$ 0.8525	$ 0.85	$ 0.845	$ 0.84	$ 0.835	$ 0.83	$ 0.825	$ 0.815	$ 0.81
Distributions declared (in dollars per unit)	$ 0.8525	$ 0.8525	$ 0.8525	$ 0.8525	$ 0.85	$ 0.845	$ 0.84	$ 0.835	$ 0.83	$ 0.825	$ 0.815	$ 0.81	$ 0.8525
Declaration date													April 19, 2012
Distribution date													May 8, 2012
Record date													May 1, 2012

Financial Instruments and Risk Management (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended				12 Months Ended															12 Months Ended													12 Months Ended
	Mar. 24, 2012	Mar. 26, 2011	Mar. 24, 2012	Mar. 26, 2011	Sep. 24, 2011	Sep. 25, 2010	Mar. 24, 2012 Commodity Options [Member] Cost of Sales [Member] Not Designated as Hedging Instrument [Member]	Mar. 26, 2011 Commodity Options [Member] Cost of Sales [Member] Not Designated as Hedging Instrument [Member]	Mar. 24, 2012 Commodity Options [Member] Cost of Sales [Member] Not Designated as Hedging Instrument [Member]	Mar. 26, 2011 Commodity Options [Member] Cost of Sales [Member] Not Designated as Hedging Instrument [Member]	Mar. 24, 2012 Commodity Futures [Member] Cost of Sales [Member] Not Designated as Hedging Instrument [Member]	Mar. 26, 2011 Commodity Futures [Member] Cost of Sales [Member] Not Designated as Hedging Instrument [Member]	Mar. 24, 2012 Commodity Futures [Member] Cost of Sales [Member] Not Designated as Hedging Instrument [Member]	Mar. 26, 2011 Commodity Futures [Member] Cost of Sales [Member] Not Designated as Hedging Instrument [Member]	Mar. 24, 2012 Interest Rate Swaps [Member] Interest Expense [Member] Derivatives in Cash Flow Hedging Relationships [Member] Designated as Hedging Instrument [Member]	Mar. 26, 2011 Interest Rate Swaps [Member] Interest Expense [Member] Derivatives in Cash Flow Hedging Relationships [Member] Designated as Hedging Instrument [Member]	Mar. 24, 2012 Interest Rate Swaps [Member] Interest Expense [Member] Derivatives in Cash Flow Hedging Relationships [Member] Designated as Hedging Instrument [Member]	Mar. 26, 2011 Interest Rate Swaps [Member] Interest Expense [Member] Derivatives in Cash Flow Hedging Relationships [Member] Designated as Hedging Instrument [Member]	Sep. 24, 2011 Not Designated as Hedging Instrument [Member]	Sep. 25, 2010 Not Designated as Hedging Instrument [Member]	Sep. 26, 2009 Not Designated as Hedging Instrument [Member]	Mar. 24, 2012 Not Designated as Hedging Instrument [Member]	Sep. 24, 2011 Not Designated as Hedging Instrument [Member] Commodity Options [Member] Cost of Sales [Member]	Sep. 25, 2010 Not Designated as Hedging Instrument [Member] Commodity Options [Member] Cost of Sales [Member]	Sep. 26, 2009 Not Designated as Hedging Instrument [Member] Commodity Options [Member] Cost of Sales [Member]	Mar. 24, 2012 Not Designated as Hedging Instrument [Member] Commodity Options [Member] Other Current Assets [Member]	Sep. 24, 2011 Not Designated as Hedging Instrument [Member] Commodity Options [Member] Other Current Assets [Member]	Sep. 25, 2010 Not Designated as Hedging Instrument [Member] Commodity Options [Member] Other Current Assets [Member]	Mar. 24, 2012 Not Designated as Hedging Instrument [Member] Commodity Options [Member] Other Assets [Member]	Sep. 24, 2011 Not Designated as Hedging Instrument [Member] Commodity Options [Member] Other Assets [Member]	Sep. 25, 2010 Not Designated as Hedging Instrument [Member] Commodity Options [Member] Other Assets [Member]	Mar. 24, 2012 Not Designated as Hedging Instrument [Member] Commodity Options [Member] Other Current Liabilities [Member]	Sep. 24, 2011 Not Designated as Hedging Instrument [Member] Commodity Options [Member] Other Current Liabilities [Member]	Sep. 25, 2010 Not Designated as Hedging Instrument [Member] Commodity Options [Member] Other Current Liabilities [Member]	Mar. 24, 2012 Not Designated as Hedging Instrument [Member] Commodity Options [Member] Other Liabilities [Member]	Sep. 24, 2011 Not Designated as Hedging Instrument [Member] Commodity Options [Member] Other Liabilities [Member]	Sep. 25, 2010 Not Designated as Hedging Instrument [Member] Commodity Options [Member] Other Liabilities [Member]	Sep. 24, 2011 Not Designated as Hedging Instrument [Member] Commodity Futures [Member] Cost of Sales [Member]	Sep. 25, 2010 Not Designated as Hedging Instrument [Member] Commodity Futures [Member] Cost of Sales [Member]	Sep. 26, 2009 Not Designated as Hedging Instrument [Member] Commodity Futures [Member] Cost of Sales [Member]	Mar. 24, 2012 Not Designated as Hedging Instrument [Member] Commodity Futures [Member] Other Current Assets [Member]	Sep. 24, 2011 Not Designated as Hedging Instrument [Member] Commodity Futures [Member] Other Current Assets [Member]	Sep. 25, 2010 Not Designated as Hedging Instrument [Member] Commodity Futures [Member] Other Current Assets [Member]	Sep. 24, 2011 Not Designated as Hedging Instrument [Member] Commodity Futures [Member] Other Assets [Member]	Sep. 25, 2010 Not Designated as Hedging Instrument [Member] Commodity Futures [Member] Other Assets [Member]	Sep. 24, 2011 Not Designated as Hedging Instrument [Member] Commodity Futures [Member] Other Current Liabilities [Member]	Sep. 25, 2010 Not Designated as Hedging Instrument [Member] Commodity Futures [Member] Other Current Liabilities [Member]	Mar. 24, 2012 Designated as Hedging Instrument [Member]	Sep. 24, 2011 Designated as Hedging Instrument [Member]	Sep. 25, 2010 Designated as Hedging Instrument [Member]	Sep. 24, 2011 Designated as Hedging Instrument [Member] Interest Rate Swaps [Member] Derivatives in Cash Flow Hedging Relationships [Member]	Sep. 25, 2010 Designated as Hedging Instrument [Member] Interest Rate Swaps [Member] Derivatives in Cash Flow Hedging Relationships [Member]	Sep. 26, 2009 Designated as Hedging Instrument [Member] Interest Rate Swaps [Member] Derivatives in Cash Flow Hedging Relationships [Member]	Sep. 24, 2011 Designated as Hedging Instrument [Member] Interest Rate Swaps [Member] Interest Expense [Member] Derivatives in Cash Flow Hedging Relationships [Member]	Sep. 25, 2010 Designated as Hedging Instrument [Member] Interest Rate Swaps [Member] Interest Expense [Member] Derivatives in Cash Flow Hedging Relationships [Member]	Sep. 26, 2009 Designated as Hedging Instrument [Member] Interest Rate Swaps [Member] Interest Expense [Member] Derivatives in Cash Flow Hedging Relationships [Member]	Mar. 24, 2012 Designated as Hedging Instrument [Member] Interest Rate Swaps [Member] Other Current Liabilities [Member]	Sep. 24, 2011 Designated as Hedging Instrument [Member] Interest Rate Swaps [Member] Other Current Liabilities [Member]	Sep. 25, 2010 Designated as Hedging Instrument [Member] Interest Rate Swaps [Member] Other Current Liabilities [Member]	Mar. 24, 2012 Designated as Hedging Instrument [Member] Interest Rate Swaps [Member] Other Liabilities [Member]	Sep. 24, 2011 Designated as Hedging Instrument [Member] Interest Rate Swaps [Member] Other Liabilities [Member]	Sep. 25, 2010 Designated as Hedging Instrument [Member] Interest Rate Swaps [Member] Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair value - assets																			$ 5,454	$ 2,623		$ 1,282				$ 1,083	$ 3,710	$ 2,601	$ 0	$ 612	$ 0										$ 199	$ 1,132	$ 22	$ 0	$ 0
Fair value - liabilities																			2,476	2,479		31										31	2,407	641	0	69	0									0	1,838	3,637	4,596	6,301							2,638	2,662	2,740	999	1,934	3,561
Asset Fair Value Measurement Using Significant Unobservable Inputs (Level 3) [Roll Forward]
Beginning balance of over-the-counter options			1,780	1,509	1,509	1,675
Beginning balance realized during the period			(398)	(833)	(1,509)	(1,434)
Contracts purchased during the period			330	475	1,780	1,509
Change in the fair value of beginning balance			(770)	(41)	0	(241)
Ending balance of over-the-counter options	942	1,110	942	1,110	1,780	1,509
Liability Fair Value Measurement Using Significant Unobservable Inputs (Level 3) [Roll Forward]
Beginning balance of over-the-counter options			118	29	29	844
Beginning balance realized during the period			0	(11)	(29)	(844)
Contracts purchased during the period			0	0	118	29
Change in the fair value of beginning balance			(97)	(18)	0	0
Ending balance of over-the-counter options	21	0	21	0	118	29
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Unrealized Gains (Losses) Recognized in Income	0	4,123	(1,048)	2,550			(653)	766	(115)	799	653	3,357	(933)	1,751					1,431	(5,400)	1,713		(1,517)	(1,275)	(589)													2,948	(4,125)	2,302
Gains (Losses) Recognized in OCI (Effective Portion)	(695)	(352)	(378)	226											(695)	(352)	(378)	226																																	(1,177)	(5,706)	(4,079)
Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)	(642)	(704)	(1,338)	(1,428)											(642)	(704)	(1,338)	(1,428)																																				(2,881)	(3,597)	(3,088)
Weighted average maturity of outstanding commodity-related derivatives (in months)	5M		5M		4M	3M
Fair Value of 2020 Senior Notes	$ 270,000		$ 270,000		$ 248,500

Selected Balance Sheet Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 24, 2011	Sep. 25, 2010	Sep. 26, 2009	Mar. 24, 2012
Selected Balance Sheet Information [Abstract]
Propane and refined fuels	$ 64,601	$ 59,836		$ 65,879
Appliances and related parts	1,306	1,211		1,408
Total inventory	65,907	61,047		67,287
Term of purchase contracts (in years)	1Y
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	745,416	740,875
Less: accumulated depreciation	407,291	390,455
Property, plant and equipment, net	338,125	350,420		330,452
Depreciation expense	32,368	28,411	28,123
Adjustment to accelerate depreciation expense	2,883	1,800
Land and improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	27,904	28,250
Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	82,639	80,072
Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	19,067	22,959
Storage facilities [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	79,525	78,176
Tanks and cylinders [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	485,859	481,423
Computer systems [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	47,718	44,705
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 2,704	$ 5,290

Inventories (Details) (USD $) In Thousands, unless otherwise specified	Mar. 24, 2012	Sep. 24, 2011	Sep. 25, 2010
Inventories [Abstract]
Propane, fuel oil and refined fuels and natural gas	$ 65,879	$ 64,601	$ 59,836
Appliances and related parts	1,408	1,306	1,211
Inventories	$ 67,287	$ 65,907	$ 61,047

Goodwill and Other Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 24, 2011	Sep. 25, 2010	Sep. 26, 2009	Mar. 24, 2012
Goodwill and Other Intangible Assets [Abstract]
Reversal of deferred tax asset valuation allowance as a reduction to goodwill			$ 1,385
Goodwill [Abstract]
Goodwill	284,113	283,706
Accumulated adjustments	(6,462)	(6,462)
Goodwill, net	277,651	277,244		277,651
Goodwill acquired	407
Other intangible assets [Abstract]
Other intangible assets, gross	33,745	32,383
Accumulated amortization	(17,667)	(14,407)
Other intangible assets, net	16,078	17,976
Other intangible assets aggregate amortization expense [Abstract]
Aggregate amortization expense	3,260	2,423	2,220
Other intangible assets amortization expense for the five succeeding fiscal years [Abstract]
2012	2,834
2013	2,676
2014	2,341
2015	2,180
2016	1,690
Customer Lists [Member]
Other intangible assets [Abstract]
Other intangible assets, gross	26,523	25,761
Accumulated amortization	(15,036)	(12,671)
Noncompete Agreements [Member]
Other intangible assets [Abstract]
Other intangible assets, gross	3,756	3,156
Accumulated amortization	(760)	(107)
Tradenames [Member]
Other intangible assets [Abstract]
Other intangible assets, gross	1,499	1,499
Accumulated amortization	(1,162)	(1,012)
Other Intangible Assets [Member]
Other intangible assets [Abstract]
Other intangible assets, gross	1,967	1,967
Accumulated amortization	(709)	(617)
Propane [Member]
Goodwill [Abstract]
Goodwill	265,313	264,906
Accumulated adjustments	0	0
Goodwill, net	265,313	264,906		265,313
Goodwill acquired	407
Fuel Oil and Refined Fuels [Member]
Goodwill [Abstract]
Goodwill	10,900	10,900
Accumulated adjustments	(6,462)	(6,462)
Goodwill, net	4,438	4,438		4,438
Goodwill acquired	0
Natural Gas and Electricity [Member]
Goodwill [Abstract]
Goodwill	7,900	7,900
Accumulated adjustments	0	0
Goodwill, net	7,900	7,900		7,900
Goodwill acquired	$ 0

Goodwill (Details) (USD $) In Thousands, unless otherwise specified	Mar. 24, 2012	Sep. 24, 2011	Sep. 25, 2010
Goodwill and Other Intangible Assets [Abstract]
Projection period for discounted cash flow analyses to estimate reporting unit fair value (in years)	10Y
Goodwill [Line Items]
Goodwill	$ 277,651	$ 277,651	$ 277,244
Propane [Member]
Goodwill [Line Items]
Goodwill	265,313	265,313	264,906
Fuel Oil and Refined Fuels [Member]
Goodwill [Line Items]
Goodwill	4,438	4,438	4,438
Natural Gas and Electricity [Member]
Goodwill [Line Items]
Goodwill	$ 7,900	$ 7,900	$ 7,900

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 24, 2011	Sep. 25, 2010	Sep. 26, 2009
Current
Federal	$ 135	$ 177	$ 173
State and local	749	1,005	928
Total current taxes	884	1,182	1,101
Deferred	0	0	1,385
Provision for income taxes - current and deferred	884	1,182	2,486
Income Tax Reconciliation
Income tax provision at federal statutory tax rate	40,548	40,361	58,704
Impact of Partnership income not subject to federal income taxes	(39,952)	(38,808)	(56,294)
Permanent differences	239	2,051	719
Change in valuation allowance	(454)	(4,806)	(2,048)
State income taxes	492	2,247	1,262
Other	11	137	143
Provision for income taxes - current and deferred	884	1,182	2,486
Deferred tax assets:
Net operating loss carryforwards	32,938	33,214
Allowance for doubtful accounts	1,323	713
Inventory	658	1,423
Intangible assets	1,201	1,362
Deferred revenue	1,303	1,408
Derivative instruments	71	700
AMT credit carryforward	1,086	925
Other accruals	1,936	1,726
Total deferred tax assets	40,516	41,471
Deferred tax liabilities:
Property, plant and equipment	314	815
Total deferred tax liabilities	314	815
Net deferred tax assets	40,202	40,656
Valuation allowance	(40,202)	(40,656)
Net deferred tax assets	$ 0	$ 0

Net Income Per Common Unit (Details)	3 Months Ended		6 Months Ended
	Mar. 24, 2012	Mar. 26, 2011	Mar. 24, 2012	Mar. 26, 2011
Net Income Per Common Unit [Abstract]
Increase in weighted average units outstanding used to compute basic net income per Common Unit to reflect the potential dilutive effect of the unvested restricted units outstanding (in units)	235,661	244,092	219,269	223,057

Long-Term Borrowings (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended					3 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Mar. 26, 2011	Mar. 24, 2012	Mar. 26, 2011	Sep. 24, 2011	Sep. 25, 2010	Sep. 26, 2009	Sep. 24, 2011 Revolving Credit Facility Due 2013 [Member]	Sep. 25, 2010 Revolving Credit Facility Due 2013 [Member]	Mar. 27, 2010 Term Loan Due 2010 [Member]	Mar. 27, 2010 Working Capital Facility Due 2010 [Member]	Mar. 27, 2010 Senior Notes Due 2020 [Member]	Mar. 24, 2012 Senior Notes Due 2020 [Member]	Sep. 24, 2011 Senior Notes Due 2020 [Member]	Sep. 25, 2010 Senior Notes Due 2020 [Member]	Mar. 27, 2010 Senior Notes Due 2013 [Member]	Mar. 24, 2012 Revolving Credit Facility [Member]	Sep. 24, 2011 Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt	$ 348,277		$ 348,277		$ 348,169	$ 347,953		$ 100,000	$ 100,000				$ 248,277	$ 248,169	$ 247,953		$ 100,000	$ 100,000
Stated interest rate (in hundredths)													7.38%	7.38%		6.88%
Maturity date													Mar 15, 2020	Mar 15, 2020				Jun 25, 2013
Net unamortized discount													1,723	1,831	2,047
Date public offering completed												2010-03-23
Aggregate principal amount												250,000	250,000
Percentage of principal amount at which debt was issued (in hundredths)												99.14%
Loss on the extinguishment of debt, total	(507)	0	(507)	0	0	(9,473)	(4,624)									9,473
Loss on the extinguishment of debt related to repurchase premium and related fees																7,231
Loss on the extinguishment of debt related to write-off in unamortized debt origination costs and unamortized discount																2,242
Percentage of the principal amount repurchase offer under change of control provision (in hundredths)													101.00%	101.00%
Number of days after the consummation of the change of control that a rating decline may occur to trigger offer to repurchase debt (in days)													90D	90D
Revolving Credit Facility, maximum amount										108,000	175,000							250,000
Revolving Credit Facility, term (in years)																	5Y	4
Standby letters of credit issued under the Revolving Credit Facility																	46,926	54,856
Available borrowing capacity under Revolving Credit Facility																	103,074	95,144
Revolving Credit Facility, interest rate description																	Borrowings under the Revolving Credit Facility bear interest at prevailing interest rates based upon, at the Operating Partnership's option, LIBOR plus the applicable margin or the base rate, defined as the higher of the Federal Funds Rate plus 1/2 of 1%, the agent bank's prime rate, or LIBOR plus 1%, plus in each case the applicable margin. The applicable margin is dependent upon the Partnership's ratio of total debt to EBITDA on a consolidated basis, as defined in the Revolving Credit Facility.	Borrowings under the Revolving Credit Facility bear interest at prevailing interest rates based upon, at the Operating Partnership's option, LIBOR plus the applicable margin or the base rate, defined as the higher of the Federal Funds Rate plus 1/2 of 1, the agent bank's prime rate, or LIBOR plus 1, plus in each case the applicable margin.
Revolving Credit Facility, approximate interest rate at period end (in hundredths)																	2.30%	3.25%
Debt origination costs [Abstract]
Capitalized debt origination costs	8,292		8,292		7,207	9,157
Line of Credit Facility [Line Items]
Credit facility borrowings								100,000
Credit facility repayments										108,000
Revolving Credit Facility and 2020 Senior Notes covenants [Abstract]
Consolidated interest coverage ratio, minimum	2.5 to 1.0		2.5 to 1.0		2.5 to 1.0
Total consolidated leverage ratio, maximum	4.75 to 1.0		4.75 to 1.0		4.5 to 1.0
Senior secured consolidated leverage ratio, maximum	3.0 to 1.0		3.0 to 1.0		3.0 to 1.0
Consolidated fixed charge coverage ratio, minimum	1.75 to 1		1.75 to 1		1.75 to 1
Interest rate swap agreement [Abstract]
Effective date			Mar 31, 2010		Mar 31, 2010
Termination date			Jun 25, 2013		Jun 25, 2013
Fixed interest rate (in hundredths)	3.12%		3.12%		3.12%
Long-term debt maturities [Abstract]
Long-term debt maturities, 2012	0		0		0
Long-term debt maturities, 2013	0		0		100,000
Long-term debt maturities, 2014	0		0		0
Long-term debt maturities, 2015	0		0		0
Long-term debt maturities, 2016 and thereafter					$ 250,000

Long Term Borrowings (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended
	Mar. 24, 2012	Mar. 26, 2011	Mar. 24, 2012	Mar. 26, 2011	Sep. 24, 2011	Sep. 25, 2010	Sep. 26, 2009	Mar. 24, 2012 Revolving Credit Facility [Member]	Sep. 24, 2011 Revolving Credit Facility [Member]	Mar. 27, 2010 Senior Notes Due 2020 [Member]	Mar. 24, 2012 Senior Notes Due 2020 [Member]	Sep. 24, 2011 Senior Notes Due 2020 [Member]	Sep. 25, 2010 Senior Notes Due 2020 [Member]	Mar. 24, 2012 Amended Credit Agreement Due 2017 [Member]	Mar. 24, 2012 Amended Credit Agreement Due 2017 [Member]	Apr. 25, 2012 Amended Credit Agreement Due 2017 [Member]	Sep. 24, 2011 Amended Credit Agreement Due 2017 [Member]
Debt Instrument [Line Items]
Long-term borrowings	$ 348,277		$ 348,277		$ 348,169	$ 347,953		$ 100,000	$ 100,000		$ 248,277	$ 248,169	$ 247,953
Percentage of wholly-owned subsidiary (in hundredths)	100.00%		100.00%
Aggregate principal amount										250,000	250,000
Stated interest rate (in hundredths)											7.38%	7.38%
Percentage of principal amount at which debt was issued (in hundredths)											99.14%
Maturity date									Jun 25, 2013		Mar 15, 2020	Mar 15, 2020
Percentage of the principal amount repurchase offer under change of control provision (in hundredths)											101.00%	101.00%
Number of days after the consummation of the change of control that a rating decline may occur to trigger offer to repurchase debt (in days)											90D	90D
Unamortized discount											1,723	1,831	2,047
Date public offering completed										2010-03-23					2012-01-05
Revolving Credit Facility, term (in years)								5Y	4
Revolving Credit Facility, maximum amount									250,000					250,000	250,000	400,000
Standby letters of credit issued under the Revolving Credit Facility								46,926	54,856					100,000	100,000		100,000
Outstanding standby letters of credit, maximum expiration date of outstanding								Apr 15, 2013						Jan 5, 2017	Jan 5, 2017
Loss on debt extinguishment	507	0	507	0	0	9,473	4,624							507	507
Available borrowing capacity under Revolving Credit Facility								103,074	95,144
Interest rate swap agreement [Abstract]
Notional amount	100,000		100,000
Effective date			Mar 31, 2010		Mar 31, 2010										Jun 25, 2013
Termination date			Jun 25, 2013		Jun 25, 2013										Jan 5, 2017
Fixed interest rate (in hundredths)	3.12%		3.12%		3.12%									1.63%	1.63%
Revolving Credit Facility, interest rate description								Borrowings under the Revolving Credit Facility bear interest at prevailing interest rates based upon, at the Operating Partnership's option, LIBOR plus the applicable margin or the base rate, defined as the higher of the Federal Funds Rate plus 1/2 of 1%, the agent bank's prime rate, or LIBOR plus 1%, plus in each case the applicable margin. The applicable margin is dependent upon the Partnership's ratio of total debt to EBITDA on a consolidated basis, as defined in the Revolving Credit Facility.	Borrowings under the Revolving Credit Facility bear interest at prevailing interest rates based upon, at the Operating Partnership's option, LIBOR plus the applicable margin or the base rate, defined as the higher of the Federal Funds Rate plus 1/2 of 1, the agent bank's prime rate, or LIBOR plus 1, plus in each case the applicable margin.
Revolving Credit Facility, approximate interest rate at period end (in hundredths)								2.30%	3.25%
Revolving Credit Facility and 2020 Senior Notes covenants [Abstract]
Total consolidated interest coverage ratio, minimum	2.5 to 1.0		2.5 to 1.0		2.5 to 1.0
Total consolidated leverage ratio, maximum	4.75 to 1.0		4.75 to 1.0		4.5 to 1.0
Senior secured consolidated leverage ratio, maximum	3.0 to 1.0		3.0 to 1.0		3.0 to 1.0
Consolidated fixed charge coverage ratio, minimum	1.75 to 1		1.75 to 1		1.75 to 1
Debt origination costs [Abstract]
Capitalized debt origination costs	8,292		8,292		7,207	9,157
Long-term debt maturities [Abstract]
Long-term debt maturities, 2012	0		0		0
Long-term debt maturities, 2013	0		0		100,000
Long-term debt maturities, 2014	0		0		0
Long-term debt maturities, 2015	0		0		0
Long-term debt maturities, 2016	0		0
Long-term debt maturities thereafter	350,000		350,000
Loss on the extinguishment of debt related to write-off in unamortized debt origination costs and unamortized discount	507		507
Capitalized debt origination costs	$ 2,420		$ 2,420

Unit-Based Compensation Arrangements (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 24, 2012	Mar. 26, 2011	Mar. 24, 2012	Mar. 26, 2011	Sep. 24, 2011	Sep. 25, 2010	Sep. 26, 2009
Units [Rollforward]
Outstanding, beginning of period (in units)			485,423
Granted (in units)			108,674
Forfeited (in units)			(8,165)
Vested (in units)			(71,951)
Outstanding, end of period (in units)	513,981		513,981
Weighted Average Grant Date Fair Value Per Unit [Abstract]
Outstanding, beginning of period (in dollars per unit)			$ 32.71
Granted (in dollars per unit)			$ 32.6
Forfeited (in dollars per unit)	$ (29.79)		$ (29.79)
Vested (in dollars per unit)			$ (29.95)
Outstanding, end of period (in dollars per unit)	$ 33.19		$ 33.19
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Unit Plans, terms of award			Unless otherwise stipulated by the Compensation Committee of the Board of Supervisors on or before the grant date, restricted units issued under the Restricted Unit Plans vest over time with 25 of the Common Units vesting on the third and fourth anniversaries of the grant date and the remaining 50 of the Common Units vesting on the fifth anniversary of the grant date. The Restricted Unit Plans participants are not eligible to receive quarterly distributions or vote their respective restricted units until vested. Because each restricted unit represents a promise to issue a Common Unit at a future date, restricted units cannot be sold or transferred prior to vesting.		Unless otherwise stipulated by the Compensation Committee of the Partnership's Board of Supervisors on or before the grant date, Restricted Units issued under the Restricted Unit Plans vest over time with 25 of the Common Units vesting at the end of each of the third and fourth anniversaries of the grant date and the remaining 50 of the Common Units vesting at the end of the fifth anniversary of the grant date. The Restricted Unit Plans participants are not eligible to receive quarterly distributions on, or vote their respective restricted units until vested. Restricted units cannot be sold or transferred prior to vesting. The value of the restricted unit is established by the market price of the Common Unit on the date of grant, net of estimated future distributions during the vesting period. Restricted units are subject to forfeiture in certain circumstances as defined in the Restricted Unit Plans.
Total number of Common Units authorized for issuance	1,903,406		1,903,406		1,906,971
Unrecognized compensation cost	$ 7,302		$ 7,302		$ 6,320
Weighted-average recognition period of compensation cost (in years)			1.8		1.8
Compensation expense	1,147	1,067	2,350	2,399	3,922	4,005	2,396
Units [Rollforward]
Outstanding, beginning of period (in units)			485,423	481,267	481,267	415,295	446,515
Granted (in units)					136,241	160,771	68,799
Forfeited (in units)					(21,290)	(4,693)	(28,382)
Vested (in units)					(110,795)	(90,106)	(71,637)
Outstanding, end of period (in units)					485,423	481,267	415,295
Weighted Average Grant Date Fair Value Per Unit [Abstract]
Outstanding, beginning of period (in dollars per unit)			$ 32.71	$ 29.67	$ 29.67	$ 28.89	$ 30.57
Granted (in dollars per unit)					$ 39.54	$ 32.11	$ 18.1
Forfeited (in dollars per unit)					$ (33.05)	$ (30.31)	$ (31.92)
Vested (in dollars per unit)					$ (27.82)	$ (30.37)	$ (27.81)
Outstanding, end of period (in dollars per unit)					$ 32.71	$ 29.67	$ 28.89
Long-Term Incentive Plan [Member]
Long-Term Incentive Plan [Abstract]
Long-Term Incentive Plan, terms of award			The Partnership has a non-qualified, unfunded long-term incentive plan for officers and key employees (the "LTIP") which provides for payment, in the form of cash, of an award of equity-based compensation at the end of a three-year performance period. The level of compensation earned under the LTIP is based on the market performance of the Partnership's Common Units on the basis of total return to Unitholders ("TRU") compared to the TRU of a predetermined peer group consisting solely of other master limited partnerships, approved by the Compensation Committee of the Board of Supervisors, over the same three-year performance period.		The Partnership has a non-qualified, unfunded long-term incentive plan for officers and key employees the "LTIP" which provides for payment, in the form of cash, for an award of equity-based compensation at the end of a three-year performance period. The level of compensation earned under the LTIP is based on the market performance of the Partnership's Common Units on the basis of total return to Unitholders "TRU" compared to the TRU of a predetermined peer group comprised of other publicly traded partnerships master limited partnerships, as approved by the Compensation Committee of the Partnership's Board of Supervisors, over the same three-year performance period.
Cash payouts					2,697	2,741	2,720
Compensation expense	$ 102	$ 645	$ 691	$ 1,501	$ 1,504	$ 3,058	$ 3,402

Distributions of Available Cash (Details) (USD $)	3 Months Ended												6 Months Ended	12 Months Ended
	Sep. 24, 2011	Jun. 25, 2011	Mar. 26, 2011	Dec. 25, 2010	Sep. 25, 2010	Jun. 26, 2010	Mar. 27, 2010	Dec. 26, 2009	Sep. 26, 2009	Jun. 27, 2009	Mar. 28, 2009	Dec. 27, 2008	Mar. 24, 2012	Sep. 24, 2011
Distributions of Available Cash [Abstract]
Distributions to its partners (in days)													45D	45D
Declaration date of quarterly distribution													April 19, 2012
Quarterly distribution (in dollars per unit)	$ 0.8525	$ 0.8525	$ 0.8525	$ 0.8525	$ 0.85	$ 0.845	$ 0.84	$ 0.835	$ 0.83	$ 0.825	$ 0.815	$ 0.81	$ 0.8525
Common Unit distribution on an annualized basis (in dollars per unit)													$ 3.41
Distribution date of quarterly distribution													May 8, 2012
Date of record of quarterly distribution													May 1, 2012

Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011		Sep. 25, 2010		Sep. 26, 2009
Reconciliation of fair value of plan assets [Roll Forward]
Employer contributions	$ 812
Components of net periodic benefit costs included in operating expenses [Abstract]
Settlement charge		0		2,818		0
Assumptions used in calculating net periodic benefit costs [Abstract]
Health care cost trend rate (in hundredths)		7.74%
Ultimate trend rate for health care costs (in hundredths)		4.48%
Percentage of sensitivity increase or decrease of assumed health care cost trend rates (in hundredths)		1.00%
Pension Benefits [Member]
Reconciliation of benefit obligations [Roll Forward]
Benefit obligation at beginning of year		157,626		157,187
Service cost		0		0		0
Interest cost		6,822		7,503		9,487
Actuarial loss		9,165		9,059
Lump-sum payments paid		(6,365)		(7,889)
Ordinary benefits paid		(8,129)		(8,234)
Benefit obligation at end of year		159,119		157,626		157,187
Reconciliation of fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year		139,889		140,055
Actual return on plan assets		7,503		15,957
Employer contributions		0		0
Lump-sum payments paid		(6,365)		(7,889)
Ordinary benefits paid		(8,129)		(8,234)
Fair value of plan assets at end of year		132,898		139,889		140,055
Funded status [Abstract]
Funded status at end of year		(26,221)		(17,737)
Fair value of plan assets at end of year		132,898		139,889		140,055
Amounts recognized in consolidated balance sheets consist of [Abstract]
Net amount recognized at end of year		(26,221)		(17,737)
Less: Current portion		0		0
Non-current benefit liability		(26,221)		(17,737)
Amounts not yet recognized in net periodic benefit cost and included in accumulated other comprehensive income (loss) [Abstract]
Actuarial net (loss) gain		(59,502)		(56,267)
Prior service credits		0		0
Net amount recognized in accumulated other comprehensive (loss) income		(59,502)		(56,267)
Losses (gains) in accumulated other comprehensive loss expected to be recognized as components of net period benefit costs in succeeding fiscal year		5,271
Defined Benefit Plan Amounts Recognized in Other Comprehensive Income [Abstract]
Amount recognized in other comprehensive income net of actuarial losses		7,957		1,181
Plan Assets [Abstract]
Number of members on the Benefits Committee		5
Actual allocation of assets held in trust [Abstract]
Total (in hundredths)		100.00%		100.00%
Projected Contributions and Benefit Payments by Fiscal Year [Abstract]
2012		27,452
2013		13,804
2014		13,303
2015		12,494
2016		12,079
2017 through 2021		51,118
Components of net periodic benefit costs included in operating expenses [Abstract]
Service cost		0		0		0
Interest cost		6,822		7,503		9,487
Expected return on plan assets		(6,295)		(8,080)		(9,205)
Amortization of prior service credit		0		0		0
Settlement charge		0		2,818		0
Recognized net actuarial loss		4,721		5,374		4,050
Net periodic benefit costs		5,248		7,615		4,332
Actuarial assumptions [Abstract]
Weighted-average discount rate used in calculating benefit obligations (in hundredths)		4.38%		4.75%
Assumptions used in calculating net periodic benefit costs [Abstract]
Weighted-average discount rate (in hundredths)		4.75%		5.13%		7.63%
Weighted-average expected long-term rate of return on plan assets (in hundredths)		5.00%		6.25%		7.39%
Percentage threshold of the greater of projected benefit obligation and market-related value plan assets as unrecognized actuarial gains and losses (in hundredths)		10.00%
Pension Benefits [Member] | Level 2 Inputs [Member]
Reconciliation of fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year		132,898		139,889
Funded status [Abstract]
Fair value of plan assets at end of year		132,898		139,889
Pension Benefits [Member] | Equity securities [Member]
Target allocation of plan assets - equity securities [Abstract]
Allocation percentage of plan assets - equity securities, range minimum (in hundredths)		5.00%		5.00%
Allocation percentage of plan assets - equity securities, range maximum (in hundredths)		25.00%		25.00%
Actual allocation of assets held in trust [Abstract]
Equity securities (in hundredths)		12.00%		14.00%
Pension Benefits [Member] | Short-term investments [Member] | Level 2 Inputs [Member]
Reconciliation of fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year		1,439	[1]	1,259	[1]
Funded status [Abstract]
Fair value of plan assets at end of year		1,439	[1]	1,259	[1]
Pension Benefits [Member] | Domestic equity securities [Member] | Level 2 Inputs [Member]
Reconciliation of fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year		10,823	[1],[2]	13,042	[1],[2]
Funded status [Abstract]
Fair value of plan assets at end of year		10,823	[1],[2]	13,042	[1],[2]
Pension Benefits [Member] | International equity securities [Member] | Level 2 Inputs [Member]
Reconciliation of fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year		5,342	[1],[2]	6,563	[1],[2]
Funded status [Abstract]
Fair value of plan assets at end of year		5,342	[1],[2]	6,563	[1],[2]
Pension Benefits [Member] | Fixed income securities [Member]
Target allocation of plan assets - fixed income securities [Abstract]
Allocation percentage of plan assets - fixed income securities, range minimum (in hundredths)		75.00%		75.00%
Allocation percentage of plan assets - fixed income securities, range maximum (in hundredths)		95.00%		95.00%
Actual allocation of assets held in trust [Abstract]
Fixed income securities (in hundredths)		88.00%		86.00%
Pension Benefits [Member] | Fixed income securities [Member] | Level 2 Inputs [Member]
Reconciliation of fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year		115,294	[1],[3]	119,025	[1],[3]
Funded status [Abstract]
Fair value of plan assets at end of year		115,294	[1],[3]	119,025	[1],[3]
Retiree Health and Life Benefits [Member]
Reconciliation of benefit obligations [Roll Forward]
Benefit obligation at beginning of year		20,932		21,127
Service cost		7		7		4
Interest cost		855		1,013		1,381
Actuarial loss		631		285
Lump-sum payments paid		0		0
Ordinary benefits paid		(1,530)		(1,500)
Benefit obligation at end of year		20,895		20,932		21,127
Reconciliation of fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year		0		0
Actual return on plan assets		0		0
Employer contributions		1,530		1,500
Lump-sum payments paid		0		0
Ordinary benefits paid		(1,530)		(1,500)
Fair value of plan assets at end of year		0		0		0
Funded status [Abstract]
Funded status at end of year		(20,895)		(20,932)
Fair value of plan assets at end of year		0		0		0
Amounts recognized in consolidated balance sheets consist of [Abstract]
Net amount recognized at end of year		(20,895)		(20,932)
Less: Current portion		1,669		1,620
Non-current benefit liability		(19,226)		(19,312)
Amounts not yet recognized in net periodic benefit cost and included in accumulated other comprehensive income (loss) [Abstract]
Actuarial net (loss) gain		1,825		2,492
Prior service credits		2,358		2,848
Net amount recognized in accumulated other comprehensive (loss) income		4,183		5,340
Losses (gains) in accumulated other comprehensive loss expected to be recognized as components of net period benefit costs in succeeding fiscal year		(465)
Defined Benefit Plan Amounts Recognized in Other Comprehensive Income [Abstract]
Amount recognized in other comprehensive income net of actuarial losses		631		285
Projected Contributions and Benefit Payments by Fiscal Year [Abstract]
2012		1,669
2013		1,603
2014		1,540
2015		1,466
2016		1,382
2017 through 2021		5,553
Components of net periodic benefit costs included in operating expenses [Abstract]
Service cost		7		7		4
Interest cost		855		1,013		1,381
Expected return on plan assets		0		0		0
Amortization of prior service credit		(490)		(490)		(490)
Settlement charge		0		0		0
Recognized net actuarial loss		(35)		(65)		(312)
Net periodic benefit costs		337		465		583
Actuarial assumptions [Abstract]
Weighted-average discount rate used in calculating benefit obligations (in hundredths)		4.00%		4.25%
Assumptions used in calculating net periodic benefit costs [Abstract]
Weighted-average discount rate (in hundredths)		4.25%		5.00%		7.63%
Health care cost trend (in hundredths)		7.95%		8.15%		9.00%
Retirement Savings and Investment Plan 401(K) [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Contributions to the 401(k) Plan		$ 1,201		$ 2,504		$ 5,676

[1]	Includes funds which are not publicly traded and are valued at the net asset value of the units provided by the fund issuer.
[2]	Includes funds which invest primarily in a diversified portfolio of publicly traded US and Non-US common stock.
[3]	Includes funds which invest primarily in publicly traded and non-publicly traded, investment grade corporate bonds, U.S. government bonds and asset-back securities.

Unit-Based Compensation Arrangements (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 24, 2012	Mar. 26, 2011	Mar. 24, 2012	Mar. 26, 2011	Sep. 24, 2011	Sep. 25, 2010	Sep. 26, 2009
Units [Rollforward]
Outstanding, beginning of period (in units)			485,423
Awarded (in units)			108,674
Forfeited (in units)			(8,165)
Issued (in units)			(71,951)
Outstanding, end of period (in units)	513,981		513,981
Weighted Average Grant Date Fair Value Per Unit [Abstract]
Outstanding, beginning of period (in dollars per unit)			$ 32.71
Awarded (in dollars per unit)			$ 32.6
Forfeited (in dollars per unit)	$ (29.79)		$ (29.79)
Issued (in dollars per unit)			$ (29.95)
Outstanding, end of period (in dollars per unit)	$ 33.19		$ 33.19
Restricted Stock Units (RSUs) [Member]
Units [Rollforward]
Outstanding, beginning of period (in units)			485,423	481,267	481,267	415,295	446,515
Awarded (in units)					136,241	160,771	68,799
Forfeited (in units)					(21,290)	(4,693)	(28,382)
Issued (in units)					(110,795)	(90,106)	(71,637)
Outstanding, end of period (in units)					485,423	481,267	415,295
Weighted Average Grant Date Fair Value Per Unit [Abstract]
Outstanding, beginning of period (in dollars per unit)			$ 32.71	$ 29.67	$ 29.67	$ 28.89	$ 30.57
Awarded (in dollars per unit)					$ 39.54	$ 32.11	$ 18.1
Forfeited (in dollars per unit)					$ (33.05)	$ (30.31)	$ (31.92)
Issued (in dollars per unit)					$ (27.82)	$ (30.37)	$ (27.81)
Outstanding, end of period (in dollars per unit)					$ 32.71	$ 29.67	$ 28.89
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total number of Common Units authorized for issuance under the Restricted Unit Plans	1,903,406		1,903,406		1,906,971
Restricted Unit Plans, terms of award			Unless otherwise stipulated by the Compensation Committee of the Board of Supervisors on or before the grant date, restricted units issued under the Restricted Unit Plans vest over time with 25 of the Common Units vesting on the third and fourth anniversaries of the grant date and the remaining 50 of the Common Units vesting on the fifth anniversary of the grant date. The Restricted Unit Plans participants are not eligible to receive quarterly distributions or vote their respective restricted units until vested. Because each restricted unit represents a promise to issue a Common Unit at a future date, restricted units cannot be sold or transferred prior to vesting.		Unless otherwise stipulated by the Compensation Committee of the Partnership's Board of Supervisors on or before the grant date, Restricted Units issued under the Restricted Unit Plans vest over time with 25 of the Common Units vesting at the end of each of the third and fourth anniversaries of the grant date and the remaining 50 of the Common Units vesting at the end of the fifth anniversary of the grant date. The Restricted Unit Plans participants are not eligible to receive quarterly distributions on, or vote their respective restricted units until vested. Restricted units cannot be sold or transferred prior to vesting. The value of the restricted unit is established by the market price of the Common Unit on the date of grant, net of estimated future distributions during the vesting period. Restricted units are subject to forfeiture in certain circumstances as defined in the Restricted Unit Plans.
Aggregate grant date fair value of restricted units awarded			$ 3,543
Unrecognized compensation cost related to unvested restricted units awarded under the Restricted Unit Plans	7,302		7,302		6,320
Compensation expense - Restricted Unit Plans (RUP)	1,147	1,067	2,350	2,399	3,922	4,005	2,396
Weighted-average period over which compensation cost associated with unvested awards is expected to be recognized (in years)			1.8		1.8
Long-Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Long-Term Incentive Plan, terms of award			The Partnership has a non-qualified, unfunded long-term incentive plan for officers and key employees (the "LTIP") which provides for payment, in the form of cash, of an award of equity-based compensation at the end of a three-year performance period. The level of compensation earned under the LTIP is based on the market performance of the Partnership's Common Units on the basis of total return to Unitholders ("TRU") compared to the TRU of a predetermined peer group consisting solely of other master limited partnerships, approved by the Compensation Committee of the Board of Supervisors, over the same three-year performance period.		The Partnership has a non-qualified, unfunded long-term incentive plan for officers and key employees the "LTIP" which provides for payment, in the form of cash, for an award of equity-based compensation at the end of a three-year performance period. The level of compensation earned under the LTIP is based on the market performance of the Partnership's Common Units on the basis of total return to Unitholders "TRU" compared to the TRU of a predetermined peer group comprised of other publicly traded partnerships master limited partnerships, as approved by the Compensation Committee of the Partnership's Board of Supervisors, over the same three-year performance period.
Compensation expense - Long-Term Incentive Plan (LTIP)	102	645	691	1,501	1,504	3,058	3,402
Liability included within accrued employment and benefit costs (or other liabilities, as applicable) related to estimated future payments under the LTIP	$ 2,520		$ 2,520		$ 5,164

Financial Instruments and Risk Management (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Mar. 24, 2012	Mar. 26, 2011	Sep. 24, 2011	Sep. 25, 2010	Sep. 26, 2009
Asset Fair Value Measurement Using Significant Unobservable Inputs (Level 3) [Roll Forward]
Beginning balance of over-the-counter options	$ 1,780	$ 1,509	$ 1,509	$ 1,675
Beginning balance realized during the period	(398)	(833)	(1,509)	(1,434)
Change in the fair value of beginning balance	(770)	(41)	0	(241)
Contracts purchased during the period	330	475	1,780	1,509
Ending balance of over-the-counter options	942	1,110	1,780	1,509
Liability Fair Value Measurement Using Significant Unobservable Inputs (Level 3) [Roll Forward]
Beginning balance of over-the-counter options	118	29	29	844
Beginning balance realized during the period	0	(11)	(29)	(844)
Change in the fair value of beginning balance	(97)	(18)	0	0
Contracts purchased during the period	0	0	118	29
Ending balance of over-the-counter options	21	0	118	29
Derivative Instruments and Hedging Activities [Abstract]
Period over which partnership's outstanding commodity-related derivatives were scheduled to mature (in months)			15M
Weighted average maturity of outstanding commodity-related derivatives (in months)	5M		4M	3M
Credit Risk [Abstract]
Number of locations served by the Partnership			300
Number of states which the Partnership operates			30
Minimum concentration risk threshold accounted for by a single customer (in hundredths)			10.00%	10.00%	10.00%
Number of suppliers providing a concentration of propane supplies			3
Concentration percentage of propane supply provided by suppliers (in hundredths)			37.00%	38.00%	40.00%
Bank Debt and Senior Notes [Abstract]
Fair Value of Senior Notes	270,000		248,500
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Fair value - liabilities	3,637		4,596	6,301
Designated as Hedging Instrument [Member] | Interest Rate Swaps [Member] | Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair value - liabilities	999		1,934	3,561
Designated as Hedging Instrument [Member] | Interest Rate Swaps [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair value - liabilities	2,638		2,662	2,740
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Fair Value - assets	1,282		5,454	2,623
Fair value - liabilities	31		2,476	2,479
Not Designated as Hedging Instrument [Member] | Commodity Options [Member] | Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair value - liabilities	0		69	0
Not Designated as Hedging Instrument [Member] | Commodity Options [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair value - liabilities	31		2,407	641
Not Designated as Hedging Instrument [Member] | Commodity Options [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Fair Value - assets	1,083		3,710	2,601
Not Designated as Hedging Instrument [Member] | Commodity Options [Member] | Other Assets [Member]
Derivatives, Fair Value [Line Items]
Fair Value - assets	0		612	0
Not Designated as Hedging Instrument [Member] | Commodity Futures [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair value - liabilities			0	1,838
Not Designated as Hedging Instrument [Member] | Commodity Futures [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Fair Value - assets	199		1,132	22
Not Designated as Hedging Instrument [Member] | Commodity Futures [Member] | Other Assets [Member]
Derivatives, Fair Value [Line Items]
Fair Value - assets			$ 0	$ 0

Financial Instruments and Risk Management By Income Statement Location (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 24, 2012	Mar. 26, 2011	Mar. 24, 2012	Mar. 26, 2011	Sep. 24, 2011 Designated as Hedging Instrument [Member] Derivatives in Cash Flow Hedging Relationships [Member] Interest Rate Swaps [Member]	Sep. 25, 2010 Designated as Hedging Instrument [Member] Derivatives in Cash Flow Hedging Relationships [Member] Interest Rate Swaps [Member]	Sep. 26, 2009 Designated as Hedging Instrument [Member] Derivatives in Cash Flow Hedging Relationships [Member] Interest Rate Swaps [Member]	Sep. 24, 2011 Designated as Hedging Instrument [Member] Derivatives in Cash Flow Hedging Relationships [Member] Interest Rate Swaps [Member] Interest Expense [Member]	Sep. 25, 2010 Designated as Hedging Instrument [Member] Derivatives in Cash Flow Hedging Relationships [Member] Interest Rate Swaps [Member] Interest Expense [Member]	Sep. 26, 2009 Designated as Hedging Instrument [Member] Derivatives in Cash Flow Hedging Relationships [Member] Interest Rate Swaps [Member] Interest Expense [Member]	Sep. 24, 2011 Not Designated as Hedging Instrument [Member]	Sep. 25, 2010 Not Designated as Hedging Instrument [Member]	Sep. 26, 2009 Not Designated as Hedging Instrument [Member]	Sep. 24, 2011 Not Designated as Hedging Instrument [Member] Commodity Options [Member] Cost of Products Sold [Member]	Sep. 25, 2010 Not Designated as Hedging Instrument [Member] Commodity Options [Member] Cost of Products Sold [Member]	Sep. 26, 2009 Not Designated as Hedging Instrument [Member] Commodity Options [Member] Cost of Products Sold [Member]	Sep. 24, 2011 Not Designated as Hedging Instrument [Member] Commodity Futures [Member] Cost of Products Sold [Member]	Sep. 25, 2010 Not Designated as Hedging Instrument [Member] Commodity Futures [Member] Cost of Products Sold [Member]	Sep. 26, 2009 Not Designated as Hedging Instrument [Member] Commodity Futures [Member] Cost of Products Sold [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Unrealized Gains (Losses) Recognized in Income	$ 0	$ 4,123	$ (1,048)	$ 2,550							$ 1,431	$ (5,400)	$ 1,713	$ (1,517)	$ (1,275)	$ (589)	$ 2,948	$ (4,125)	$ 2,302
Amount of Gain (Losses) Recognized in OCI (Effective Portion)	(695)	(352)	(378)	226	(1,177)	(5,706)	(4,079)
Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)	$ (642)	$ (704)	$ (1,338)	$ (1,428)				$ (2,881)	$ (3,597)	$ (3,088)

Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Mar. 24, 2012	Sep. 24, 2011	Sep. 25, 2010
Commitments and Contingencies [Abstract]
Accrued insurance liabilities	$ 49,858	$ 52,841	$ 55,445
Portion of the estimated self-insurance liability that exceeds insurance deductibles	$ 16,543	$ 17,513	$ 17,990

Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 24, 2011	Sep. 25, 2010	Sep. 26, 2009	Mar. 24, 2012
Commitments and Contingencies [Abstract]
Rental expense under operating leases	$ 18,868	$ 17,561	$ 17,254
Future minimum rental commitments under noncancelable operating lease agreements [Abstract]
2012	15,836
2013	13,346
2014	11,540
2015	8,480
2016	4,993
2017 and thereafter	4,709
Self Insurance [Abstract]
Accrued insurance liabilities	52,841	55,445		49,858
Portion of the estimated self-insurance liability that exceeds insurance deductibles	$ 17,513	$ 17,990		$ 16,543

Guarantees (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Guarantees [Abstract]
Transportation equipment remaining lease periods	through fiscal 2019	through fiscal 2018
Maximum potential amount of aggregate future payments Partnership could be required to make	$ 10,456	$ 9,686

Guarantees (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Guarantees [Abstract]
Transportation equipment remaining lease periods	through fiscal 2019	through fiscal 2018
Maximum potential amount of aggregate future payments under leasing arrangements	$ 10,456	$ 9,686

Pension Plans and Other Postretirement Benefits (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended
	Mar. 24, 2012	Sep. 29, 2012	Mar. 24, 2012 Pension Benefits [Member]	Mar. 26, 2011 Pension Benefits [Member]	Mar. 24, 2012 Pension Benefits [Member]	Mar. 26, 2011 Pension Benefits [Member]	Mar. 24, 2012 Postretirement Benefits [Member]	Mar. 26, 2011 Postretirement Benefits [Member]	Mar. 24, 2012 Postretirement Benefits [Member]	Mar. 26, 2011 Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost							$ 2	$ 2	$ 3	$ 4
Interest cost			1,577	1,705	3,155	3,411	200	213	401	427
Expected return on plan assets			(1,416)	(1,573)	(2,833)	(3,147)
Amortization of prior service credit							(122)	(122)	(244)	(244)
Recognized net actuarial loss			1,318	1,180	2,636	2,360	0	(9)	0	(18)
Net periodic benefit cost			1,479	1,312	2,958	2,624	80	84	160	169
Projected annual contribution requirements related to the Partnership's postretirement health care and life insurance benefit plan for fiscal year		1,669
Contributions made related to the Partnership's postretirement health care and life insurance plan during the period	$ 812

Public Offerings (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 24, 2011	Sep. 25, 2010	Sep. 26, 2009	Mar. 24, 2012
Sale of Partnership Units [Line Items]
Proceeds received from public offering, net	$ 0	$ 0	$ 95,880
Purchase of aggregate principal of Senior Notes			175,000
Common units outstanding (in units)	35,428,855	35,318,000		35,500,806
Public Offering [Member]
Sale of Partnership Units [Line Items]
Date of partnership units sold			Aug 10, 2009
Number of common units sold (in units)			2,200,000
Price per common unit sold in a public offering (in dollars per unit)			$ 41.5
Proceeds received from public offering, net			86,700
Over Allotment Option [Member]
Sale of Partnership Units [Line Items]
Date of partnership units sold			Aug 24, 2009
Number of common units sold (in units)			230,934
Price per common unit sold in a public offering (in dollars per unit)			$ 41.5
Proceeds received from public offering, net			$ 9,180

Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 24, 2012	Mar. 26, 2011	Mar. 24, 2012	Mar. 26, 2011	Sep. 24, 2011	Sep. 25, 2010	Sep. 26, 2009
Segment Information [Abstract]
Number of operating segments					5
Number of reportable segments					3
Revenues [Abstract]
Propane	$ 283,759	$ 358,309	$ 524,115	$ 617,710	$ 929,492	$ 885,459	$ 864,012
Fuel oil and refined fuels					139,572	135,059	159,596
Natural gas and electricity	21,708	32,689	39,759	51,657	84,721	77,587	76,832
All other	8,411	9,586	18,909	21,122	36,767	38,589	42,714
Total revenues	357,626	464,102	657,512	792,409	1,190,552	1,136,694	1,143,154
Operating income:
Total operating income	56,125	107,233	86,415	157,574	143,228	153,368	210,615
Reconciliation to income from continuing operations:
Loss on debt extinguishment	507	0	507	0	0	9,473	4,624
Interest expense, net	6,425	6,819	13,263	13,665	27,378	27,397	38,267
Provision for income taxes	(380)	98	(160)	464	884	1,182	2,486
Net income	49,573	100,316	72,805	143,445	114,966	115,316	165,238
Depreciation and amortization	7,649	8,454	15,434	16,634	35,628	30,834	30,343
Assets	931,478		931,478		956,459	970,914
Propane [Member]
Revenues [Abstract]
Propane					929,492	885,459	864,012
Operating income:
Total operating income					203,567	230,717	268,969
Reconciliation to income from continuing operations:
Depreciation and amortization					19,525	17,505	15,951
Assets					706,008	693,699
Fuel Oil and Refined Fuels [Member]
Revenues [Abstract]
Fuel oil and refined fuels					139,572	135,059	159,596
Operating income:
Total operating income					11,140	11,589	17,950
Reconciliation to income from continuing operations:
Depreciation and amortization					4,139	3,277	4,253
Assets					44,973	57,681
Natural Gas and Electricity [Member]
Revenues [Abstract]
Natural gas and electricity					84,721	77,587	76,832
Operating income:
Total operating income					11,667	11,629	12,791
Reconciliation to income from continuing operations:
Depreciation and amortization					897	970	1,008
Assets					18,675	21,552
All Other Segment [Member]
Revenues [Abstract]
All other					36,767	38,589	42,714
Total revenues	8,411	9,586	18,909	21,122
Operating income:
Total operating income	(3,732)	(2,951)	(6,329)	(5,514)	(13,750)	(17,995)	(16,346)
Reconciliation to income from continuing operations:
Depreciation and amortization	20	98	53	105	111	261	436
Assets	3,694		3,694		3,719	3,042
Corporate [Member]
Operating income:
Total operating income	(15,730)	(16,352)	(31,511)	(33,553)	(69,396)	(82,572)	(72,749)
Reconciliation to income from continuing operations:
Depreciation and amortization	1,988	2,715	4,061	5,318	10,956	8,821	8,695
Assets	$ 132,681		$ 132,681		$ 183,084	$ 194,940

Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 24, 2012	Mar. 26, 2011	Mar. 24, 2012	Mar. 26, 2011	Sep. 24, 2011	Sep. 25, 2010	Sep. 26, 2009
Segment Information [Abstract]
Number of operating segments					5
Number of reportable segments					3
Segment Reporting Information [Line Items]
Total revenues	$ 357,626	$ 464,102	$ 657,512	$ 792,409	$ 1,190,552	$ 1,136,694	$ 1,143,154
Operating income	56,125	107,233	86,415	157,574	143,228	153,368	210,615
Depreciation and amortization	7,649	8,454	15,434	16,634	35,628	30,834	30,343
Total assets	931,478		931,478		956,459	970,914
Reconciliation to net income:
Loss on debt extinguishment	507	0	507	0	0	9,473	4,624
Interest expense, net	6,425	6,819	13,263	13,665	27,378	27,397	38,267
Provision for income taxes	(380)	98	(160)	464	884	1,182	2,486
Net income	49,573	100,316	72,805	143,445	114,966	115,316	165,238
All Other Segment [Member]
Segment Reporting Information [Line Items]
Total revenues	8,411	9,586	18,909	21,122
Operating income	(3,732)	(2,951)	(6,329)	(5,514)	(13,750)	(17,995)	(16,346)
Depreciation and amortization	20	98	53	105	111	261	436
Total assets	3,694		3,694		3,719	3,042
Corporate [Member]
Segment Reporting Information [Line Items]
Operating income	(15,730)	(16,352)	(31,511)	(33,553)	(69,396)	(82,572)	(72,749)
Depreciation and amortization	1,988	2,715	4,061	5,318	10,956	8,821	8,695
Total assets	132,681		132,681		183,084	194,940
Propane [Member]
Segment Reporting Information [Line Items]
Total revenues	283,759	358,309	524,115	617,710
Operating income	70,483	108,128	113,981	173,266
Depreciation and amortization	4,942	4,800	9,855	9,493
Total assets	728,135		728,135		706,008
Fuel Oil and Refined Fuels [Member]
Segment Reporting Information [Line Items]
Total revenues	43,748	63,518	74,729	101,920
Operating income	3,465	13,033	5,931	14,755
Depreciation and amortization	620	617	1,162	1,271
Total assets	48,347		48,347		44,973
Natural Gas and Electricity [Member]
Segment Reporting Information [Line Items]
Total revenues	21,708	32,689	39,759	51,657
Operating income	1,639	5,375	4,343	8,620
Depreciation and amortization	79	224	303	447
Total assets	$ 18,621		$ 18,621		$ 18,675

Subsequent Events (Details) (USD $) In Thousands, unless otherwise specified	Apr. 25, 2012	Mar. 24, 2012
Amended Credit Agreement Due 2017 [Member]
Debt Instrument [Line Items]
Commitment to provide the partnership with incremental term loan facility	$ 250,000
Revolving credit facility current borrowing capacity	250,000
Commitment to increase revolving credit facility amount, maximum	400,000	250,000
Inergy Propane LLC [Member]
Business Acquisition [Line Items]
Total acquisition value	1,800,000
Newly issued senior notes to Inergy bondholders as a part of an acquisition	1,000,000
Partial cash payment as a part of an acquisition	200,000
New common units issued as a part of an acquisition	$ 600,000

SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 24, 2011		Sep. 25, 2010		Sep. 26, 2009
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 5,403		$ 4,374		$ 6,578
Charged (Credited) to Costs and Expenses	5,598		5,141		3,284
Other Additions	0		0		0
Deductions	(4,041)	[1]	(4,112)	[1]	(5,488)	[1]
Balance at End of Period	6,960		5,403		4,374
Valuation Allowance of Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	40,656		45,462		48,895
Charged (Credited) to Costs and Expenses	(454)		(4,806)		(2,048)
Other Additions	0		0		0
Deductions	0	[1]	0	[1]	(1,385)	[1]
Balance at End of Period	$ 40,202		$ 40,656		$ 45,462

[1]	Represents amounts that did not impact earnings.